    As filed with the Securities and Exchange Commission on October 30, 1997

                        Securities Act File No. 333-01999
                    Investment Company Act File No. 811-07577

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 3     [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 5             [X]



                       Sierra Asset Management Portfolios
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                          Northridge, California 91324
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (818) 725-0200

                                James H. Overholt
                               9301 Corbin Avenue
                          Northridge, California 91324
                     (Name and Address of Agent for Service)


                                   Copies to:

Richard W. Grant, Esq.                            W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP                       Morgan, Lewis & Bockius LLP
2000 One Logan Square                             1800 M Street, N.W.
Philadelphia, Pennsylvania  19103                 Washington, D.C. 20036

               It is proposed that this filing will become effective (check appropriate box):


      [ ] immediately upon filing pursuant to paragraph (b), or
      [X] on October 31, 1997 pursuant to paragraph (b),
      [ ] 60 days after filing pursuant to paragraph (a), or
      [ ] 75 days after filing pursuant to paragraph (a), or
      [ ] on October 31, 1997 pursuant to paragraph (a) of Rule 485






               Registrant's Rule 24f-2 Notice with respect to the Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio, and Income Portfolio for the fiscal year ended June 30, 1997 was filed with the Securities and Exchange Commission ("SEC") on August 28, 1997.

Part A -       Information Required in a Prospectus

Form N-1A
Item No.       Location in Prospectus
--------       ----------------------
1.             Cover Page . . . . . . . . .                          Cover Page

2.             Synopsis . . . . . . . . . .                          Portfolio Expenses (Class A Shares); Portfolio Expenses
                                                                     (Class B Shares); Expense Ratios of the Underlying Funds

3.             Condensed Financial
                Information . . . . . . . .                          Financial Highlights

4.             General Description of
                Registrant  . . . . . . . .                          Investments and Risk Considerations of the Portfolios;
                                                                     Investment and Risk Considerations of the Underlying
                                                                     Funds; Securities and Investment Practices of the
                                                                     Portfolios and the Underlying Funds

5.             Management of the Fund . . .                          The Portfolios in Detail -- Organization; Sierra Services,
                                                                     Sierra Advisors, Their Affiliates and the Portfolios'
                                                                     Service Providers; Breakdown of their Portfolio Expenses

5A.            Management's Discussion of
                Fund Performance  . . . . .                          Not Applicable

6.             Capital Stock and Other
                Securities  . . . . . . . .                          Dividends, Capital Gains  and Taxes

7.             Purchase of Securities
                Being Offered . . . . . . .                          Your Sierra Asset Management ("SAM") Portfolio Account;
                                                                     Ways to Set Up Your Account; Exchange Privileges and
                                                                     Restrictions

8.             Redemption or Repurchase . .                          How to Sell Shares; Transaction Details; Exchange
                                                                     Privileges and Restrictions

9.             Pending Legal Proceedings. .                          None

Part B -       Information Required in a Statement of Additional Information

Form N-1A
Item No.       Location in Statement of Additional Information
--------       -----------------------------------------------
10.            Cover Page . . . . . . . . .                          Cover Page

11.            Table of Contents  . . . . .                          Table of Contents

12.            General Information and
                History . . . . . . . . . .                          General Information and History

13.            Investment Objectives and
                Policies  . . . . . . . . .                          Investment Objectives and Policies of the Portfolios and
                                                                     Underlying Funds

14.            Management of the Fund . . .                          Management of the Trust

15.            Control Persons and Principal
                Holders of Securities . . .                          Not Applicable

16.            Investment Advisory and
                Other Services  . . . . . .                          How to Buy and Redeem Shares; Management of the Trust

17.            Brokerage Allocation and
                Other Practices . . . . . .                          Portfolio Turnover; Portfolio Transactions

18.            Capital Stock and Other
                Securities  . . . . . . . .                          Management of the Trust; see Prospectus -- "The Portfolios
                                                                     in Detail -- Organization" and "Dividends, Capital Gain
                                                                     Distributions and Taxes"

19.            Purchase, Redemption and
                Pricing of Securities
                Being Offered . . . . . . .                          How to Buy and Redeem Shares; Net Asset Value; How to
                                                                     Exchange Shares

20.            Tax Status . . . . . . . . .                          Taxes; see Prospectus -- "Dividends, Capital Gains and
                                                                     Taxes"

21.            Underwriters . . . . . . . .                          How to Buy and Redeem Shares; Distributor

22.            Calculation of Performance
                Data  . . . . . . . . . . .                          Determination of Performance; See Prospectus --
                                                                     "Performance Information"

23.            Financial Statements . . . .                          Financial Statements


Part C

               Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

            PROSPECTUS                 SIERRA ASSET MANAGEMENT PORTFOLIOS
         OCTOBER 31, 1997              P.O. BOX 5118
                                       WESTBORO, MASSACHUSETTS 01581-5118
                                       (800) 222-5852

                            CAPITAL GROWTH PORTFOLIO
                                GROWTH PORTFOLIO
                               BALANCED PORTFOLIO
                                VALUE PORTFOLIO
                                INCOME PORTFOLIO

The Sierra Asset Management Portfolios (the "Trust") is an open-end management investment company or mutual fund, and is managed by Sierra Investment Services Corporation ("Sierra Services"). The Trust consists of five separate diversified investment funds (each, a "Portfolio," and together, the "Portfolios") named above. The Portfolios offer a range of asset allocation strategies designed to accommodate different investors' philosophies and goals. Each Portfolio seeks to achieve its goal primarily by investing, within certain predetermined percentage ranges, in shares of various investment funds of the Sierra Trust Funds, an open-end management investment company, and in the Sierra Prime Income Fund ("SPIF"), a closed-end management investment company (together, the "Underlying Funds"), each of which is managed by Sierra Investment Advisors Corporation ("Sierra Advisors"). This Prospectus describes the Class A Shares and Class B Shares of the Trust. The Class A and Class B Shares offer investors alternative ways of paying sales charges and distribution costs. Please read this Prospectus before investing, and keep it for future reference. It contains useful information that can help you decide whether the investment goals of one or more of the Portfolios are right for you.

A Statement of Additional Information ("SAI") about the Trust, dated October 31, 1997, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference (and is considered legally a part of this Prospectus). The SAI is available free upon request by calling the Trust at 800-222-5852.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE TRUST'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, OR ANY OF ITS AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                               TABLE OF CONTENTS


                                                                                            PAGE
                                                                                            ----
Portfolio Expenses.......................................................................     2
Investments and Risk Considerations of the Portfolios....................................    11
Investments and Risk Considerations of the Underlying Funds..............................    17
Performance Information..................................................................    35
Your Sierra Asset Management ("SAM") Portfolio Account...................................    36
How to Invest in a SAM Portfolio.........................................................    38
How to Sell Shares.......................................................................    44
Exchange Privileges and Restrictions.....................................................    47
Dividends, Capital Gains and Taxes.......................................................    47
Shareholder and Account Policies.........................................................    49
The Portfolios in Detail.................................................................    50
Sierra Services, Sierra Advisors, Their Affiliates and the Portfolios' Service
  Providers..............................................................................    50
Breakdown of Portfolio Expenses..........................................................    53


PORTFOLIO EXPENSES
(CLASS A SHARES)

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Portfolio's Class A Shares. In addition to these direct expenses, Class A Shares of the Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds. See "Expense Ratios of the Underlying Funds."
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

                                        CAPITAL GROWTH                      BALANCED                       INCOME
                                          PORTFOLIO      GROWTH PORTFOLIO   PORTFOLIO  VALUE PORTFOLIO    PORTFOLIO
                                        --------------   ----------------   --------   ---------------   -----------
Maximum Sales Charge Imposed on
  Purchase (as a percentage of
  offering price)                            5.75%             5.50%          5.25%         4.50%           4.50%
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
  percentage of offering price)               None              None           None          None            None
Maximum Contingent Deferred Sales
  Charge(1)                                   None              None           None          None            None
Redemption Fees(2)                            None              None           None          None            None
Exchange Fees(3)                              None              None           None          None            None

ANNUAL PORTFOLIO OPERATING EXPENSES
  (DIRECT EXPENSES) (as a percentage
  of average net assets)
Management/Advisory Fees                     0.15%             0.15%          0.15%         0.15%           0.15%
Rule 12b-1 Fees                              0.25%             0.25%          0.25%         0.25%           0.25%
Other Expenses (after voluntary
  waivers)(4)                                0.55%             0.55%          0.55%         0.55%           0.55%
                                           -------           -------        --------      -------         -------
Total Portfolio Operating Expenses
  (after voluntary waivers)(5)               0.95%             0.95%          0.95%         0.95%           0.95%

--------------------------------------------------------------------------------

(1) Certain investors who purchase Class A Shares at net asset value based on a purchase amount of $1 million or more may be subject to a 1.0% CDSC on redemptions within one year of purchase or a 0.5% CDSC on redemptions after 1 year but within 2 years of purchase.

(2) A $5.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(3) Upon 60 days' prior written notice to shareholders, the exchange privilege may be modified or terminated and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. See "Exchange Privileges and Restrictions."

(4) Reflects the voluntary agreement of Sierra Fund Administration Corporation ("Sierra Administration") to waive certain fees to limit the total operating expenses for each Portfolio. In the absence of such voluntary waivers the Other Expenses are estimated to be 0.70% for the Capital Growth and Balanced Portfolios, 0.80% for the Value and Income Portfolios, and 0.65% for the Growth Portfolio.

(5) Reflects the voluntary waiver of fees. In the absence of such voluntary waivers the total operating expenses are estimated to be 1.10% for the Capital Growth and Balanced Portfolios, 1.20% for the Value and Income Portfolios, and 1.05% for the Growth Portfolio.

EXAMPLE

An investor in a Portfolio would pay the following expenses, including indirect expenses, on a $1,000 investment assuming: (1) a 5% annual return; and (2) redemption at the end of each time period.


                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------
Capital Growth Portfolio Class A.............................     79         125         173         305
Growth Portfolio Class A.....................................     76         120         167         295
Balanced Portfolio Class A...................................     72         113         156         276
Value Portfolio Class A......................................     62          99         138         246
Income Portfolio Class A.....................................     62          97         135         240


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A Shares of each Portfolio. In addition to the Direct Expenses set forth in the expense table above, each Portfolio will bear the indirect expenses of its investments in the Underlying Funds. The expense examples are based on the Direct Expenses of each Portfolio plus a weighted average of the expense ratios of the Underlying Funds based on current allocations. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution in addition to those set forth above. The information set forth in the foregoing table and example relates to the Class A Shares. Class A Shares are subject to the same management and advisory expenses as Class B Shares, but are subject to different distribution and shareholder servicing expenses. Additional information may be found under "The Portfolios in Detail - Sierra Services, Sierra Advisors, Their Affiliates and the Portfolios' Service Providers" and "The Portfolios In Detail - Breakdown of Portfolio Expenses."

Long-term Class A shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

PORTFOLIO EXPENSES
(CLASS B SHARES)

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly in connection with an investment in each Portfolio's Class B Shares. In addition to these direct expenses, Class B Shares of the Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds. See "Expense Ratios of the Underlying Funds."

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

                                           CAPITAL
                                           GROWTH                        BALANCED
                                          PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO   INCOME PORTFOLIO
                                          ---------   ----------------   ---------   ---------------   ----------------
Maximum Sales Charge Imposed on Purchase
  (as a percentage of offering price)        None            None           None           None               None
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a percentage
  of offering price)                         None            None           None           None               None
Maximum Contingent Deferred Sales Charge    5.00%           5.00%          5.00%          5.00%              5.00%
Redemption Fees(1)                           None            None           None           None               None
Exchange Fees(2)                             None            None           None           None               None

ANNUAL PORTFOLIO OPERATING EXPENSES
  (DIRECT EXPENSES) (as a percentage of
  average net assets)
Management/Advisory Fees                    0.15%           0.15%          0.15%          0.15%              0.15%
Rule 12b-1 & Shareholder Servicing Fees     1.00%           1.00%          1.00%          1.00%              1.00%
Other Expenses (after voluntary
  waivers)(3)                               0.55%           0.55%          0.55%          0.55%              0.55%
                                          ---------       -------        ---------      -------            -------
Total Portfolio Operating Expenses
  (after voluntary waivers)(4)              1.70%           1.70%          1.70%          1.70%              1.70%

--------------------------------------------------------------------------------

(1) A $5.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(2) Upon 60 days' prior written notice to shareholders, the exchange privilege may be modified or terminated and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. See "Exchange Privileges and Restrictions."


(3) Reflects the voluntary agreement of Sierra Administration to waive certain fees to limit the total operating expenses for each Portfolio. In the absence of such voluntary waivers the Other Expenses are estimated to be 0.70% for the Capital Growth and Balanced Portfolios, 0.80% for the Value and Income Portfolios, and 0.65% for the Growth Portfolio.


(4) Reflects the voluntary waiver of fees. In the absence of such voluntary waivers the total operating expenses are estimated to be 1.85% for the Capital Growth and Balanced Portfolios, 1.95% for the Value and Income Portfolios, and 1.80% for the Growth Portfolio.

EXAMPLE

An investor in a Portfolio would pay the following expenses, including indirect expenses, on a $1,000 investment assuming: (1) a 5% annual return; and

(2) Redemption at the end of each time period


                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------
Capital Growth Portfolio Class B.............................     81         124         180         336
Growth Portfolio Class B.....................................     80         122         176         328
Balanced Portfolio Class B...................................     78         116         167         311
Value Portfolio Class B......................................     76         109         155         288
Income Portfolio Class B.....................................     75         107         152         282


(2) No redemptions


                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                               ------     -------     -------     --------
Capital Growth Portfolio Class B.............................     31          94         160         336
Growth Portfolio Class B.....................................     30          92         156         328
Balanced Portfolio Class B...................................     28          86         147         311
Value Portfolio Class B......................................     26          79         135         288
Income Portfolio Class B.....................................     25          77         132         282


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B Shares of each Portfolio. In addition to the Direct Expenses set forth in the expense table above, each Portfolio will bear the indirect expenses of its investments in the Underlying Funds. The expense examples are based on the Direct Expenses of each Portfolio plus a weighted average of the expense ratios of the Underlying Funds based on current allocations. A person who purchases shares through an account with a financial institution may be charged separate fees by that institution in addition to those set forth above. The information set forth in the foregoing table and example relates to the Class B Shares. Class B Shares are subject to the same management and advisory expenses as Class A Shares, but are subject to different distribution and shareholder servicing expenses. Additional information may be found under "The Portfolios in Detail - Sierra Services, Sierra Advisors, Their Affiliates and the Portfolios' Service Providers" and "The Portfolios in Detail - Breakdown of Portfolio Expenses."

Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the NASD.

EXPENSE RATIOS OF
THE UNDERLYING FUNDS

As previously stated, Class A and Class B Shares of the Portfolios will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, which are investment funds of the Sierra Trust Funds ("STF") and, Sierra Prime Income Fund ("SPIF") and the investment returns of each class of shares of the Portfolios will be net of the expenses of the Underlying Funds. The chart set forth below provides the expense ratios for each of the Underlying Funds in which the Portfolios will invest based on information as of June 30, 1997.


                                                                UNDERLYING FUNDS'
UNDERLYING FUNDS                                                 EXPENSE RATIOS*
----------------                                                -----------------
STF U.S. Government Money Fund                                        0.60%
STF Global Money Fund                                                 0.60%
STF Short Term High Quality Bond Fund                                 0.65%
STF Short Term Global Government Fund                                 0.65%
STF U.S. Government Fund                                              0.75%
STF Corporate Income Fund                                             0.95%
STF Growth and Income Fund                                            1.25%
STF Growth Fund                                                       1.47%
STF Emerging Growth Fund                                              1.49%
STF International Growth Fund                                         1.43%
Sierra Prime Income Fund                                              1.35%


---------------


 * The Portfolios will purchase only Class I Shares of the Underlying Funds other than SPIF, and Class A Shares of SPIF. The expense ratio is the ratio of the annual operating expenses of the Underlying Funds applicable to Class I Shares (and Class A Shares of SPIF) to the average net assets of the Underlying Fund. The expense ratios shown above reflect existing fee waivers or expense reimbursements arrangements that may be discontinued at any time and/or credits allowed by the custodian. Set forth below are the estimated total fund operating expenses of each Underlying Fund absent such fee waivers and expense reimbursements. STF U.S. Government Money Fund (1.13%); STF Global Money Fund (0.92%); STF Short Term High Quality Bond Fund (1.14%); STF Short Term Global Government Fund (1.32%); STF U.S. Government Fund (1.08%); STF Corporate Income Fund (1.15%); STF Growth and Income Fund (1.25%); STF Growth Fund (1.47%); STF Emerging Growth Fund (1.49%); STF International Growth Fund (1.43%); Sierra Prime Income Fund (1.35%).


Investors in the Portfolios should recognize that they may invest directly in the Underlying Funds if they do not wish to participate in the Portfolios' asset allocation strategies investing in Underlying Funds. Through the Portfolios, investors will bear not only their proportionate share of the expenses of the Portfolios (including operating costs and investment advisory and administrative fees to the extent Sierra Administration has not elected to waive such fees), but will also indirectly bear similar expenses of the Underlying Funds. Class I Shares of the Underlying Funds are not subject to any sales load or distribution or shareholder service fees. For any Portfolio investing in the Class A Common Shares of SPIF, the sales load is waived, and neither a distribution fee nor a shareholder service fee will be charged. Consequently, a shareholder of a Portfolio's shares will not indirectly bear expenses paid by an Underlying Fund for the sale or distribution of its shares. See "How to Invest in a SAM Portfolio Account."

FINANCIAL HIGHLIGHTS


The following information, insofar as it relates to the period from July 25, 1996 (commencement of operations) through June 30, 1997 has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Trust's Annual Report to Shareholders (the "Annual Report"). The Financial Statements, Notes to Financial Statements and Report of Independent Accountants sections of the Annual Report are included in the SAI. Further information about the performance of the Portfolios is contained in the Annual Report. The SAI and Annual Report can be obtained at no charge by calling Sierra Shareholder Services ("Shareholder Services") at 800-222-5852.


                            CAPITAL GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                             CLASS A        CLASS B
                                                                              SHARES         SHARES
                                                                             --------       --------
                                                                              PERIOD         PERIOD
                                                                              ENDED          ENDED
                                                                             6/30/97*       6/30/97*
                                                                             --------       --------
Net asset value, beginning of period.......................................  $  10.00       $  10.00
                                                                             --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss........................................................     (0.02)+++      (0.10)+++
Net realized and unrealized gain on investments............................      1.90           1.90
                                                                             --------       --------
Total from investment operations...........................................      1.88           1.80
                                                                             --------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income.......................................        --             --
Distributions in excess of net investment income...........................     (0.62)         (0.61)
Distributions from net realized capital gains..............................     (0.00)***      (0.00)***
                                                                             --------       --------
Total distributions........................................................     (0.62)         (0.61)
                                                                             --------       --------
Net asset value, end of period.............................................  $  11.26       $  11.19
                                                                             ========       ========
TOTAL RETURN+..............................................................     19.33%         18.48%
                                                                             ========       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......................................  $ 14,253       $ 35,802
Ratio of operating expenses to average net assets++........................      0.90%**        1.65%**
Ratio of net investment loss to average net assets.........................     (0.19)%**      (0.94)%**
Portfolio turnover rate....................................................        33%            33%
Ratio of operating expenses to average net assets without credits allowed
  by the custodian++.......................................................      0.91%**        1.66%**
Ratio of operating expenses to average net assets without fee waivers,
  expenses absorbed and/or credits allowed by the custodian++..............      1.45%**        2.20%**
Net investment loss per share without fee waivers, expenses absorbed and/or
  credits allowed by the custodian.........................................  $  (0.07)+++   $  (0.15)+++


---------------

* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

**     Annualized.


***   Amount represents less than $0.01.



+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.


++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

+++   Per share numbers have been calculated using the average shares method.

                                GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                         CLASS A            CLASS B
                                                                          SHARES             SHARES
                                                                        ----------         ----------
                                                                          PERIOD             PERIOD
                                                                          ENDED              ENDED
                                                                         6/30/97*           6/30/97*
                                                                        ----------         ----------
Net asset value, beginning of period............................         $  10.00           $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................             0.08+++            0.01+++
Net realized and unrealized gain on investments.................             1.32               1.31
                                                                        ----------         ----------
Total from investment operations................................             1.40               1.32
LESS DISTRIBUTIONS:
Dividends from net investment income............................            (0.08)             (0.01)
Distributions in excess of net investment income................            (0.46)             (0.51)
                                                                        ----------         ----------
Total distributions.............................................            (0.54)             (0.52)
                                                                        ----------         ----------
Net asset value, end of period..................................         $  10.86           $  10.80
                                                                        ----------         ----------
TOTAL RETURN+...................................................            14.39%             13.59%
                                                                        ==========         ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................         $136,141           $158,697
Ratio of operating expenses to average net assets++.............             0.92%**            1.67%**
Ratio of net investment income to average net assets............             0.81%**            0.06%**
Portfolio turnover rate.........................................               20%                20%
Ratio of operating expenses to average net assets without
  credits allowed by the custodian++............................             0.93%**            1.68%**
Ratio of operating expenses to average net assets without fee waivers, expenses absorbed and/or credits allowed by the
  custodian++...................................................             1.17%**            1.92%**
Net investment income/(loss) per share without fee waivers,
  expenses absorbed and/or credits allowed by the custodian.....         $   0.06+++        $  (0.01)+++


---------------

* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

**   Annualized.


+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.


++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

+++  Per share numbers have been calculated using the average shares method.

                               BALANCED PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                            CLASS A        CLASS B
                                                                             SHARES        SHARES
                                                                            --------       -------
                                                                             PERIOD        PERIOD
                                                                             ENDED          ENDED
                                                                            6/30/97*       6/30/97*
                                                                            --------       -------
Net asset value, beginning of period......................................  $  10.00       $ 10.00
                                                                             -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................................      0.20+++       0.14+++
Net realized and unrealized gain on investments...........................      1.27          1.25
                                                                             -------       -------
Total from investment operations..........................................      1.47          1.39
LESS DISTRIBUTIONS:
Dividends from net investment income......................................     (0.20)        (0.14)
Distributions in excess of net investment income..........................     (0.32)        (0.30)
Distributions from net realized capital gains.............................     (0.00)***     (0.00)***
                                                                             -------       -------
Total distributions.......................................................     (0.52)        (0.44)
                                                                             -------       -------
Net asset value, end of period............................................  $  10.95       $ 10.95
                                                                             =======       =======
TOTAL RETURN+.............................................................     15.02%        14.23%
                                                                             =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................................  $109,421       $99,821
Ratio of operating expenses to average net assets++.......................      0.92%**       1.67%**
Ratio of net investment income to average net assets......................      2.48%**       1.73%**
Portfolio turnover rate...................................................        46%           46%
Ratio of operating expenses to average net assets without credits allowed
  by the custodian++......................................................      0.93%**       1.68%**
Ratio of operating expenses to average net assets without fee waivers,
  expenses absorbed and/or credits allowed by the custodian++.............      1.17%**       1.92%**
Net investment income per share without fee waivers, expenses absorbed
  and/or credits allowed by the custodian.................................  $   0.18+++    $  0.12+++


---------------

* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

**  Annualized.

*** Amount represents less than $0.01.

+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.

++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

+++ Per share numbers have been calculated using the average shares method.

                                VALUE PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                              CLASS A        CLASS B
                                                                               SHARES         SHARES
                                                                              --------       --------
                                                                               PERIOD         PERIOD
                                                                               ENDED          ENDED
                                                                              6/30/97*       6/30/97*
                                                                              --------       --------
Net asset value, beginning of period                                          $  10.00        $10.00
                                                                              --------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................................      0.43+++       0.38+++
Net realized and unrealized gain on investments.............................      0.70          0.68
                                                                              --------        ------
Total from investment operations............................................      1.13          1.06
LESS DISTRIBUTIONS:
Dividends from net investment income........................................     (0.43)        (0.38)
Distributions in excess of net investment income............................     (0.13)        (0.11)
Distributions from net realized capital gains...............................     (0.00)***     (0.00)***
                                                                              --------        ------
Total distributions.........................................................     (0.56)        (0.49)
                                                                              --------        ------
Net asset value, end of period..............................................  $  10.57        $10.57
                                                                              ========        ======
TOTAL RETURN+...............................................................     11.58%        10.80%
                                                                              ========        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................................  $ 12,613        $7,385
Ratio of operating expenses to average net assets++.........................      0.92%**       1.67%**
Ratio of net investment income to average net assets........................      4.95%**       4.20%**
Portfolio turnover rate.....................................................        54%           54%
Ratio of operating expenses to average net assets without credits allowed by
  the custodian++...........................................................      0.93%**       1.68%**
Ratio of operating expenses to average net assets without fee waivers,
  expenses absorbed and/or credits allowed by the custodian++...............      1.67%**       2.42%**
Net investment income per share without fee waivers, expenses absorbed
  and/or credits allowed by the custodian...................................  $   0.37+++     $ 0.32+++


---------------

* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

**  Annualized.

*** Amount represents less than $0.01.


+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.


++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

+++ Per share numbers have been calculated using the average shares method.

                                INCOME PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                         CLASS A          CLASS B
                                                                          SHARES           SHARES
                                                                         --------         --------
                                                                          PERIOD           PERIOD
                                                                          ENDED            ENDED
                                                                         6/30/97*         6/30/97*
                                                                         --------         --------
Net asset value, beginning of period...................................  $  10.00          $10.00
                                                                         --------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................................      0.58+++         0.51+++
Net realized and unrealized gain on investments........................      0.14#           0.14#
                                                                         --------          ------
Total from investment operations.......................................      0.72            0.65
LESS DISTRIBUTIONS:
Dividends from net investment income...................................     (0.58)          (0.51)
Distributions in excess of net investment income.......................     (0.01)          (0.01)
Distributions from net realized capital gains..........................     (0.00)***       (0.00)***
                                                                         --------          ------
Total distributions....................................................     (0.59)          (0.52)
                                                                         --------          ------
Net asset value, end of period.........................................  $  10.13          $10.13
                                                                         ========          ======
TOTAL RETURN+..........................................................      7.38%           6.63%
                                                                         ========          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................................  $ 13,410          $4,537
Ratio of operating expenses to average net assets++....................      0.93%**         1.68%**
Ratio of net investment income to average net assets...................      6.09%**         5.34%**
Portfolio turnover rate................................................        56%             56%
Ratio of operating expenses to average net assets without credits
  allowed by the custodian++...........................................      0.93%**         1.68%**
Ratio of operating expenses to average net assets without fee waivers,
  expenses absorbed and/or credits allowed by the custodian++..........      1.65%**         2.40%**
Net investment income per share without fee waivers, expenses absorbed
  and/or credits allowed by the custodian..............................  $   0.51+++       $ 0.44+++

---------------

* The Portfolio's Class A Shares and Class B Shares commenced operations on July 25, 1996.

**  Annualized.

*** Amount represents less than $0.01.


+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.


++ The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

+++ Per share numbers have been calculated using the average shares method.

# The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of portfolio shares.

INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS

The Portfolios offer investors the opportunity to pursue a selected asset allocation strategy that is implemented through the Portfolios' investing in certain of the Underlying Funds. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts, including: Individual Retirement Accounts ("IRAs"), Simplified Employee Plans ("SEPs"), 403(b)(7) tax-sheltered retirement plans for employees of non-profit organizations, 401(k) savings plans, profit-sharing and money-purchase pension plans, and other corporate pension and savings plans.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds. The percentages reflect the extent to which each Portfolio will invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. Sierra Services may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among each of the Underlying Funds in accordance with its investment objective, Sierra Services' outlook for the economy and the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest without limit its assets directly in cash, stock or bond index futures and options thereon and the following short-term instruments: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Portfolio's investment advisor; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Portfolio's investment advisor. The investment objective of each Portfolio is set forth below. Each Portfolio's investment objective is a fundamental policy, and may not be changed without shareholder approval. There can be no assurance that a Portfolio will achieve its stated objective. For purposes of discussing Portfolio objectives, the "STF Fixed Income Funds" include the STF U.S. Government Money Fund, STF Global Money Fund, STF Short Term High Quality Bond Fund, STF Short Term Global Government Fund, STF U.S. Government Fund and STF Corporate Income Fund and the "STF Equity Funds" include the STF Growth and Income Fund, STF Growth Fund, STF Emerging Growth Fund and STF International Growth Fund.

CAPITAL GROWTH PORTFOLIO

The CAPITAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Capital Growth Portfolio should offer investors the potential for a higher level of capital growth while subjecting investors to corresponding levels of principal risk. The Portfolio will invest in the following Underlying Funds up to the percentage limits set forth below:

                                                                   PORTFOLIO INVESTMENT LIMIT (PERCENT OF THE
                        UNDERLYING FUNDS                            CAPITAL GROWTH PORTFOLIO'S TOTAL ASSETS)
-----------------------------------------------------------------  ------------------------------------------
STF Global Money Fund............................................                      25%
STF Short Term High Quality Bond Fund............................                      25%
STF Short Term Global Government Fund............................                      25%
STF Growth and Income Fund.......................................                      50%
STF Growth Fund..................................................                      50%
STF Emerging Growth Fund.........................................                      50%
STF International Growth Fund....................................                      50%

Except for defensive periods or liquidity needs, the Capital Growth Portfolio must invest at least 75% of its net assets available for investment in STF Equity Funds.

GROWTH PORTFOLIO

The GROWTH PORTFOLIO seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Growth Portfolio should offer investors the potential for a low level of income and the potential for a medium to high level of capital growth while subjecting investors to a medium level of principal risk. The Portfolio will invest in the following Underlying Funds up to the percentage limits set forth below:

                                                                   PORTFOLIO INVESTMENT LIMIT (PERCENT OF THE
                        UNDERLYING FUNDS                                GROWTH PORTFOLIO'S TOTAL ASSETS)
-----------------------------------------------------------------  ------------------------------------------
STF U.S. Government Money Fund...................................                      30%
STF Global Money Fund............................................                      30%
STF Short Term High Quality Bond Fund............................                      30%
STF Short Term Global Government Fund............................                      30%
STF U.S. Government Fund.........................................                      30%
STF Corporate Income Fund........................................                      30%
STF Growth and Income Fund.......................................                      40%
STF Growth Fund..................................................                      40%
STF Emerging Growth Fund.........................................                      40%
STF International Growth Fund....................................                      40%
Sierra Prime Income Fund.........................................                      15%

Except for defensive periods or liquidity needs, the Growth Portfolio must invest at least 60% of its net assets available for investment in STF Equity Funds.

BALANCED PORTFOLIO

The BALANCED PORTFOLIO seeks total return consisting of a combination of reinvestment income and capital appreciation, consistent with reasonable risk through limited participation in domestic and international fixed income and equity markets. In general, relative to other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and the potential for a medium level of capital growth while subjecting investors to a medium level of principal risk. The Portfolio will invest in the following Underlying Funds up to the percentage limits set forth below:

                                                                   PORTFOLIO INVESTMENT LIMIT (PERCENT OF THE
                        UNDERLYING FUNDS                               BALANCED PORTFOLIO'S TOTAL ASSETS)
-----------------------------------------------------------------  ------------------------------------------
STF U.S. Government Money Fund...................................                      40%
STF Global Money Fund............................................                      40%
STF Short Term High Quality Bond Fund............................                      40%
STF Short Term Global Government Fund............................                      40%
STF U.S. Government Fund.........................................                      40%
STF Corporate Income Fund........................................                      40%
STF Growth and Income Fund.......................................                      30%
STF Growth Fund..................................................                      30%
STF Emerging Growth Fund.........................................                      30%
STF International Growth Fund....................................                      30%
Sierra Prime Income Fund.........................................                      15%

Except for defensive periods or liquidity needs, the Balanced Portfolio must invest no less than 30% and no more than 70% of its net assets available for investment in STF Fixed Income Funds and SPIF and no less than 30% and no more than 70% of its net assets available for investment in STF Equity Funds.

VALUE PORTFOLIO

The VALUE PORTFOLIO seeks total return consisting of reinvestment of income with some capital appreciation, primarily through investments in domestic and international fixed income markets with limited participation in domestic and international equity markets. In general, relative to the other Portfolios, the Value Portfolio should offer investors the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while subjecting investors to a low to medium level of principal risk. The Portfolio will invest in the following Underlying Funds up to the percentage limits set forth below:

                                                                   PORTFOLIO INVESTMENT LIMIT (PERCENT OF THE
                        UNDERLYING FUNDS                                VALUE PORTFOLIO'S TOTAL ASSETS)
-----------------------------------------------------------------  ------------------------------------------
STF U.S. Government Money Fund...................................                      40%
STF Global Money Fund............................................                      40%
STF Short Term High Quality Bond Fund............................                      40%
STF Short Term Global Government Fund............................                      40%
STF U.S. Government Fund.........................................                      40%
STF Corporate Income Fund........................................                      40%
STF Growth and Income Fund.......................................                      30%
STF Growth Fund..................................................                      30%
STF Emerging Growth Fund.........................................                      30%
Sierra Prime Income Fund.........................................                      15%

Except for defensive periods or liquidity needs, the Value Portfolio must invest no more than 30% of its net assets available for investment in the STF Equity Funds.

INCOME PORTFOLIO

The INCOME PORTFOLIO seeks long term total return through reinvestment of current income consistent with preservation of capital primarily through participation in the domestic fixed income markets with limited participation in international fixed income markets. In general, relative to the other Portfolios, the Income Portfolio should offer investors the potential for a high level of income while maintaining principal and subjecting investors to a low level of principal risk. The Portfolio will invest in the following Underlying Funds up to the percentage limits set forth below:

                                                                      PORTFOLIO INVESTMENT LIMIT (PERCENT OF
                          UNDERLYING FUNDS                             THE INCOME PORTFOLIO'S TOTAL ASSETS)
--------------------------------------------------------------------  --------------------------------------
STF U.S. Government Money Fund......................................                    50%
STF Global Money Fund...............................................                    50%
STF Short Term High Quality Bond Fund...............................                    50%
STF Short Term Global Government Fund...............................                    50%
STF U.S. Government Fund............................................                    50%
STF Corporate Income Fund...........................................                    50%
Sierra Prime Income Fund............................................                    15%

Except for defensive periods or liquidity needs, the Income Portfolio must invest 100% of its net assets available for investment in STF Fixed Income Funds and SPIF.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS


Each of the Portfolios will attempt to achieve its investment objective by purchasing shares of the Underlying Funds within the percentage ranges for such Portfolio set forth above. Nonetheless, due primarily to market activity, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods.


In addition to purchasing shares of the Underlying Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Sierra Services' current asset allocation strategy for the Fund in an efficient and cost effective manner. Specifically, each Portfolio may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. While futures contracts and options can be used as leveraged instruments, the Portfolios will not use futures contracts or options to leverage their portfolios, except as indicated above. In order to meet liquidity needs, or for temporary defensive purposes, the Portfolios may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by Sierra Services. See "INVESTMENTS AND RISK CONSIDERATIONS OF THE PORTFOLIOS."

PORTFOLIO TURNOVER OF THE PORTFOLIOS

Each Portfolio's portfolio turnover rate (i.e., the rate at which the Portfolio buys and sells shares of the Underlying Funds) for the Growth, Balanced, Value and Income Portfolios is not expected to exceed 125% of the Portfolio's total assets. The annual turnover rate for the Capital Growth Portfolio is not expected to exceed 150%. Asset reallocation decisions typically will occur only once every quarter. However, if market conditions warrant, Sierra Services may make more frequent reallocation decisions, which will result in a higher portfolio turnover rate. The Portfolios will purchase or sell shares of the Underlying Funds: (a) to accommodate purchases and redemptions of each Portfolio's shares; (b) in response to market or other economic conditions; and
(c) to maintain or modify the allocation of each Portfolio's assets among the Underlying Funds within the percentage limits described above or as altered by Sierra Services from time to time. It is important to note, however, that the portfolio turnover rate of certain of the Underlying Funds (i.e., the rate at which the Underlying Funds buy and sell securities) may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional tax consequences for shareholders (including the Portfolios).

RISK FACTORS OF THE PORTFOLIOS

Like any investment in an investment company, an investment in the Portfolios involves risk. Prospective investors in the Portfolios should consider the following factors:

     - Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. See "Dividends, Capital Gains and Taxes -- Taxes" for additional information about tax implications of investing in the Portfolios.

     - Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until Sierra Services determines that it is appropriate to dispose of such securities.

     - Certain Underlying Funds may: invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, some of which may be considered speculative. Further information about these investment policies and practices can be found under "INVESTMENTS AND RISK CONSIDERATIONS OF THE UNDERLYING FUNDS" and "Securities and Investment Practices of the Portfolios and the Underlying Funds" in this Prospectus and in the Trust's Statement of Additional Information, and in the prospectuses of each of the Underlying Funds.

     - The Capital Growth Portfolio can invest as much as 50% of its total assets in the STF Growth Fund and as much as 50% of its total assets in the STF Emerging Growth Fund, each of which Underlying Funds may invest as much as 35% of its total assets in lower-rated bonds, commonly referred to as "junk bonds." As a result, this Portfolio will be subject to the risks associated with investing in such lower-rated bonds. See

        "Securities and Investment Practices of the Portfolios and Underlying Funds -- Lower-Rated Securities" for additional information about such risks.

     - If a Portfolio were to invest in SPIF, such an investment would be considered illiquid. No Portfolio is permitted to invest more than 15% of its net assets in the aggregate in SPIF and other illiquid securities. SPIF is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle and shares of SPIF are not redeemable. SPIF does not intend to list its shares for trading on any national securities exchange and there is not expected to be any secondary trading market in such shares. In order to provide liquidity to SPIF shares, the Board of Trustees of SPIF intends, each quarter, to authorize tender offers for a portion of the then outstanding shares at the current net asset value. In the event that SPIF's Board of Trustees does not authorize SPIF to engage in tender offers for its shares, it is unlikely that a holder of its shares will be able to otherwise sell their shares to the Fund or in any secondary trading market. To the extent redemptions are made from a Portfolio invested in SPIF, such redemptions would be made from STF Funds thereby increasing the remaining shareholders' allocation to SPIF.

     - Certain Portfolios invest as much as 50% of their total assets in the STF Growth Fund or STF Emerging Growth Fund, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios invest as much as 50% of their total assets in the STF International Growth Fund, which invests primarily in foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging markets countries (a country in the initial stages of its industrialization cycle). These investments will subject such Portfolios to risks associated with investing in foreign securities. See "Securities and Investment Practices of the Portfolios and Underlying Funds -- Foreign Investments" for additional information about such risks.

     - The officers and trustees of the Trust also serve as officers and trustees of the Underlying Funds. In addition, Sierra Services, the investment advisor and distributor of each Portfolio, and Sierra Advisors, the investment advisor of the Underlying Funds, are both wholly owned subsidiaries of Sierra Capital Management Corporation ("SCMC"). Also, Sierra Services is the distributor of the shares of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

     - From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by Sierra Services. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Sierra Advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds; Sierra Services, representing the interest of the shareholders of the Portfolios, is also committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Sierra Advisors and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same investment professionals. See "Initial Sales Charge Alternative: Class A Shares," and "Exchange Privileges and Restrictions." Sierra Services and Sierra Advisors will monitor the impact of Portfolio transactions on the Underlying Funds.

INVESTMENT LIMITATIONS OF THE PORTFOLIOS

The following investment limitations are fundamental for the Portfolios, and may not be changed without shareholder approval.

     1. Each Portfolio will concentrate its investments in shares of management investment companies.


     2. Each Portfolio may borrow money from banks solely for temporary emergency purposes, but not in an amount exceeding 30% of its total assets. Whenever borrowings by a Portfolio exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities.


Each Portfolio is subject to further fundamental and non-fundamental restrictions which are described in the Trust's Statement of Additional Information.

INVESTMENT GOALS OF THE UNDERLYING FUNDS

The following table lists the sub-advisor and describes the investment goals of each Underlying Fund:


        UNDERLYING FUNDS                    INVESTMENT GOAL                      SUB-ADVISOR
---------------------------------  ---------------------------------  ---------------------------------
STF U.S. Government Money Fund...  Income and Capital Preservation    Alliance Capital Management L.P.
                                                                      ("Alliance")
STF Global Money Fund............  Income and Capital Preservation    J.P. Morgan Investment Management
                                                                      Inc. ("J.P. Morgan")
STF Short Term High Quality Bond
  Fund...........................  Income                             Scudder, Stevens & Clark, Inc.
                                                                      ("Scudder")
STF Short Term Global Government
  Fund...........................  Income                             Scudder
STF U.S. Government Fund.........  Income                             BlackRock Financial Management,
                                                                      Inc. ("BlackRock")
STF Corporate Income Fund........  Aggressive Income                  TCW Funds Management, Inc. ("TCW
                                                                      Management")
STF Growth and Income Fund.......  Growth of Capital and Income       J.P. Morgan
STF Growth Fund..................  Growth of Capital                  Janus Capital Corporation
                                                                      ("Janus")
STF Emerging Growth Fund.........  Growth of Capital                  Janus
STF International Growth Fund....  Growth of Capital                  Warburg Pincus Asset Management,
                                                                      Inc. ("Warburg")
Sierra Prime Income Fund.........  Income and Principal Stability     Van Kampen American Capital
                                                                      Management Inc. ("Van Kampen")


INVESTMENTS AND RISK CONSIDERATIONS OF THE UNDERLYING FUNDS

The following section describes the investment objective and policies of each Underlying Fund and some of the risk considerations of investing in the Underlying Funds. The "Securities and Investment Practices of the Portfolios and Underlying Funds" section that follows provides more information about the types of securities and investment practices that the Underlying Funds may use, and the risk considerations related to such securities and investment practices. There can be no assurance that the Underlying Funds will achieve their respective investment objectives.

INVESTMENT PRINCIPLES AND RISK CONSIDERATIONS

THE MONEY FUNDS

STF GLOBAL MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by investing in a portfolio of short-term, money market instruments, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); repurchase agreements with respect to U.S. Government Securities; instruments issued by U.S. and foreign banks and savings and loan institutions, such as time deposits, certificates of deposit and bankers' acceptances; and commercial paper and corporate obligations of U.S. and foreign issuers that meet the Fund's quality and maturity criteria. Although the Fund is authorized to invest up to 50% of its assets in any one country (other than the United States), the Fund normally will include in its portfolio securities of issuers collectively having their principal business activities in at least three countries, including the United States. The Fund may not invest more than 5% of its assets in securities of any one issuer, except that the Fund may invest in U.S. Government Securities without limit and may have one holding that exceeds the 5% limit for up to three days after the acquisition of such holding. At least 25% of the Fund's total assets will be invested in bank obligations, except during temporary defensive periods.

STF U.S. GOVERNMENT MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by maintaining a portfolio of U.S. Government Securities and entering into repurchase agreements with respect to U.S. Government Securities.

THE BOND FUNDS

STF SHORT TERM HIGH QUALITY BOND FUND. The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and stability of principal. To accomplish its objective, the Fund will invest primarily in short-term bonds and other fixed-income securities. Under normal market conditions the Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The Fund may hold individual securities with remaining maturities of more than three years as long as the dollar-weighted average portfolio maturity is three years or less. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity.

The Fund will invest substantially all of its assets in investment-grade debt securities, which are securities that are rated in the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. All debt securities purchased by the Fund will be investment-grade at the time of purchase. The Fund will invest at least 65% of its total assets in United States Government obligations, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO. Securities are rated in the two highest rating categories by an NRSRO if they are rated at least Aa by Moody's or at least AA by S&P, Duff or Fitch or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Investment-grade bonds are generally of medium to high quality. A bond rated in the lower end of the investment-grade category (Baa/BBB), however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer.

STF SHORT TERM GLOBAL GOVERNMENT FUND. The Fund's investment objective is to provide high current income consistent with protection of principal. Under normal conditions, the Fund invests primarily in at least three different countries, one of which may be the United States. The Fund maintains a dollar-weighted average portfolio maturity not exceeding three years but may hold individual securities with longer maturities. This policy helps minimize the effect of interest rate changes on the Fund's share price. The Sub-Advisor's calculation of the expected average life of a portfolio mortgage security is used as that security's maturity with regard to determining the above average dollar-weighted portfolio maturity calculation. The Fund's share price and yield will fluctuate primarily due to the movement of foreign currencies against the U.S. Dollar and changes in worldwide interest rates.

The Fund seeks to maintain greater price stability than longer-term bond funds.

Under normal market conditions, the Fund will invest at least 65% of its assets in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (including any security which is majority owned by such government, agency, instrumentality, or political subdivision); and (ii) U.S. Government Securities.

STF U.S. GOVERNMENT FUND. The Fund's investment objective is to maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal. The Fund pursues its objective by investing at least 65% and up to 100% of its assets in intermediate- and long-term U.S. Government Securities. The Fund may invest in U.S. Government Securities of varying maturities. Securities in the Fund's portfolio are high quality securities that will generally yield less income than lower quality securities; higher quality securities, however, generally have less credit risk and are more readily marketable than lower quality securities. Depending on market conditions, the Fund's portfolio will consist of various types of U.S. Government Securities in varying proportions; it may invest up to 35% of its total assets in (i) the types of securities in which the STF Corporate Income Fund may invest except as otherwise prohibited in the Prospectus or SAI of the Underlying Funds, including corporate bonds, preferred stock, convertible corporate bonds, convertible preferred stock, government stripped mortgage-backed securities, asset-backed securities, and interests in lease obligations; and (ii) commercial mortgage-backed securities, which are mortgage-backed securities that are issued by a nongovernmental entity, such as a trust, and include collateralized mortgage obligations and real estate mortgage investment conduits that are rated in one of the two rating categories. A substantial portion of the Fund's assets at any time may consist of mortgage-backed securities. For more detailed information regarding the types of securities in which the STF Corporate Income Fund may invest, see "STF Corporate Income Fund."

STF CORPORATE INCOME FUND. The Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Fund pursues its investment objective by investing primarily in investment-grade corporate bonds of United States issuers, which are bonds that are rated in the top four rating categories by Moody's, S&P, Duff, or Fitch, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated corporate bonds. Generally, at least 65% of the corporate bonds held by the Fund will have had remaining maturities of 10 years or more at the date of purchase, unless the Fund's Sub-Advisor believes that investing in corporate bonds with shorter maturities would be appropriate in light of prevailing market conditions. Corporate bonds with longer maturities generally tend to produce higher yields and are subject to greater market risk than debt securities with shorter maturities. The value of the Fund's portfolio securities can be expected to vary inversely with changes in the prevailing interest rates.

SIERRA PRIME INCOME FUND ("SPIF"). The Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund will seek to achieve its objective by investing in a professionally managed portfolio of interests in floating or variable rate senior loans ("Senior Loans") made primarily to United States corporations, partnerships and other entities ("Borrowers"). Senior Loans may take the form of syndicated loans ("Syndicated Loans") or of debt obligations of Borrowers issued directly to investors in the form of debt securities ("Senior Notes"). Senior Loans in which the Fund will invest generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the prime rate offered by one or more major United States banks ("Prime Rate"), the London Inter-Bank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") rate or other base lending rates used by commercial lenders.

The Fund will seek to achieve over time a high effective yield. Although the Fund's net asset value will vary, the Fund's policy of acquiring interests in floating or variable rate Senior Loans is expected to minimize fluctuations in the Fund's net asset value as a result of changes in interest rates. While the Fund seeks relative share price (NAV) stability, its net asset value may be affected by changes in the credit quality of Borrowers with respect to Senior Loan interests in which the Fund invests.

Under normal market conditions, at least 80% of the Fund's total assets will be invested in interests, participations and assignments of Senior Loans. The remainder of the Fund's assets may be invested in high quality, short-term debt, money market instruments, warrants, equity securities and junior debt securities acquired in connection with the Fund's investment in Senior Loans. There is no restriction or percentage limitation with respect to the Fund's investment in illiquid securities. The Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. It is currently anticipated that the Fund's assets invested in Senior Loans will consist of Senior Loans with stated maturities of between three and seven years, inclusive, and with rates of interest which are periodically reset with reset periods typically ranging from 30 days to one year. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in the Fund's net asset value as a result of changes in interest rates. For further discussion of the Fund's investment objective and policies and its investment practices and associated considerations, see "Securities and Investment Practices of the Portfolios and Underlying Funds" in this Prospectus.

THE EQUITY FUNDS

STF GROWTH AND INCOME FUND. The investment objective of the Fund is long-term capital growth and current income consistent with reasonable investment risk. The Fund pursues its investment objective by investing primarily in dividend-paying common stock. The Fund will also invest in other equity securities, consisting of non-dividend-paying common stock, preferred stock and securities convertible into common stock, such as convertible preferred stock, convertible bonds rated in the highest three rating categories by Moody's or S&P, or, if unrated, judged to be of comparable quality by the Fund's Sub-Advisor, and warrants. The Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in the large-and medium-sized companies included in the S&P 500 Index. The Fund may also invest up to 10% of its total assets in American Depositary Receipts.

The Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index. The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Fund's Sub-Advisor may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index.

STF GROWTH FUND. The Fund's primary investment objective is long-term capital appreciation. The generation of income is not an objective of the Fund, and any income received on the Fund's assets will be incidental to its primary investment objective, which is a fundamental policy of the Fund. The Fund intends to invest primarily in common stock believed by the Sub-Advisor to have significant appreciation potential. However, no class of security offers at all times the greatest promise for capital appreciation. Therefore, the Fund may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including non-investment grade debt securities if, in the opinion of the Sub-Advisor, doing so would further the long-term capital appreciation objective of the Fund.

STF EMERGING GROWTH FUND. The Fund's investment objective is long-term capital appreciation, while income is only an incidental consideration of the Fund. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalization at less than $1.4 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price per share of its stock. The Fund may invest up to 25% of its assets in similar securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries.

Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile and less liquid than those of larger companies. In light of these characteristics of small capitalization companies and their securities, the Fund may be subject to greater investment risk than that assumed when investing in the equity securities of larger capitalization companies. The Fund has been designed to provide investors with potentially greater long-term rewards than those provided by an investment in a fund that seeks capital appreciation from equity securities of larger, more established companies. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies. In selecting investments for the Fund, the Fund's Sub-Advisor seeks small capitalization companies that it believes are undervalued in the marketplace, or that the Fund's Sub-Advisor believes have earnings that may be expected to grow faster than the United States economy in general.

STF INTERNATIONAL GROWTH FUND. The Fund's investment objective is long-term capital appreciation. The Fund invests primarily in equity securities of issuers located in a variety of different foreign regions and countries that the Fund's Sub-Advisor deems to have attractive investment opportunities. Income is only an incidental consideration of the Fund. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

SECURITIES AND INVESTMENT PRACTICES OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

The following sections contain more detailed information about types of securities in which the Portfolios and the Underlying Funds may invest, and strategies a Portfolio or an Underlying Fund may employ in pursuit of that Portfolio's or Underlying Fund's investment objective. A summary of risks and restrictions associated with these security types and investment practices is included as well. All policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

An Underlying Fund might not buy these securities or use these techniques to the full extent permitted unless its Sub-Advisor, subject to oversight by Sierra Advisors, believes that doing so will help the Underlying Fund achieve its goal. Sierra Advisors may, from time to time, direct a Sub-Advisor with respect to investment policies and strategies. As a shareholder, you will receive fund reports every six months detailing your Underlying Fund's holdings and describing recent investment practices.

Except for the limitations on borrowing, the investment guidelines set forth below to the extent they apply to a Portfolio or an Underlying Fund may be changed at any time by vote of the Board of Trustees of the Trust, Sierra Trust Funds or SPIF, as applicable, without shareholder consent of such Portfolio or Underlying Fund. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Portfolio's or Underlying Fund's outstanding shares is contained in the SAI of the Trust.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. All Underlying Funds (except the STF U.S. Government Fund, the STF Money Funds and SPIF) may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

ASSET-BACKED SECURITIES. The STF Growth and Income, STF Emerging Growth, STF Corporate Income, STF Short Term High Quality Bond and STF U.S. Government Funds may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans. These Underlying Funds will not invest more than 10% of their total assets in asset-backed securities, except the STF Short Term High Quality Bond Fund, which may invest up to 25% of its total assets in such securities.

BANK OBLIGATIONS. All of the Underlying Funds may invest in bank obligations, which include certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year.

BORROWING. All Underlying Funds may borrow money for temporary or emergency purposes. However, if an Underlying Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

If the Underlying Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

An Underlying Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding 30% of its total assets. For each of the Underlying Funds except the STF U.S. Government, STF Short Term High Quality Bond and STF Corporate Income Funds, whenever borrowings by an Underlying Fund, including reverse repurchase agreements, exceed 5% of the value of an Underlying Fund's total assets, the Underlying Fund will not purchase any securities. The STF U.S. Government, STF Short Term High Quality Bond and STF Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions, and the SPIF is prohibited from borrowing money, in the aggregate in excess of 33 1/3% of the Underlying Fund's total assets (after giving effect to such borrowings). This investment guideline may be changed only with shareholder consent and by vote of the Board of Trustees of the STF or SPIF. However, the STF Short Term High Quality Bond Fund currently intends to borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 10% of its total assets (after giving effect to such borrowings); provided, however, that it may be able to raise this limitation up to 33 1/3% of its total assets with approval of the Board of Trustees of the Underlying Fund.


The SPIF currently expects, however, to limit its borrowing to an amount sufficient to meet its tender offer purchases or approximately 20% of its assets, whichever is greater. Under the requirements of the 1940 Act, each of the Underlying Funds, immediately after any such borrowings, is required to have asset coverage of at least 300%. Asset coverage is the ratio which the value of the total assets of the Underlying Fund, less all liabilities and indebtedness not represented by senior securities (as that term is defined in the 1940 Act), bears to the aggregate amount of any such borrowings by the Underlying Fund.


COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES. The STF Corporate Income Fund, STF U.S. Government Fund and the Equity Funds may invest in common stocks, which represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.

The Underlying Funds (including SPIF) may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, each Underlying Fund's Sub-Advisor will invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

An Underlying Fund may not own more than 10% of the outstanding voting securities of a single issuer up to 15% of each underlying Bond Fund (other than SPIF for which there is no limit) and Equity Fund, and 10% of each Underlying Money Fund, may be invested in securities that are not readily marketable.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while obtaining a higher fixed rate of return than is available in common stocks.

CURRENCY MANAGEMENT. An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow the Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. If an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. Dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. Dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. Dollar versus the foreign currencies in which an Underlying Fund's securities are denominated will generally lower the NAV of the Underlying Fund. An Underlying Fund's Sub-Advisor may attempt to minimize exchange rate risk through active portfolio management, including altering currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. Underlying Funds authorized to invest in securities of foreign issuers may engage in currency management strategies.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS. Underlying Funds authorized to invest in securities of foreign issuers may invest assets in debt securities issued or guaranteed by supranational organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DERIVATIVES. Each of the Portfolios and the Underlying Funds may invest in derivatives. Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, options, swap agreements, mortgage-backed securities, when-issued securities, delayed delivery transactions, forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities and dollar roll transactions. See elsewhere in this Prospectus for descriptions of various instruments, the risks associated with these instruments, and information about any investment policies or limitations applicable to their use. See "Strategic Transactions" for additional information.

DOLLAR ROLL TRANSACTIONS. In order to seek a high level of current income, the STF U.S. Government, STF Short Term High Quality Bond and STF Corporate Income Funds may enter into dollar rolls in which the Underlying Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities the Underlying Fund has contracted to purchase. To the extent that the proceeds of the initial sale of securities are invested in long-term bonds, the proceeds are subject to the higher volatility in price of such long-term bonds in comparison to short-term bonds. See the section "Fixed Income Obligations and Securities."

The Underlying Fund will establish a segregated account with its custodian in which it will maintain cash, or other liquid assets equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Underlying Fund will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Each of the Underlying Funds is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Underlying Fund's total assets (after giving effect to any such borrowings). The STF Short Term High Quality Bond Fund intends to invest up to 10% of its total assets in dollar roll transactions, but may invest up to 33 1/3% of its total assets in such transactions.

EXCHANGE RATE-RELATED SECURITIES. Each of the Underlying Funds, except for the Money Funds and SPIF, may invest in securities which are indexed to certain specific foreign currency exchange rates. The terms of such security provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The

Underlying Funds believe that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash or other liquid assets having a value equal to the aggregate principal amount of outstanding securities of this type.

Investments in exchange rate-related securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. Dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

FIXED-INCOME OBLIGATIONS AND SECURITIES. The market value of fixed-income obligations and securities held by an Underlying Fund and, consequently, the NAV per share of the Underlying Fund can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Underlying Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Underlying Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Underlying Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by an Underlying Fund that are rated in the lowest of the top four ratings (Baa by Moody's or BBB by S&P) are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The STF Corporate Income Fund may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Underlying Funds may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Underlying Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

The STF Corporate Income Fund may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Securities purchased by the STF Global Money Fund may include variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, an Underlying Fund may purchase unrated notes that are determined by the Underlying Fund's Sub-Advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Underlying Fund. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by an Underlying Fund, the Underlying Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for an Underlying Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Underlying Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. All of the Underlying Funds (except the STF U.S. Government Fund, the Money Funds and SPIF) may engage in foreign currency exchange transactions. Underlying Funds that buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Underlying Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Underlying Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Underlying Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

An Underlying Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Sub-Advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Underlying Fund's securities denominated in the less attractive currency. The Underlying Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Underlying Fund's portfolio securities are or could be denominated, and to buy U.S. Dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Japanese Yen -- at a future date and specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. Because there is a risk of loss to the Underlying Fund if the other party does not complete the transaction, the Underlying Fund's Sub-Advisor will enter into foreign currency exchange contracts only with parties approved by the Underlying Fund's Board of Trustees.

An Underlying Fund may maintain "short" positions in forward currency exchange transactions, which would involve the Underlying Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. Dollars -- at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Underlying Fund has contracted to receive in the exchange.

While such actions are intended to protect the Underlying Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the status of the Underlying Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

FOREIGN INVESTMENTS. All of the Underlying Funds (except the STF U.S. Government Fund, STF U.S. Government Money Fund and SPIF) may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, (iv) reduced availability of public information concerning issuers, and (v) the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and the prices more volatile than those of securities of comparable domestic companies. Although the Underlying Funds' Sub-Advisors do not intend to expose the Underlying Funds to such risks, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Underlying Funds, including the withholding of dividends. When an Underlying Fund's Sub-Advisor believes that currency in which a portfolio security or securities is denominated may suffer a decline against the U.S. Dollar, it may hedge such risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Underlying Fund's portfolio securities denominated in such foreign currency.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Underlying Funds hold various foreign currencies from time to time, the value of the net assets of the Underlying Funds as measured in U.S. Dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Underlying Funds' currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Underlying Funds' currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Underlying Funds are authorized to enter into certain foreign currency exchange transactions. Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. The Sub-Advisor of the STF International Growth Fund attempts to manage exchange rate risk through active currency management. Extensive research of the economic, political and social factors that influence global markets is conducted by the Sub-Advisors. Particular attention is given to country-specific analysis, reviewing the strength or weakness of a country's overall economy, the government policies influencing business conditions and the outlook for the country's currency.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange ("NYSE"). Accordingly, the Underlying Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of United States companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of United States issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Underlying Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

FUTURES AND OPTIONS ON FUTURES. When deemed advisable by its Advisor or Sub-Advisor, certain Portfolios or Underlying Funds may enter into financial futures and related options that are traded on a U.S. exchange or board of trade. If entered into, these transactions will be made for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolios or Underlying Funds, and for the other purposes described in the section "Strategic Transactions." A Portfolio or Underlying Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options entered into for purposes other than "bona fide hedging" (as defined in regulations adopted by the Commodity Futures Trading Commission) exceed 5% of the fair market value of the Portfolio's or Underlying Fund's assets, such market value to be determined after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on a financial or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The purpose of entering into a futures contract by a Portfolio or Underlying Fund is to protect the Portfolio or Underlying Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. The use of futures contracts and options on futures contracts as hedging devices involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index, on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Portfolio or Underlying Fund has hedged against the possibility of an increase in interest rates or bond prices adversely affecting the value of securities held in its portfolio and rates or prices decreased instead, the Portfolio or Underlying Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio or Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates or bond prices, as the case may be. In addition, the Portfolio or Underlying Fund would pay commissions and other costs in connection with such investments, which may increase the Portfolio or Underlying Fund's expenses and reduce its return. While utilization of options, futures contracts and similar instruments may be advantageous to the Portfolio or Underlying Fund, if the Portfolio or Underlying Fund's Advisor or Sub-Advisor is not successful in employing such instruments in managing the Portfolio's or Underlying Fund's investments, the Portfolio's or Underlying Fund's performance will be worse than if the Portfolio or Underlying Fund did not make such investments. Losses incurred in hedging transactions and the costs of these transactions will adversely affect a Portfolio or Underlying Fund's performance.

The Money Funds and SPIF will not invest in futures and options on futures.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION. The STF Global Money Fund will invest at least 25% of its assets in bank obligations unless the Underlying Fund is in a temporary defensive position. As a result of this concentration policy, which is a fundamental policy of the Underlying Fund, the Underlying Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. banks.

GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES. The STF Short Term High Quality Bond, STF U.S. Government, STF Corporate Income Funds and SPIF may invest in government stripped mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans. The Underlying Funds will invest in interest-only government stripped mortgage-backed securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the appropriate Sub-Advisor believes that interest rates will remain stable or increase.

In periods of rising interest rates, the value of interest-only government stripped mortgage-backed securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only government stripped mortgage-backed securities may offset all or a portion of any decline in value of the portfolio securities of the Underlying Funds. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See the "Mortgage-Backed Securities" section. In addition, the yields on interest-only and principal-only government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only government stripped mortgage-backed securities and decreasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the Underlying Fund's not fully recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Underlying Fund will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so. The Underlying Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Sub-Advisor of each Underlying Fund believes that it would be beneficial to the Underlying Fund and appropriate under the circumstances, the Sub-Advisor may invest up to 10% of the Underlying Fund's assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. As a shareholder in any such mutual fund, the Underlying Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Underlying Fund's advisory and administration fees with respect to the assets so invested.

ILLIQUID SECURITIES. With the exception of SPIF, up to 15% of the net assets of each of the Underlying Funds other than the Money Funds (the "Non-Money Funds"), and up to 10% of the net assets of each Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the Trust's SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and
(6) certain Rule 144A restricted securities. SPIF is not limited regarding the percentage of its assets invested in illiquid securities.

LEASE OBLIGATION BONDS. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the asset. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's 15% limit on illiquid securities. The Money Funds will not invest in Lease Obligation Bonds.

LENDING OF SECURITIES. All of the Underlying Funds except the STF U.S. Government Fund have the ability to lend portfolio securities to brokers and other financial organizations. By lending its securities, an Underlying Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. These loans, if and when made, may not exceed 20% of an Underlying Fund's total assets. Loans of portfolio securities by an Underlying Fund will be collateralized by cash, letters of credit or U.S. Government Securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Underlying Fund involved. Each Underlying

Fund's Sub-Advisor will monitor on an ongoing basis the creditworthiness of the institutions to which the Underlying Fund lends securities.

LOAN PARTICIPATIONS. The SPIF will purchase Participations in Senior Loans. With respect to any given Senior Loan, the terms of Participations are arrived at through private negotiations between the SPIF and the seller of such an interest in a Senior Loan, and may result in the SPIF having rights which differ from, and are more limited than, the rights of Lenders or of persons who acquire such interests by Assignment. Participations typically result in the SPIF having a contractual relationship with the Lender selling the Participation, but not with the Borrower. In the event of the insolvency of the Lender selling the Participation, the SPIF may be treated as a general creditor of such Lender, and may not have any exclusive or senior claim with respect to such Lender's interest in, or the collateral with respect to, the Senior Loan. As such, the SPIF may incur the credit risk of the Lender selling the Participation in addition to the credit risk of the Borrower with respect to the Senior Loan when purchasing Participations and may not benefit directly from the security provided by the collateral supporting the Senior Loan with respect to which such Participation was sold. The SPIF may pay a fee or forego a portion of interest payments when acquiring Participations or Assignments. See "Strategies Available to SPIF -- Certain Characteristics of Senior Loan Interests" in the Trust's SAI.

LOWER-RATED SECURITIES. The STF Growth and STF Emerging Growth Funds may each invest up to 35%, and the STF Short Term Global Government Fund may invest up to 10%, of the total assets of such Underlying Funds, respectively, in debt securities rated lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by that Underlying Fund's Sub-Advisor. Non-investment-grade debt securities are securities rated BB or lower and are commonly referred to as "junk bonds."

Securities rated below investment-grade, as well as unrated securities, usually entail greater risk (including the possibility of default or bankruptcy of the issuers), and generally involve greater price volatility and risk of principal and income, and may be less liquid, than securities in higher-rated categories. Both price volatility and illiquidity may make it difficult for the Underlying Fund to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for non-investment-grade debt securities may be affected by legislative and regulatory developments. For further information, see "Investment Objectives and Policies of the Underlying Funds - Special Considerations Relating to STF Emerging Growth Fund and STF Growth Fund" in the SAI.

Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The STF Growth Fund has no pre-established minimum quality standards and may invest in debt securities of any quality, including non-investment-grade debt securities that may offer higher yields because of the greater risks involved in such investments.

MORTGAGE-BACKED SECURITIES. All of the Underlying Funds may invest in mortgage-backed U.S. Government Securities which represent an interest in a pool of mortgage loans. Each of the Money Funds may invest in such securities pursuant to its authority to make money market investments. The primary government issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations. Collateralized Mortgage Obligations are a type of bond secured by an underlying pool of mortgages or mortgages pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

To the extent that an Underlying Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Underlying Fund's principal investment to the extent of the premium paid. The yield of the Underlying Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

MUNICIPAL SECURITIES AND AMT-SUBJECT BONDS. "Municipal Securities" are debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions.

"AMT-Subject Bonds" are Municipal Securities issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. In the past, AMT-Subject Bonds have provided, and may continue to provide, somewhat higher yields than comparable Municipal Securities, the interest on which is not a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

OPTIONS ON SECURITIES.

Option Purchase. All of the Underlying Funds (except the Money Funds and SPIF) may purchase put and call options on portfolio securities in which it may invest that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. An Underlying Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, an Underlying Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. An Underlying Fund may also utilize up to 10% of its assets to purchase call options on securities in which it is authorized to invest. Call options may be purchased by an Underlying Fund in order to acquire the underlying securities for the Underlying Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. An Underlying Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Underlying Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing. Certain Underlying Funds may write put and call options on securities for hedging purposes and the other purposes described in the section "Strategic Transactions." An Underlying Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

Upon the exercise of a put option written by an Underlying Fund, the Underlying Fund may suffer a loss equal to the difference between the price at which the Underlying Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Underlying Fund, the Underlying Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Underlying Fund's acquisition cost of the security, less the premium received for writing the option.

Certain Underlying Funds may write covered options on portfolio securities to enhance current return. Accordingly, whenever an Underlying Fund writes a call option, it will continue to own or have the present right to acquire the underlying security without the payment of additional consideration for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, an Underlying

Fund will either (1) deposit with its custodian in a segregated account cash or other liquid assets having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts on the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Underlying Fund), or an equivalent number of puts on the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with the custodian in a segregated account).

The principal reason for writing covered call and put options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of the covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Underlying Funds may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

An Underlying Fund may engage in closing purchase transactions to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, an Underlying Fund would purchase, prior to the holder's exercise of an option that the Underlying Fund has written, an option of the same series as that on which the Underlying Fund desires to terminate its obligation. The obligation of the Underlying Fund under an option that it has written would be terminated by a closing purchase transaction, but the Underlying Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Underlying Fund will be able to effect closing purchase transactions at a time when it wishes to do so. The ability of the Underlying Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Underlying Fund will generally purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. To facilitate closing purchase transactions, however, the Underlying Fund will ordinarily write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market.

Option writing for the Underlying Funds may be limited by position and exercise limits established by U.S. securities exchanges and the NASD and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Underlying Funds may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position. The Underlying Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. An Underlying Fund will engage in hedging transactions only when deemed advisable by its Sub-Advisor. Successful use by the Underlying Fund of options will depend on its Sub-Advisor's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will adversely affect the Underlying Fund's performance.

OPTIONS ON FOREIGN CURRENCIES. All of the Underlying Funds (except the STF U.S. Government Fund, the Money Funds and SPIF) may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. Dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Underlying Fund's investments in options on foreign currencies. See the SAI of the Underlying Funds for further discussion of the use, risks and costs of options on foreign currencies.

OPTIONS ON FOREIGN STOCK INDEXES. The STF International Growth, STF Growth, STF Growth and Income, STF Emerging Growth and STF Short Term High Quality Bond Funds may, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges for the purposes of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), The Financial Times -- Stock Exchange 100 (London Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange).

Options on stock indexes are generally similar to options on stock except for different delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. Dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Underlying Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Underlying Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use of options on stock indexes by the Underlying Fund will be subject to its Sub-Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Underlying Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Because options on securities indexes require settlement in cash, the Underlying Fund may be forced to liquidate portfolio securities to meet settlement obligations. The Underlying Fund will engage in stock index options transactions only when determined by its Sub-Advisor to be consistent with its efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

When the Underlying Fund writes an option on a stock index, it will establish a segregated account with its custodian or with a foreign sub-custodian in which the Underlying Fund will deposit cash or other liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

OVER THE COUNTER OPTIONS. Each of the Underlying Funds (except the STF U.S. Government, STF U.S. Government Money Fund and SPIF) may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options on foreign currencies. Each of the Underlying Funds except the Money Funds may write or purchase OTC Options on securities. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by an Underlying Fund will be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if the Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

REPURCHASE AGREEMENTS. All of the Underlying Funds and the Portfolios may enter into repurchase agreements, which are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. The collateral for such repurchase agreements will be held by the Underlying Fund's custodian or a duly appointed sub-custodian. An Underlying Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Underlying Fund's Board of Trustees under criteria established with the assistance of the Advisor. The seller under a repurchase agreement would be required to maintain the value of the obligations subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Underlying Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Underlying Fund may be delayed or limited in its ability to sell the collateral.

REVERSE REPURCHASE AGREEMENTS. Each of the Underlying Funds except the Money Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Underlying Funds would assume the role of seller/borrower in the transaction. The Underlying Funds will maintain segregated accounts with the Trust's custodian consisting of cash or other liquid assets that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse purchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold. Each Underlying Fund's Sub-Advisor, acting under the supervision of the Board of Trustees of the applicable Underlying Fund, reviews, on an ongoing basis the creditworthiness of the partners with which it enters into reverse repurchase agreements. Under the Investment Company Act, reverse repurchase agreements may be considered borrowings by the seller. For each of the Underlying Funds except the STF U.S. Government, STF Short Term High Quality Bond and STF Corporate Income Funds, whenever borrowings by an Underlying Fund, including reverse repurchase agreements, exceed 5% of the value of an Underlying Fund's total assets, the Underlying Fund will not purchase any securities. The STF U.S. Government, STF Short Term High Quality Bond and STF Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3 percent of the Underlying Fund's total assets (after giving effect to such borrowings).

SENIOR LOANS. Senior Loans consist of interests in floating or variable rate senior loans made primarily to United States corporations, partnerships and other entities. Senior Loans may take the form of syndicated loans ("Syndicated Loans") or of debt obligations of Borrowers issued directly to investors in the form of debt securities ("Senior Notes"). Senior Loans in which the underlying Fund will invest generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the prime rate offered by one or more major United States banks ("Prime Rate"), the London Inter-Bank Offered Rate ("LIBOR"), the Certificate of Deposit ("CD") rate or other base lending rates used by commercial lenders.

Senior Loans invested by SPIF will consist of Senior Loans with stated maturities of between three and seven years and with rates of interest which are periodically reset with reset periods typically ranging from 30 days to one year.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Underlying Funds as stated elsewhere in the prospectuses and SAI of the Underlying Funds, each of the Underlying Funds, except the Money Funds may, but is not required to, utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Underlying Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Underlying Fund's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The use of Strategic Transactions involves special considerations and risks, for example (1) the ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the Sub-Advisor's ability to predict, which cannot be assured, pertinent market movements; and (2) there might be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions. Strategic Transactions can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements or of unfavorable currency fluctuations in the related portfolio or currency positions, but can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in positions. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes. For more information see discussion in other sections of "Securities and Investment Practices of the Portfolios and Underlying Funds" and the SAI of the Underlying Funds.

U.S. GOVERNMENT SECURITIES. All of the Underlying Funds may invest in U.S. Government Securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, all of the Underlying Funds except the Money Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Underlying Funds prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Underlying Funds will establish a segregated account with the Underlying Fund's custodian consisting of cash or other liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments.

PERFORMANCE INFORMATION

YIELD

From time to time, advertisements or shareholder reports concerning the Portfolios may describe the 30-day yield. The 30-day yield of the Income Portfolio, Value Portfolio and the Balanced Portfolio refers to the income generated by an investment in such Portfolio over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Income Portfolio, Value Portfolio and the Balanced Portfolio may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share.

TOTAL RETURN

From time to time, a Portfolio may advertise its average annual total return over various periods of time. Such total return figures show the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). A Portfolio may also advertise the average annual total return of the Sierra Asset Management program, an investment management service offered by Sierra Services that allocates investments across a combination of the Underlying Funds. See "Determination of Performance" in the SAI.

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Similarly, a Portfolio may provide yield quotations in investor communications based on the Portfolio's NAV (rather than its Public Offering Price) per share on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.

Performance information is computed separately for each Portfolio's Class A and Class B Shares. Because Class B Shares bear the expense of the higher distribution and service fees, it is expected that performance for a Portfolio's Class B Shares will be lower than that for a Portfolio's Class A Shares. The SAI describes the methods used to determine a Portfolio's performance.

PERFORMANCE COMPARISONS


In reports or other communications to shareholders or in advertising material, a Portfolio may compare the performance of its Class A and Class B Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman Brothers Mortgage Index, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, Donoghue's Money Fund Averages, Russell 2000 Index, Russell 2500 Index, Russell 3000 Index, Lehman Brothers Government/Corporate Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Mutual Fund Government Corporate Index, Merrill Lynch 5 to 7 Year Treasury Index, Salomon Brothers U.S. 90-Day T-Bill Index, the IFC Index and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates. The performance information may also include evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. A Portfolio may also compare its performance to other investments or relevant indexes consisting of Morgan Stanley Capital International EAFE Index, the Standard & Poor's 500 Index, the Lipper Government Index, the Lipper International Fund Index, the Lipper Growth and

Income Fund Index, the Lipper Growth Fund Index, the Lipper Emerging Growth Fund Index, the Lipper BBB Corporate Index, the Lipper Mortgage Fund Index and the Lipper Short Term Bond Fund Index. If a Portfolio compares its performance to other funds or to relevant indexes, the performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Portfolio, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

OBTAINING PERFORMANCE INFORMATION

Each Portfolio's strategies, performance, and holdings are detailed twice a year in Trust reports, which are sent to all shareholders of the Trust. Shareholders may call 800-222-5852 for performance information. Shareholders may make inquiries regarding a Portfolio, including current total return figures, to any broker-dealer or institution that has entered into an distribution agreement or arrangement with Sierra Services (each, an "Authorized Dealer"), or by calling Sierra Shareholder Services at 800-222-5852.

YOUR SIERRA ASSET MANAGEMENT ("SAM") PORTFOLIO ACCOUNT

SETTING UP YOUR SAM PORTFOLIO ACCOUNT

The Portfolios have been designed for long-term investors and tax-advantaged retirement and other long-term investment and savings accounts. Shares of the Portfolios are sold on a continuous basis and may be purchased directly from the Trust, through the Trust's distributor, Sierra Services, or through Authorized Dealers. This section describes the purchase, exchange and redemption services available to investors. Please note that the services available will vary depending upon the class of shares in which you are investing and the Authorized Dealer, if any, through which you are purchasing shares of the Trust.

Financial institutions may acquire shares of the Portfolios for their own account or as record owner on behalf of fiduciary agency or custody accounts by placing orders with the Trust's Transfer Agent. Shares of the Portfolios may be purchased through Authorized Dealers that provide various levels of shareholder services to their customers. Contact your Authorized Dealer for information about the services available to you and for specific instructions on how to buy, sell and exchange shares.

Both Class A Shares and Class B Shares are offered to tax-advantaged retirement accounts. If you are investing in a Portfolio through an IRA, 401(k) or other retirement plan, you should contract your plan sponsor for the services and procedures which pertain to your account.

State securities laws may require financial institutions and other Authorized Dealers purchasing shares for their customers to register as dealers pursuant to state laws. To allow for processing and transmittal of orders to the Trust's Transfer Agent on the same day, financial institutions and other Authorized Dealers may impose earlier cut-off times for receipt of purchase orders directed through them. Certain financial institutions and other Authorized Dealers may charge separate customer account fees. Information concerning shareholder services and any charges will be provided to the customer by the Authorized Dealer.

The shares of the Portfolios you purchase through an Authorized Dealer may be held of record by that Authorized Dealer. If you want to transfer the registration of shares beneficially owned by you, but held of record by an Authorized Dealer, you should call the Authorized Dealer to request this change.

YOUR ACCOUNT

--------------------------------------------------------------------------------
 WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT ACCOUNT

Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

        (1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

        (2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.
--------------------------------------------------------------------------------

RETIREMENT

Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.


- INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") allow persons of legal age and under 70 1/2 years old with Adjusted Gross Income ("AGI") of less than $35,000 (or
  $50,000 if married and filing jointly) to protect up to $2,000 (subject to certain limitations for single persons with AGI equal to or greater than $25,000 and married persons who file jointly with AGI equal to or greater than $40,000) per tax year from certain tax effects. If your spouse does not work, you can protect an additional $2,000 per year in your spouse's name.



- ROTH IRAS allow persons of legal age with AGI not exceeding $110,00 (or $160,000 if married and filing jointly) to protect up to $2,000 (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects.


- ROLLOVER IRAS permit persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

- SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
--------------------------------------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR CHILD ("UGMA," "UTMA")

These gifts or transfers provide a way to give money to a child and obtain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
--------------------------------------------------------------------------------

TRUST

Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.
--------------------------------------------------------------------------------

CORPORATION OR OTHER ORGANIZATION

Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.
--------------------------------------------------------------------------------

HOW TO INVEST IN A SAM PORTFOLIO
--------------------------------------------------------------------------------

                                                          NEW                   ADDITIONAL
METHOD                                                INVESTMENTS               INVESTMENTS
                                        --------------------------------------------------------------------------------
                                                    MINIMUM $10,000             MINIMUM $100
                                               ($2,000 IRA/401(K)/KEOGH)        ($100 IRA/401(K)/KEOGH)
------------------------------------------------------------------------------------------------------------------------
 IN PERSON:                                      Visit a Representative         Visit a Representative
  To Open a SAM Portfolio Account               of an Authorized Dealer         of an Authorized Dealer
  Through an Authorized Dealer

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 BY TELEPHONE:                                 Call Shareholder Services        Call Shareholder Services
                                                    at 800-222-5852,            at 800-222-5852.
                                                 Monday through Friday,
                                                6:00 a.m. to 6:00 p.m.,
                                                     Pacific Time/
                                                9:00 a.m. to 9:00 p.m.,
                                                     Eastern Time.
                                                     Saturday from
                                                6:00 a.m. to 3:00 p.m.,
                                                     Pacific Time/
                                                9:00 a.m. to 6:00 p.m.,
                                                      Eastern Time


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BY MAIL:                               Complete and sign the application.      Make your check payable to
                                         Make your check or negotiable           "Sierra Asset Management Portfolios."
                                         bank draft payable to "Sierra Asset     Indicate your Portfolio account number
                                         Management Portfolios." Third-party     and class of shares on your check.
                                         checks are not accepted. Mail the       If possible, include the "next
                                         completed application form and check    investment" slip from your previous
                                         to:                                     account statement. Mail the check
                                                                                 and slip to the address printed
                                         Sierra Asset Management                 on your account statements.
                                         c/o First Data Investor Services Group
                                         P.O. Box 5118                           Exchange by mail:
                                         Westboro, MA 01581-5118                 Call 800-222-5852 for instructions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BY WIRE:                                1. Telephone Shareholder Services and  Instruct your bank/financial institution
                                            give the (a) name of the account    to wire Federal Funds exactly as
                                            as you wish it to be registered;    described at left under paragraph 2.
                                            (b) address of the account;
                                            (c) taxpayer ID number (social
                                            security number for an individual);
                                            and (d) Portfolio name and class of
                                            shares.
                                         2. Instruct your bank to wire Federal
                                            Funds exactly as follows:
                                            Boston Safe Deposit Trust
                                            Boston, MA
                                            ABA #011-001234
                                            For credit to Sierra Asset
                                            Management Portfolios
                                            Account #132012
                                            (Portfolio Name and class of shares)
                                            (Customer's Name)
                                            (Customer's Social Security Number)
                                         3. Mail the completed application form
                                            to:
                                            Sierra Asset Management
                                            c/o First Data Investor Services Group
                                            P.O. Box 5118
                                            Westboro, MA 01581-5118


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 AUTOMATICALLY:                         1. Obtain and complete an application   Pre-authorized periodic investments are
                                         form.                                   now processed automatically. (Minimum
                                                                                 Amount $100).
 (Minimum New Account                   2. Attach a voided check or deposit slip
 amount $1,000).                           from the bank account you would like
                                           the investments transferred from and
                                           indicate either the day of the week
                                           or day(s) of the month when the
                                           purchase would occur.

                                        3. Mail the application to the address
                                        listed above.


--------------------------------------------------------------------------------

TO PURCHASE SHARES. Purchase, sale and exchange orders received by Sierra Shareholder Services prior to the close of trading on any day that the NYSE is open (a "Business Day") are effected at that day's NAV for the applicable class of the Portfolio, plus any applicable sales charge (the "Public Offering Price"). Purchase, sale and exchange orders received after the close of the NYSE are priced as of the time the NAV is next determined on the next Business Day. Authorized Dealers are responsible for forwarding orders received on a Business Day to Sierra Shareholder Services by the close of trading on the NYSE the same day and failure to do so will result in an investor being unable to obtain that day's NAV. The NYSE is open Monday through Friday, although it is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

Purchases of each class of shares are effected at the Portfolio's Public Offering Price next determined after a purchase order has been received in proper form. A purchase order will be deemed to be in proper form when all of the steps required, including submission of an application form, have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone order and the federal funds wire have been received. The failure of a shareholder who purchases by wire to submit an application form in a timely fashion may cause delays in processing subsequent redemption requests. If a telephone order is received or if payment by wire is received after the close of the NYSE, 1:00 p.m., Pacific Time/4:00 p.m. Eastern Time, the shares will not be credited until the next Business Day. However, Sierra Shareholder Services will be open from 6:00 a.m. to 6:00 p.m., Pacific Time/9:00 a.m. to 9:00 p.m., Eastern Time, Monday through Friday, except on NYSE holidays and 6:00 a.m. to 3:00 p.m., Pacific Time/9:00 a.m. to 6:00 p.m., Eastern Time on Saturday.

TIMING OF DIVIDENDS. Shares of certain Portfolios are entitled to dividends and distributions declared beginning the day after a purchase has been credited to an investor's account and ending on the day a redemption order is effected.

CLASS A AND B SHARES: ALTERNATIVE PURCHASE ARRANGEMENTS. The alternative purchase arrangements offered by the Trust enable you to choose the method of purchasing Portfolio shares that is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated life of your investment in the Trust, the accumulated continuing distribution and service fees and CDSCs on Class B Shares would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the anticipated higher return of Class A Shares.

As an illustration, if you qualify for significantly reduced initial sales charges, you might elect to purchase Class A Shares, which carry an initial sales load, because no similar reductions in CDSC are available for the Class B Shares. Also, Class A Shares are subject to a lower distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase of Class A Shares, the amount of your portfolios actually invested would be reduced by the amount of the sales charge and you would initially own fewer shares. For this reason, you might determine that it would be more advantageous to purchase Class B Shares, so that all of your funds will be invested initially, although you would be subject to a CDSC for a six-year period and higher ongoing distribution and service fees. In addition, if you expect to maintain your investment for an extended period of time (and even if you do not qualify for reduced initial sales charges), you might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may still exceed the initial sales charge and distribution charges applicable to Class A Shares during the same period.

LARGE PURCHASES OF CLASS B SHARES. When choosing between classes, investors should carefully consider the ongoing annual expenses along with the initial or contingent deferred sales charges. The relative impact of the initial sales charges, CDSCs and ongoing annual expenses will depend on the length of time a share is held. In almost all cases, investors planning to purchase $250,000 or more of Portfolio shares will pay lower aggregate charges and expenses by purchasing Class A Shares.

INITIAL SALES CHARGE ALTERNATIVE: CLASS A SHARES. Class A Shares of the Portfolios are sold at the Public Offering Price and are subject to a sales charge at purchase as described in the following tables. Purchases of $1 million or more and certain other purchases are not subject to the sales charge at the time of purchase, but may be subject to a 1.00% CDSC on redemptions within one year of purchase or a 0.50% CDSC on redemptions during the second year after purchase (the "Class A CDSC"). No sales charge at time of purchase and no CDSC will be assessed on the reinvestment of dividends or distributions on Class A Shares or on purchases of Class A Shares under the 180-day reinvestment privilege described in a following section. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.00% if the shares are redeemed within two years of their initial purchase. See "Application of Class A Shares CDSCs" subsection in this section. For other waivers of Class A Shares sales charges, see the section "Waivers of Class A Initial Sales Charges." The following tables illustrate the sales charges applicable at purchase to Class A Shares at various investment levels.

               FOR CLASS A SHARES OF THE CAPITAL GROWTH PORTFOLIO

                                                                                            Dealers'
                                                           As a % of       As a % of       Reallowance
                                                        Offering Price     Net Asset        as a % of
                Amount of Transaction                      Per Share         Value       Offering Price
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       5.75%           6.10%            5.00%
$50,000 but less than $100,000........................       4.75%           4.99%            4.00%
$100,000 but less than $250,000.......................       3.75%           3.90%            3.00%
$250,000 but less than $500,000.......................       3.00%           3.09%            2.50%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

                   FOR CLASS A SHARES OF THE GROWTH PORTFOLIO

                                                                                            Dealers'
                                                           As a % of       As a % of       Reallowance
                                                        Offering Price     Net Asset        as a % of
                Amount of Transaction                      Per Share         Value       Offering Price
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       5.50%           5.82%            4.75%
$50,000 but less than $100,000........................       4.75%           4.99%            4.00%
$100,000 but less than $250,000.......................       3.75%           3.90%            3.00%
$250,000 but less than $500,000.......................       3.00%           3.09%            2.50%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

                  FOR CLASS A SHARES OF THE BALANCED PORTFOLIO

                                                                                            Dealers'
                                                           As a % of       As a % of       Reallowance
                                                        Offering Price     Net Asset        as a % of
                Amount of Transaction                      Per Share         Value       Offering Price
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       5.25%           5.54%            4.50%
$50,000 but less than $100,000........................       4.50%           4.71%            4.00%
$100,000 but less than $250,000.......................       3.50%           3.63%            3.00%
$250,000 but less than $500,000.......................       3.00%           3.09%            2.50%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

         FOR CLASS A SHARES OF THE INCOME PORTFOLIO AND VALUE PORTFOLIO

                                                                                            Dealers'
                                                           As a % of       As a % of       Reallowance
                                                        Offering Price     Net Asset        as a % of
                Amount of Transaction                      Per Share         Value       Offering Price
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       4.50%           4.71%            4.00%
$50,000 but less than $100,000........................       4.00%           4.17%            3.50%
$100,000 but less than $250,000.......................       3.50%           3.63%            3.00%
$250,000 but less than $500,000.......................       3.00%           3.09%            2.50%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

---------------

+ Investors do not pay a sales charge at time of purchase on purchases of $1 million or more; however, Sierra Services may pay the investment dealers of record on purchases of Class A Shares of $1 million or more a fee of up to 1.00% of the net asset value of such purchase.

Sierra Services, the distributor of the shares of the Portfolios, will pay the appropriate dealers' reallowance to Authorized Dealers. The dealers' reallowance may be changed from time to time. Upon notice, Sierra Services may reallow up to the full applicable sales charge to certain Authorized Dealers. Authorized Dealers may receive different compensation for selling one class of a Portfolio rather than another class of the Portfolio.

REDUCED SALES CHARGES AT PURCHASE.

As described below, the sales charge on purchases of a Portfolio's Class A Shares may be reduced through: (1) a Right of Accumulation; (2) Quantity Discounts; (3) a Letter of Intent; and (4) Reinvestment Privileges. Reduced sales charges may be modified or terminated at any time as to new purchases and/or letters of intent and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, contact your representative or call 800-222-5852.


RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's (including the investor's spouse and minor children) existing Class A Shares in a Non-Money Market Fund of Sierra Trust Funds, Class B and Class S Shares in all the Funds of the Sierra Trust Funds and Class A Common Shares of SPIF may be combined with the amount of the investor's current purchase of Class A Shares of a Portfolio or Portfolios in determining the sales charge applicable to such Class A Shares. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call previous purchases of such Class A, Class B and Class S Shares to the attention of Sierra Shareholder Services at the time of the current purchase.


QUANTITY DISCOUNTS. As shown in the tables previously and under the Right of Accumulation section, larger purchases of the Class A Shares of the Portfolios combined with Non-Money Fund Class A Shares, Class B and Class S Shares of all the Sierra Trust Funds and Class A Common Shares of SPIF reduce the sales charge paid on the Class A Shares of the Portfolios. The Portfolios will combine purchases of the Class A Shares of the Portfolios with the Non-Money Fund Class A Shares, Class B and Class S Shares of all the Sierra Trust Funds and Class A Common Shares of SPIF made on the same day by the investor, spouse, and any minor children when calculating the Portfolios' Class A Shares sales charge. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call related purchases of such Class A Common Shares of SPIF, Class A, Class B and Class S Shares to the attention of Sierra Shareholder Services at the time of the current purchase.

LETTER OF INTENT. An investor may qualify for a reduced sales charge on Class A Shares of the Portfolios immediately by signing a non-binding "Letter of Intent" stating the investor's intention to invest during the following 13 months a specified amount in the Class A Shares of the Portfolios, Non-Money Fund Class A Shares and/or Class A Common Shares of SPIF which, if made at one time, would qualify for a reduced sales charge. Any redemptions of Class A Shares made during the 13-month period will be subtracted from the amount of purchases of Class A Shares in determining whether the terms of the Letter of Intent have been met. During the term of a Letter of Intent, Sierra Shareholder Services will hold Class A Shares representing 5.00% of the amount purchased in escrow for payment of a higher sales load if the full amount specified in the Letter of Intent is not purchased within the 13-month period. The escrowed shares will be released when the full amount specified has been purchased. If the full amount specified is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on the investor's aggregate purchases of Class A Shares if the total of such purchases had been made at a single time.

REINVESTMENT PRIVILEGE. Upon redemption of Class A Shares from a Portfolio, a shareholder may reinvest any or all of the redemption proceeds in Class A Shares of a Portfolio without any sales charge provided the reinvestment is within 180 days of the redemption from the Portfolio. To receive the privilege, the shareholder must notify the Authorized Dealer or Sierra Shareholder Services concerning the reinvestment.

WAIVERS OF CLASS A INITIAL SALES CHARGES. No initial sales charge will be assessed with respect to Class A Shares of a Portfolio on: (1) purchases by (a) employees or retired employees of Great Western Financial Corporation ("GWFC") or any of its affiliates and members of their immediate families (spouses and minor children) and IRAs, Keogh Plans or employee benefit plans for those employees and retired employees; (b) directors, trustees, officers or advisory board members, or persons retired from such positions, of any investment company for which GWFC or an affiliate serves as investment advisor; (c) registered representatives or full-time employees of Authorized Dealers or full-time employees of banks affiliated with such dealers; (2) purchases by retirement plans created pursuant to Section 457 of the Code; (3) purchases that are paid for with the proceeds from the redemption of shares of a non-money market mutual fund not affiliated with the Trust or Sierra Services, where the purchase occurs within 15 Business Days of the prior redemption and is evidenced by a confirmation of the redemption transaction or a broker-to-broker transfer request (Sierra Shareholder Services must be notified at the time of purchase that the purchase being made qualifies for a purchase at NAV); (4) purchases by employees of any of the Portfolios' Sub-Advisors; and (5) purchases by accounts as to which an Authorized Dealer or a bank affiliated with an Authorized Dealer charges an account management fee, provided that the Authorized Dealer or bank has an agreement with Sierra Services, as the distributor of shares of the Trust (investors may be charged an additional service or transaction fee by the Authorized Dealer or bank).

Additional groups of investors that are not subject to an initial sales charge on purchases of Class A Shares through an Authorized Dealer include either (a) investors purchasing Class A Shares of a Portfolio through an employee benefit trust created pursuant to a plan qualified under Section 401(k) of the Code ("401(k) Plan") that has invested, in the aggregate, more than $1 million in the Portfolios, or (b) investors purchasing Class A Shares of a Portfolio through a plan qualified under Section 403(b) of the Code ("403(b) Plan") that has invested, in the aggregate, more than $1 million in the Portfolios. Investors through 401(k) and 403(b) Plans may be subject to various account fees and purchase and redemption procedures designated by the employer who has established the 401(k) Plan or 403(b) Plan. Such investors should consult their employer and/or account agreements for information relating to their accounts.

The foregoing waivers may be changed at any time.

APPLICATION OF CLASS A SHARES CDSCS. The Class A CDSC of 1.00% or 0.50% may be imposed on certain redemptions within one or two years of purchase, respectively, with respect to Class A Shares (i) purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more, or (ii) acquired through an exchange for Class A Shares of a Portfolio, a Sierra Trust Fund or SPIF purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more. The CDSCs for Class A Shares are calculated on the lower of the shares' cost or current net asset value, and in determining whether the CDSC is payable, the Trust will first redeem shares not subject to any CDSC.

With respect to certain investors who purchase Class A Shares through an Authorized Dealer and who receive a waiver of the entire initial sales charge on Class A Shares because the Class A Shares were purchased through a 401(k) Plan or through a 403(b) Plan meeting certain criteria, as described in "Your Account -Waivers of Class A Initial Sales Charges," or who hold Class A Shares of a Portfolio that were acquired through an exchange for Class A Shares of a Portfolio that were purchased at NAV through one of such plans, a CDSC of 1% may be imposed on the amount that was invested through the plan in such Class A Shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Portfolios, the named fiduciary of the plan withdraws the plan from investing in the Portfolios in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant in a 403(b) Plan within two years of the plan participant's purchase of such Class A Shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant). See "How to Buy and Redeem Shares" in the SAI.

WAIVERS OF THE CLASS A SHARES CDSCS. The Class A CDSC is waived for redemptions of Class A Shares (i) that are part of exchanges for Class A Shares of other Portfolios; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits; and (vi) in connection with certain automatic withdrawals. See "How to Buy and Redeem Shares" in the SAI.

DEFERRED SALES CHARGE ALTERNATIVE: CLASS B SHARES. If you choose the deferred sales charge alternative, you may purchase Class B Shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B Shares of the Funds that are redeemed within six years of purchase are subject to a CDSC as described below. CDSC payments and distribution fees on Class B Shares may be used to fund commissions payable to Authorized Dealers.

No charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding six years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the lesser of (1) the NAV of the Class B Shares at the time of purchase or (2) the NAV of the Class B Shares at the time of redemption. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following table:

                                                              Contingent Deferred
                                                                     Sales
                       Year of Redemption After Purchase            Charge
                    ----------------------------------------  -------------------
                    First...................................           5%
                    Second..................................           4%
                    Third...................................           3%
                    Fourth..................................           3%
                    Fifth...................................           2%
                    Sixth...................................           1%
                    Seventh and following...................           0

All purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class B Shares, a Portfolio will first redeem Class B Shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

The Trust will adopt procedures to convert Class B Shares, without payment of any sales charges, into Class A Shares, which have lower distribution fees, after the passage of a number of years after purchase. Such conversion may occur in approximately eight years.

WAIVERS OF THE CLASS B CDSCS. No CDSC charges will be assessed on redemptions of Class B Shares in the case of systematic withdrawals in amounts of 1% or less per month; a redemption made within one year of the death of the shareholder (including one who owns the shares as joint owner); and redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder, from IRAs. The foregoing waivers may be changed at any time.

HOW TO SELL SHARES

You can arrange to take money out of your Portfolio account on any Business Day by selling some or all of your shares. Your shares will be sold at the NAV next determined after your order is received and accepted. Certain Class A Shares may be subject to a CDSC as described in the "Application of Class A Shares CDSCs" section.

Redemption proceeds are normally wired or mailed on the next Business Day, but in no event later than seven days after receipt of a redemption request by Sierra Shareholder Services, until such time as regulations may require the Portfolios to redeem proceeds within five days. However, if a shareholder is redeeming shares recently purchased with a check, the redemption proceeds will not be paid to the shareholder until the check has cleared. The check may take up to 15 days to clear for deposit of the shareholder's funds into the Portfolio's account, and the shareholder may not receive the redemption proceeds until after such time period. The failure of a shareholder who purchased shares by wire to submit an application form in a timely fashion may cause delays in processing redemption requests.

If you wish to keep your Class A or Class B Shares SAM Portfolio Account open, leave at least $10,000 worth of shares in your SAM Portfolio Account, unless you are a participant in the SAM Portfolios Automatic Investment Plan.

If the value of your SAM Portfolio Account falls below $10,000 because of shareholder redemption(s), the Portfolio may notify the shareholder, and if the account value remains below $10,000 for a continuous 60-day period, the shares in such account may be subject to redemption by the Portfolio and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Portfolio, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If the shares that are redeemed in such a case are Class B Shares, the CDSC applicable to such shares may be imposed.

- The table on the following page highlights the ways in which you can redeem shares in your SAM Portfolio Account.

WAYS TO SELL SHARES OF YOUR SIERRA ASSET MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
                            Account Type                              Special
Requirements


BY PHONE                  All account types, except            - You may exchange to the same class of
800-222-5852              retirement                             other Portfolios of the Trust if both
                                                                 accounts are registered with the same
                                                                 name(s), address, and taxpayer ID
                                                                 number. You may also redeem amounts by
                                                                 telephone. Checks will be mailed to the
                                                                 address of record exactly as account is
                                                                 registered.
---------------------------------------------------------------------------------------------------------
BY MAIL                   Individual, Joint Accounts, Sole     - The letter of instruction must be signed
                          Proprietorships, UGMA, UTMA*           by all persons required to sign for
                                                                 transactions, exactly as their names
                                                                 appear on the account.* Checks will be
                                                                 mailed to the address of record.
                                                               - Signature guarantee is required on
                                                                 amounts of more than $50,000.
---------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL     All Shareholder(s)                   - When shares are valued at NAV at $10,000
PLAN                                                             or more, shareholders may elect to
                                                                 establish a Systematic Withdrawal Plan
                                                                 and receive a monthly, quarterly,
                                                                 semiannual or annual check of at least
                                                                 $100. Privilege may be terminated by the
                                                                 shareholder(s) on thirty days written
                                                                 notice or by the Trust at any time.
---------------------------------------------------------------------------------------------------------
BY WIRE                   All account types except             - You must sign up for the wire feature
                          retirement                             before using it. To verify that it is in
                                                                 place, call 800-222-5852.
                                                               - Your wire redemption request must be
                                                                 received by the Trust before 8:00 a.m.,
                                                                 Pacific Time/11:00 a.m., Eastern Time,
                                                                 for money to be wired on the next
                                                                 Business Day. A $5.00 fee may be charged
                                                                 for each wire transfer. Minimum amount
                                                                 is $1,000.
---------------------------------------------------------------------------------------------------------


* Corporations, trusts, and retirement plans may require additional paperwork before shares may be redeemed. Please call 800-222-5852 to verify you have the correct paperwork and to avoid delays.

- BY TELEPHONE

A shareholder may withdraw any amount from the shareholder's account by telephoning 800-222-5852. Redemption orders must include the shareholder's Portfolio account name (as registered with the Portfolio) from which the redemption is being made, the class of shares and the relevant Portfolio account number. Otherwise, the proceeds will be sent to the shareholder by check at the shareholder's address of record.

TO SET UP THE TELEPHONE WIRE REDEMPTION PROCEDURE, indicate your acceptance of this procedure on the application form and designate a bank and bank account number to receive the proceeds of withdrawals. To use this procedure after a SAM Portfolio Account has been opened or to change instructions already given, designate a bank and bank account number to receive redemption proceeds and send a written notice to Sierra Shareholder Services with a signature guarantee (for more information regarding signature guarantees, see the following). For joint accounts, all owners must sign and have their signatures guaranteed.

KEY ASPECTS OF TELEPHONE TRANSACTIONS. The Trust and its Transfer Agent will each employ procedures to confirm that telephone instructions are genuine, including recording telephone calls and sending written confirmations of telephone transactions. If the Transfer Agent does not follow such procedures it may be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes are genuine. During periods of significant economic or market changes, telephone transactions may be difficult to implement. If an investor is unable to contact Sierra Shareholder Services by telephone, an investor may deliver the transaction request to Sierra Shareholder Services at 800-222-5852. Upon 30 days' prior written notice to shareholders, the telephone transaction privileges may be modified or terminated.


- THROUGH SHAREHOLDER SERVICES OR AUTHORIZED DEALERS


You may sell shares of the Portfolio through your Authorized Dealer and in that way be certain, providing the order is timely, of receiving the NAV established at the end of the day on which your Authorized Dealer is given the redemption order. The Portfolio makes no charge for this transaction but the Authorized Dealer may charge you a service fee.

CERTAIN WRITTEN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. To protect you and the Trust from fraud, a written request must include a signature guarantee if any of the following situations apply:

     - You wish to redeem more than $50,000 worth of shares,

     - The redemption check is not being mailed to the address on your SAM Portfolio Account (record address), or

     - The check is not being made out to the SAM Portfolio Account owner.

You should be able to obtain a signature guarantee from a bank that is a member of the Federal Deposit Insurance Corporation, a trust company, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. For joint accounts, all owners must sign and have their signatures guaranteed.

EXCHANGE PRIVILEGES AND RESTRICTIONS

The exchange privilege is available only in those states where the offer and sale of shares of a given Portfolio may legally be made. Upon 60 days' prior written notice to shareholders, the Trust, in its sole discretion, may terminate or modify the exchange privileges and restrictions and/or impose a charge of up to $5.00 for each exchange.

CLASS A SHARES. Where applicable sales charges have been paid, you may exchange at NAV Class A Shares of a Portfolio for Class A Shares of any other Portfolio, a Sierra Trust Fund or SPIF. Shareholders exercising the exchange privilege with any of the Portfolios or the Underlying Funds should review the prospectus of each such Portfolio or Underlying Fund carefully prior to making an exchange. Where applicable sales charges have been paid, shareholders of non-money market Sierra Trust Funds or SPIF may exchange at NAV Class A Shares of that Sierra Trust Fund or SPIF for Class A Shares of any Portfolio. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

Certain Class A Shares of the Portfolios may be subject to a CDSC for redemptions within one or two years of purchase as described in the "Application of Class A Shares CDSCs" section. The CDSCs applicable to Class A Shares will not be assessed on a redemption that is part of an exchange for Class A Shares of another Portfolio or Underlying Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially for the exchange or series of exchanges, the CDSC would be assessed.

CLASS B SHARES. Class B Shares of a Portfolio may be exchanged for Class B Shares of any other Portfolio or Underlying Fund or Class S Shares of any Underlying Fund without having to pay any CDSC at the time of the exchange. Similarly, Class B or Class S Shares of a Sierra Trust Fund may be exchanged for Class B Shares of any Portfolio without having to pay any CDSC at the time of the exchange. If you exchange into Class B Shares of another Portfolio or Underlying Fund or Class S Shares of any Underlying Fund and subsequently redeem such shares, the period of time during which you held your investment in Class B Shares of the previous Portfolio will be included in the period during which that investment is deemed to be invested in the Portfolio or Underlying Fund for purposes of calculating the CDSC. If the initial Class B Shares purchased by the shareholder were not subject to the Class B CDSC, then no Class B CDSC will be imposed on any subsequent exchanges or redemptions involving those shares. In the event of redemptions of Class B Shares or Class S Shares after exchanges, the amount you initially invested (the "Investment Amount") will be subject to the CDSC schedule and rate of the Portfolio in which the Investment Amount was initially invested. Exchange of Class B Shares for shares of SPIF is not currently available because SPIF is not currently offering Class B Shares.

SALES LOAD DIFFERENTIALS. If the shares acquired in an exchange are subject to a higher sales load, a sales load may be charged in an amount up to the difference between the sales load previously paid and the initial sales load applicable to the shares of the Portfolio or Underlying Fund being acquired.

DIVIDENDS, CAPITAL GAINS AND TAXES

As a Portfolio shareholder, you are entitled to your share of the Portfolio's net income and gains on its investments. The Portfolio passes these earnings along to its investors as DIVIDENDS AND DISTRIBUTIONS. Each Portfolio intends to avoid liability for federal income tax and federal excise tax by making sufficient dividends and distributions to investors.

The amount of dividends of net investment income (i.e., all income other than long- and short-term capital gains) and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Portfolio. Dividends from the net investment income of the Capital Growth Portfolio will be declared and paid semi-annually and the Growth Portfolio will be declared and paid quarterly. Dividends from the net investment income of the Balanced Portfolio, Value Portfolio and Income Portfolio will be declared daily and paid monthly. Distributions of any net long-term capital gains earned by a Portfolio will be distributed no less frequently than annually at the discretion of the Board of Trustees.

DISTRIBUTION OPTIONS. When you open a SAM Portfolio Account, specify on your Application Form how you want to receive your distributions. The election may be made or changed by writing to Sierra Shareholder Services or by calling 800-222-5852. Each Portfolio offers three options:

    1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same Portfolio, unless you instruct the Portfolio on the Application Form or later in writing or by telephone to pay all distributions in cash. Distributions from a class of one Portfolio may be reinvested in the same class of the same Portfolio or a different Portfolio. If the Fund in which the reinvestment is made has an initial sales charge or CDSC, you will not pay the initial sales charge or CDSC on the reinvested amount.

    2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution.


    3. SYSTEMATIC WITHDRAWAL PLAN. If you have more than $10,000 in any Portfolio, you can elect to receive a check for at least $100 on a monthly, quarterly, semiannual or annual basis. Withdrawals may result in a gain or loss for tax purposes, may involve the use of principal and may eventually deplete all of the shares in the SAM Portfolio Account.


For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

EX-DIVIDEND. When a Portfolio goes ex-dividend (deducts a dividend or distribution from the Portfolio's share price), the reinvestment price is the Portfolio's NAV at the close of business that day. The mailing of distribution checks will begin within seven days thereafter. If you buy shares shortly before an ex-dividend date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

TAXES

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Portfolios.

Each Portfolio intends to qualify each year as a "regulated investment company" as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") so as to be relieved of federal income tax on that part of its investment income which is distributed to shareholders. The requirements for qualification may cause a Portfolio to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As with any investment, you should consider how you will be taxed on your investment in the Portfolio. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Distributions generally are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Generally, your distributions are taxable when they are paid. However, dividends declared in October, November or December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Portfolio and received by the shareholders on the last day of December if paid by the Portfolio at any time during the following January.

For federal income tax purposes, distributions of investment company taxable income (net investment income plus the excess of net short-term capital gain over net long-term capital loss) are taxed to shareholders as ordinary income, whether received in cash or in additional shares. No portion of the dividends of the Income Portfolio is expected to qualify for the dividends received deduction available to corporate taxpayers and only a portion of the dividends paid by the Balanced Portfolio is expected to qualify for the corporate dividends received deduction. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are not eligible for the corporate dividends received deduction and are taxed to shareholders as long-term capital gain regardless of how long you have held your shares. Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income tax status of the shareholder's distributions received from the Portfolio for such calendar year.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.


TAXES ON TRANSACTIONS. The sale, exchange, or redemption of Portfolio shares will be a taxable event. Any gain or loss recognized on a redemption, transfer, or exchange of shares of the Portfolio by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise generally will be treated as a short-term capital gain or loss. Any loss recognized by a shareholder upon the disposition of shares of the Portfolio held for six months or less, however, will be disallowed to the extent of any "exempt-interest dividends" received by the shareholder with respect to such shares. Furthermore, if shares on which a net capital gains distribution has been received are subsequently disposed of and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gains distribution.


Statements as to the tax status of each shareholder's dividends and distributions are mailed annually to shareholders within 60 days of the close of the calendar year. These statements set forth the dollar amount of dividends and NAV excluded or exempt from federal income taxes and the dollar amount, if any, subject to such taxes. Whenever you sell shares of the Portfolio, the Trust will send you a confirmation statement showing how many shares you sold and at what price. You also will receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. You should retain your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS.

SHAREHOLDER AND ACCOUNT POLICIES

TRANSACTION DETAILS

The NAV of each class of the Portfolio is the value of a single share of the respective class. The NAV is calculated separately for each class of the Portfolios and is calculated by adding up the value of the Portfolio's investments, cash and other assets, subtracting its liabilities (including the liabilities attributable exclusively to that class), and then dividing the result by the number of shares of that class outstanding.

Although the legal rights of Class A and Class B Shares will be identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B Shares will generally be lower than the NAV of Class A Shares as a result of the larger distribution fees charged to Class B Shares. It is expected, however, that the NAV per share of these classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution expense accrual differential between the classes.

EACH PORTFOLIO RESERVES THE RIGHT TO SUSPEND THE OFFERING OF CLASS A OR CLASS B SHARES for a period of time. Each Portfolio also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in the opinion of Sierra Services, they are of a size that would disrupt management of a Portfolio.

SIERRA SHAREHOLDER SERVICES MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

THE PORTFOLIOS IN DETAIL

ORGANIZATION

THE TRUST IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolios, and review performance. The majority of trustees are not affiliated with Sierra Services, Sierra Advisors or Sierra Administration other than as trustees of the Trust. The Trust was organized on March 26, 1996 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust."

THE PORTFOLIOS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. As a Massachusetts business trust, the Portfolios are not required to hold annual shareholder meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Trustees may be removed by shareholders at a special meeting called upon the request of shareholders holding at least 10% of the outstanding shares of the Trust. Shareholders not attending these meetings are encouraged to vote by proxy. Sierra Administration will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. When matters are submitted for shareholder vote, shareholders of each Portfolio and class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held and will have exclusive voting rights with respect to matters pertaining solely to such Portfolio or class, respectively, such as the distribution plan for a class. Matters may be submitted by the Underlying Funds for vote by the shareholders of the Underlying Funds, in which case the Portfolios, as shareholders of the Underlying Funds will be entitled to vote the shares they hold. Each Portfolio will vote its Underlying Fund shares in proportion to the votes of all other shareholders of each respective Underlying Fund.

SIERRA SERVICES, SIERRA ADVISORS, THEIR AFFILIATES AND THE PORTFOLIOS' SERVICE PROVIDERS

INVESTMENT ADVISOR OF THE PORTFOLIOS

Under an Investment Advisory Agreement with the Trust, Sierra Services, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of each of the Portfolios. Sierra Services provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies (subject to the terms of this Prospectus), analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. Although it is expected that each Portfolio will typically be fully invested in the Underlying Funds, Sierra Services may, from time to time, direct the investment of each Portfolio's cash balances in money market securities or in other instruments, including stock or bond index futures and options thereon. For its investment advisory services to the Portfolios, Sierra Services is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of each Portfolio's average daily net assets.


Sierra Services became a registered broker-dealer member of the NASD and became a registered investment advisor in 1992. Sierra Services is a wholly owned subsidiary of SCMC, which is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"). Washington Mutual is a publicly owned financial services company. Sierra Services has served as an investment advisor to investment companies and has provided asset allocation services since 1992.


PORTFOLIO MANAGER

Stephen C. Scott, Senior Vice President of the Trust and of Sierra Services since 1996, is the portfolio manager of each of the Portfolios. He joined Great Western Financial Securities Corporation ("GW Securities") in August 1988 and currently serves as the President and Chief Investment Officer of Sierra Investment Advisors Corporation. Prior to joining GW Securities, he served as President and Chairman of SDS Investment Advisors, a firm he founded in which he developed asset allocation technology. Mr. Scott has had primary management responsibility for the Portfolios since their inception.

THE INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS

INVESTMENT ADVISOR OF THE UNDERLYING FUNDS

Sierra Advisors, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of the Underlying Funds. Responsibilities of Sierra Advisors include formulating the Underlying Funds' investment policies (subject to the terms of this Prospectus), analyzing economic trends and directing and evaluating the investment services provided by the Sub-Advisors and monitoring each Underlying Fund's investment performance. Each Underlying Fund has a sub-advisor who selects the investments made by the Underlying Fund subject to oversight and direction by Sierra Advisors. In connection with these activities, Sierra Advisors may initiate action to change a Sub-Advisor if it deems such action to be in the best interests of an Underlying Fund and its shareholders.


Sierra Advisors became a registered investment advisor in 1988. Sierra Advisors is a wholly owned subsidiary of SCMC, which is a wholly-owned subsidiary of Washington Mutual. Washington Mutual is a publicly owned financial services company.


INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS


ALLIANCE is the Investment Sub-Advisor of the STF U.S. Government Money Fund. Alliance is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation, an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of May 31, 1997, total assets under management were over $194 billion.



BLACKROCK is the Investment Sub-Advisor of the STF U.S. Government Fund. BlackRock is located at 345 Park Avenue, 30th floor, New York, New York 10154. BlackRock is a corporation organized under the laws of the State of Delaware in February, 1995. BlackRock is a wholly owned corporate subsidiary of PNC Asset Management Group Inc., the holding company for the asset management businesses of PNC Bank Corp. ("PNC"). PNC is a multibank holding company incorporated under the laws of the Commonwealth of Pennsylvania in 1983 and registered under the Bank Holding Company Act of 1956, as amended. BlackRock provides investment advice to a wide variety of institutional and investment company-related clients. As of June 30, 1997, BlackRock had aggregate assets under management or supervision of more than $50 billion.


JANUS is the investment Sub-Advisor of the STF Growth Fund and STF Emerging Growth Fund. Janus is located at 100 Fillmore Street, Suite 300, Denver, Colorado 80206. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., ("KCSI"). KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of June 30, 1997, Janus had approximately $60 billion in assets under management.

J.P. MORGAN is the Investment Sub-Advisor of the STF Global Money Fund and STF Growth and Income Fund. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a publicly traded company. J.P. Morgan provides investment services to employee benefit plans of corporations, labor unions and state and local governments and the accounts of other institutional investors. As of June 30, 1997, J.P. Morgan and its affiliates had investment management authority with respect to approximately $234 billion of assets.

SCUDDER is the Investment Sub-Advisor of the STF Short Term High Quality Bond and STF Short Term Global Government Funds. Scudder is located at Two International Place, Boston, Massachusetts 02110. Scudder provides investment management services for institutions, individuals and mutual funds. As of June 30, 1997, Scudder's assets under management were in excess of $125 billion.

TCW MANAGEMENT is the Investment Sub-Advisor of the STF Corporate Income Fund. TCW Management is located at 865 South Figueroa, Suite 1800, Los Angeles, California 90017. TCW Management is a wholly-owned subsidiary of The TCW Group, Inc., a privately held company. TCW Management and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services for institutional investors, including investment companies, and other investment counsel clients. As of June 30,

1997, TCW Management and its affiliated advisers had just over $50.1 billion under management or committed to management.

VAN KAMPEN is the Investment Sub-Advisor of SPIF. Van Kampen is located at One Parkview Plaza, Oakbrook, Illinois 60181. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a publicly held company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of June 30, 1997, of more than $64.3 billion.

WARBURG is the Investment Sub-Advisor of the STF International Growth Fund. Warburg is located at 466 Lexington Avenue, New York, New York 10017. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of June 30, 1997, Warburg managed approximately $19.7 billion of assets, including approximately $11.5 billion of investment company assets. Incorporated in 1970, Warburg is indirectly controlled by Warburg Pincus & Co. ("WP&Co."), which has no business other than being a holding company of Warburg and its affiliates. Lionel I. Pincus, the managing partner of WP & Co., may be deemed to control both WP & Co. and Warburg.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

Sierra Administration provides administrative services to the Trust. Sierra Administration is under common control with the Sierra Advisors and Sierra Services. Sierra Administration is located at 9301 Corbin Avenue, Northridge, California 91324. Pursuant to an Administration Agreement, Sierra Administration is responsible for all administrative functions with respect to the Trust, although it delegates certain of its responsibilities to sub-administrators, including aggregating and processing purchase and redemption orders, forwarding shareholder communications, and providing sub-accounting services. Sierra Administration is entitled to a monthly fee at an annual rate of 0.50% of each Portfolio's average daily net assets. First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corp., serves as a sub-administrator and Transfer Agent of the Trust. Sierra Administration pays First Data for its services as a sub-administrator while the Trust pays First Data for its services as transfer agent. Sierra Administration also pays Boston Safe Deposit and Trust Co. ("Boston Safe"), One Boston Place, Boston, MA 02108, for its services as custodian of the Trust. The Trust pays certain of the transfer agent's and sub-administrator's out-of-pocket expenses and pays Boston Safe certain custodial transaction charges.

DISTRIBUTOR OF THE PORTFOLIOS

Sierra Services is the distributor of the Class A and Class B Shares of the Portfolios and is also the distributor of the shares of the Underlying Funds.

Each of the Portfolios has two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one for each of the two classes of shares of the Portfolio (each, a "Rule 12b-1 Plan"). Each Portfolio intends to operate each of the Rule 12b-1 Plans in accordance with its terms and the NASD Rules of Fair Practice concerning sales charges. Under the applicable Rule 12b-1 Plans, Sierra Services is paid annual fees as compensation in connection with the offering and sale of Class A and Class B Shares of the Portfolios. The annual fees to be paid to Sierra Services under the Rule 12b-1 Plan for Class A Shares ("Class A Plan") are calculated at an annual rate of as much as 0.25% of the average daily net assets of the Class A Shares of the Portfolios and under the Rule 12b-1 Plan for Class B Shares ("Class B Plan") are calculated at an annual rate of 1.00% of the average daily net assets of the Class B Shares of the Portfolios. The fees under the Class A Plan may be used to pay Sierra Services for expenses primarily intended to result in the sale of Class A Shares of the Portfolios and as much as 0.75% of the fees under the Class B Plan may be used to pay Sierra Services for expenses primarily intended to result in the sale of Class B Shares of the Portfolios. Sierra Services may retain any amount of its fees that is not so expended. A portion of the fees under the Class B Plan, calculated at an annual rate of 0.25% of the average daily net assets of the Class B Shares of the Portfolios, is designated a Shareholder Service Fee.

The distribution-related payments under the Rule 12b-1 Plans may be used by Sierra Services to provide initial and ongoing sales compensation to its investment executives and representatives and to other broker-dealers and financial intermediaries in respect of sales of Class A Shares or Class B Shares, to compensate third parties for the provision of recordkeeping and other distribution-related services relating to Class A Shares or Class B Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class A Shares or Class B Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of Sierra Services related to the distribution of Class A Shares or Class B Shares; and payments to, and expenses of, officers, employees or representatives of Sierra Services, other broker-dealers, banks or other financial institutions, and any other persons who provide support services in connection with the distribution of the Class A Shares or Class B Shares.

The service fees payable to Sierra Services may be used by Sierra Services to provide compensation to financial intermediaries for ongoing service or maintenance of shareholder accounts with respect to Class B Shares of the applicable Portfolios. Such shareholder services may include: telephone service to shareholders, including acceptance of telephone inquiries and transaction requests; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by check, Federal Reserve wire or Automatic Clearing House payment. In addition, Sierra Services will perform or supervise the performance by others of other shareholder services in connection with the operations of the applicable Portfolios, as agreed from time to time.

In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Sierra Services, from time to time in its sole discretion, may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Portfolios' shares. Sierra Services may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio, material compensation as promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of a class of the Portfolios. Such promotional incentives will be offered uniformly for all shares of a class of the Portfolios and also will be offered uniformly to all dealers with respect to the class of shares, predicated upon the amount of shares of the class of the Portfolios sold by such dealer. Salespersons and any other person entitled to receive any compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Portfolio.

The Trust's Board of Trustees will evaluate the appropriateness of each of the Rule 12b-1 Plans and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Sierra Services and amounts it receives under the Rule 12b-1 Plan with respect to each class of shares of the Portfolios.

It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP serves as the independent accountants of the Trust.

BREAKDOWN OF PORTFOLIO EXPENSES

Like any investment company, each Portfolio and each Underlying Fund pays expenses related to its daily operations. Expenses paid out of an investment company's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Each Portfolio pays a management fee to Sierra Services for managing its investments and business affairs and each Underlying Fund pays a management fee to Sierra Advisors for managing its investments and business affairs. Sierra Advisors pays fees to the Investment Sub-Advisors, who provide assistance with these services. Each Portfolio and each Underlying Fund also pays other expenses, which are explained on the following pages. Sierra Advisors and/or

Sierra Administration may, from time to time, agree to waive management fees or reimburse expenses above a specified limit. In such a case, Sierra Advisors and Sierra Administration may recover waived fees or reimbursed expenses prior to the end of the fiscal year in which the fees were waived or expenses reimbursed, but may not recover such waived fees or reimbursed expenses in later years.

MANAGEMENT FEE FOR THE UNDERLYING FUNDS

The management fee for the Underlying Funds is calculated and paid to Sierra Advisors every month. The management fee for each Underlying Fund is based upon a percentage of the average net assets of such Underlying Fund. Absent fee waivers, the total management fee for each Underlying Fund as provided in the investment advisory agreement of the Underlying Fund is as follows:

     ------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------
      Amount of
        Assets                     After 50;   After 75;   After 100;  After 125;  After 150;  After 200;  After 300;  After 400;
       ($ Mil.)         First 50    next 25     next 25     next 25     next 25     next 50     next 100    next 100    next 100
     -----------------------------------------------------------------------------------------------------------------------
      Each Money
        Fund*             .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%
     -----------------------------------------------------------------------------------------------------------------------
    STF Short Term
     High Quality
      Bond Fund           .50%        .50%        .50%        .50%        .50%        .50%        .45%        .45%        .45%
     -----------------------------------------------------------------------------------------------------------------------
    STF Short Term
        Global
      Government
         Fund             .65%        .65%        .65%        .65%        .65%        .65%        .65%        .65%        .65%
     -----------------------------------------------------------------------------------------------------------------------
 STF U.S. Government
        Fund*             .60%        .60%        .60%        .60%        .60%        .60%        .60%        .60%        .60%
     -----------------------------------------------------------------------------------------------------------------------
 STF Corporate Income
         Fund             .65%        .65%        .65%        .65%        .65%        .65%        .65%        .65%        .65%
     -----------------------------------------------------------------------------------------------------------------------
    STF Growth and
     Income Fund          .80%        .80%        .80%        .75%        .75%        .75%        .70%        .70%        .65%
     -----------------------------------------------------------------------------------------------------------------------
   STF Growth Fund        .95%        .95%        .95%        .90%        .90%        .90%       .875%       .875%       .875%
     -----------------------------------------------------------------------------------------------------------------------
 STF Emerging Growth
         Fund             .90%        .90%        .90%        .85%        .85%        .85%        .85%        .85%        .85%
     -----------------------------------------------------------------------------------------------------------------------
  STF International
     Growth Fund          .95%        .85%        .85%        .85%        .65%        .65%        .65%        .65%        .65%
     -----------------------------------------------------------------------------------------------------------------------
 Sierra Prime Income
         Fund             .95%        .95%        .95%        .95%        .95%        .95%        .95%        .95%        .95%
     -----------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------------

     =================
      Amount of
        Assets              Over
       ($ Mil.)             500
     -----------------
      Each Money
        Fund*               .40%
     -----------------
    STF Short Term
     High Quality
      Bond Fund             .40%
     -----------------
    STF Short Term
        Global
      Government
         Fund               .55%
     -----------------
 STF U.S. Government
        Fund*               .50%
     -----------------
 STF Corporate Income
         Fund               .50%
     -----------------
    STF Growth and
     Income Fund           .575%
     -----------------
   STF Growth Fund         .875%
     -----------------
 STF Emerging Growth
         Fund               .75%
     -----------------
  STF International
     Growth Fund            .65%
     -----------------
 Sierra Prime Income
         Fund               .95%
     =================

* For these Underlying Funds, the Advisor has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Underlying Funds to the percentages as follows: Global Money Fund--0.40%; U.S. Government Money Fund--0.40%; and U.S. Government Fund--0.55%.

The Advisor of the Underlying Funds retains only the net amount of the foregoing management fees after the advisory fees paid to the Investment Sub-Advisors of the Underlying Funds are deducted. Each of the Investment Sub-Advisors of the Underlying Funds is entitled to a fee from the Advisor of the Underlying Funds based on a percentage of the average net assets of the Underlying Funds advised by such Investment Sub-Advisor.

OTHER EXPENSES

While the management fee is a significant component of each Portfolio's and each Underlying Fund's annual operating costs, each such fund has other expenses as well. In addition to the management fee and other fees described previously, each Portfolio and Underlying Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Sierra Advisors or Sierra Services. Most fund expenses are allocated proportionately among all of the outstanding shares of a fund. However, the Rule 12b-1 Plan's fees for the Class A Shares are class expenses that are charged proportionately only to the outstanding shares of that class and the Rule 12b-1 Plan's fees and service fees for the Class B Shares are class expenses that are charged proportionately only to the outstanding shares of that class. Class I Shares of the Underlying Funds in which the Portfolios invest are not subject to Rule 12b-1 Plan fees.
================================================================================


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE TRUST'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

================================================================================

SIERRA                                                            (800) 222-5852
ASSET MANAGEMENT                                                   P.O. Box 5118
The Diversification Solution                  Westboro, Massachusetts 01581-5118

1. YOUR ACCOUNT REGISTRATION Check one box for the account you wish to open and complete information.

[ ] INDIVIDUAL    NAME:________________________________  SS/TAX ID#_____________

                  STREET ADDRESS________________________________________________

                  CITY________________  STATE_______________  ZIP_______________

                  HOME PHONE (   )_____________  BUSINESS PHONE (   )___________

[ ] JOINT TENANT  NAME OF ADD'L OWNER:__________________ SS/TAX ID#_____________

[ ] TRANSFER TO MINORS______________________ AS CUSTODIAN FOR___________________
                        NAME OF CUSTODIAN                        NAME OF MINOR

                  Under the ________ Uniform Transfers (gifts) to Minors Act____
                             STATE                                          AGE
                  Minor's SS#________

[ ] OTHER         NAME:__________________________________ SS/TAX ID#____________
                  Indicate name of Corporation, other organization or fiduciary;
                  if Trust, include date of instrument (additional forms, such as a Corporate Resolution may be required --call 800-222-5852 for information)

[ ] TENANTS IN COMMON     [ ] I AM A UNITED STATES CITIZEN
                                     IF NOT, PLEASE SPECIFY COUNTRY_____________

--------------------------------------------------------------------------------
2. YOUR INVESTMENT SELECTION Minimum initial $10,000; Minimum subsequent $100

INCOME PORTFOLIO                    BALANCED PORTFOLIO                   CAPITAL GROWTH PORTFOLIO
   Class A Shares $_____________       Class A Shares $_____________        Class A Shares $_____________
   Class B Shares $_____________       Class B Shares $_____________        Class B Shares $_____________

VALUE PORTFOLIO                     GROWTH PORTFOLIO
   Class A Shares $_____________       Class A Shares $_____________
   Class B Shares $_____________       Class B Shares $_____________     TOTAL INVESTMENT $___________

--------------------------------------------------------------------------------
3. YOUR PAYMENT METHOD FOR INITIAL INVESTMENT

   [ ] CHECK   MAKE CHECK PAYABLE TO: SIERRA ASSET MANAGEMENT PORTFOLIOS

   [ ] WIRE    CALL 800-222-5852 FOR INSTRUCTIONS
--------------------------------------------------------------------------------

4. YOUR BROKER/DEALER


DEALER NUMBER________  BRANCH NUMBER__________  REPRESENTATIVE'S NUMBER_________

FIRM NAME____________________  REPRESENTATIVE'S LAST NAME_______________________

BRANCH ADDRESS_____________  CITY___________ STATE________________ ZIP__________
--------------------------------------------------------------------------------

5. SPECIAL FEATURES AND PRIVILEGES


A. TELEPHONE PRIVILEGES -- permits transfer of money by wire ($1,000 minimum)
                           between your Sierra Asset Management Portfolios and your designated bank account.

   [ ] YES   [ ] NO        IF "YES," PLEASE WIRE MONIES TO THE FOLLOWING BANK:

   NAME OF YOUR BANK____________________________________________________________

   ACCOUNT NAME____________________________ ACCOUNT NUMBER______________________

   BANK ADDRESS____________________  CITY______________  STATE_______  ZIP______

B. DIVIDEND AND DISTRIBUTION PLANS -- check only one; if none are checked, all dividends/distributions will be reinvested.

[ ] FULL REINVESTMENT -- reinvest all dividends and distributions at net asset value

[ ] CASH -- [ ] pay all income dividends and distributions by check and mail/deposit to my bank provided in Section "A"

            [ ] pay all income dividends and distributions by check and mail to the address provided in Section "1"
--------------------------------------------------------------------------------

B. DIVIDEND AND DISTRIBUTION PLANS CONTINUED -- check only one; if none are checked, all dividends/distributions will be reinvested

   [ ] SYSTEMATIC WITHDRAWAL PLAN -- if you have more than $10,000 in a Sierra
                                     Asset Management Portfolio, you can elect to receive a regular check as follows:

       FREQUENCY:  [ ] - Monthly  [ ] - Quarterly  [ ] - Semi-Annually
                   [ ] - Annually       AMOUNT $________________________
                                                  (not less than $100)

       CHECK THE DATE OF PAYMENT YOU PREFER  [ ] - 10th day   OR
                                             [ ] - 20th day of month


C. SAM PORTFOLIOS AUTOMATIC INVESTMENT PLAN -- (optional)

   I authorize the Portfolios' Agent to withdraw funds from the bank account provided below in the amount of $______________, on the Days/Dates indicated
                                     (minimum $100)
   below and on the Day/Date of each week/month thereafter.

   FREQUENCY:   [ ] - Weekly_______________  [ ] - Bi-monthly_______ & ________
  (choose one)              Day of the week                   Date       Date
                [ ] - Monthly______________
                                  Date

   If the date falls on a weekend or holiday, funds will be invested on the next Business Day. The investment will be applied to this Portfolio account.

   NAME OF BANK____________________________________  BANK ACCOUNT NO.___________
   (The account must have check or draft writing privileges)

   ADDRESS______________________________________________________________________

   CITY_________________________  STATE_________________  ZIP___________________


D. LETTER OF INTENT -- (LOI)

   I agree to the terms of the Letter of Intent and provisions for reservation of shares as set forth in the Prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of one or more Portfolios, the Sierra Trust Funds (excluding Money Market Funds) and SPIF an aggregate amount at least equal to the amount indicated below:

   [ ] - $50,000     [ ] - $100,000     [ ] - $250,000     [ ] - $500,000
   [ ] - $1,000,000

   ____________________ NOTE: THE EFFECTIVE DATE CAN BE NO MORE THAN 90 DAYS
      Effective Date          PRIOR TO TODAY'S DATE.

   _____________________________________________          _____________________
                 Signature(s)                                     Date

E. RIGHT OF ACCUMULATION -- (ROA)

   In order for a cumulative quantity discount (as described in the Portfolios prospectus) to be made available, the shareholder or his or her securities dealer must notify Sierra Shareholder Services at 800-222-5852 or the Portfolios' transfer agent of the total holdings in our group (excluding all Sierra Trust Funds Money Market Funds Class A Shares) each time an order is placed.

   [ ] I own shares in other Sierra Asset Management Portfolios, Sierra Trust Funds or Sierra Prime Income Fund which may entitle this purchase to have a reduced sales charge under the provisions in the Portfolios' Prospectus. My other account numbers (including accounts held by my spouse and minor children) are:

   _______________________________          ________________________________

   _______________________________          ________________________________

   __________________________________________________        _______________
                   Signature(s)                                   Date

--------------------------------------------------------------------------------
6. CLIENT SIGNATURES AND TAXPAYER CERTIFICATION Please read and sign below

   I am of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither the Portfolios nor Sierra Investment Services Corporation is a bank; and Portfolio shares are not backed or guaranteed by any bank nor insured by the FDIC; (b) my (our) account will automatically have the Exchange Privilege capability and that all information provided above (if applicable) will apply to any Portfolio into which my (our) shares may be exchanged; (c) I hereby ratify any instructions given on this account and any account into which I exchange relating to items on the application and agree that the Portfolio, Sierra Investment Services Corporation and Sierra Fund Administration Corporation will not be liable for any loss, cost or expense for acting upon such instructions (by telephone or in writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; (d) it is my responsibility to read the Prospectus; (e) I affirm that I/we have entered into a broker/dealer cash account relationship with Sierra Investment Services Corporation; and (f) I represent and warrant that I have full right, power and authority to give the foregoing affirmations, certifications and authorizations, and to make the investments applied for pursuant to the Application Form and, if signing on behalf of the beneficial owner, represent and warrant that I am duly authorized to sign the Application Form and to purchase and redeem shares (or to deposit and withdraw funds) on behalf of the beneficial owner.

   TAXPAYER IDENTIFICATION NUMBER CERTIFICATION:
   AS REQUIRED BY FEDERAL LAW, I (WE) CERTIFY UNDER PENALTIES OF PERJURY (1) THAT THE SOCIAL SECURITY NUMBER ("SSN") OR TAXPAYER IDENTIFICATION NUMBER ("TIN") PROVIDED ABOVE IS CORRECT AND (2) THAT THE IRS HAS NEVER NOTIFIED ME
   (US) THAT I (WE) AM (ARE) SUBJECT TO 31% BACKUP WITHHOLDING, OR HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART (2) OF THE PRECEDING SENTENCE IS NOT TRUE IN YOUR CASE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.) IF I (WE) FAIL TO FURNISH MY (OUR) CORRECT SSN OR TIN, I (WE) MAY BE SUBJECT TO A PENALTY FOR EACH FAILURE AND MY (OUR) ACCOUNT MAY BE SUBJECT TO 31% BACKUP WITHHOLDING ON DISTRIBUTION AND REDEMPTION PROCEEDS. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THE DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.

   _________________________________________       X____________________________
   Registered Representative's Name and Number             Signature

   _________________________________________       X____________________________
   Date                                                    Signature

                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. Box 5118
                       Westboro, Massachusetts 01581-5118


STATEMENT OF ADDITIONAL INFORMATION
October 31, 1997

                -      Capital Growth Portfolio
                -      Growth Portfolio
                -      Balanced Portfolio
                -      Value Portfolio
                -      Income Portfolio

         This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the current Prospectus of Sierra Asset Management Portfolios (the "Trust"), which is dated October 31, 1997, as may be supplemented from time to time, and should be read in conjunction with the current Prospectus.

         The Trust's Prospectus may be obtained without charge by writing to the Trust c/o First Data Investor Services Group, P.O. Box 5118, Westboro, MA 01581-5118 or by calling the Trust at 800-222-5852. This SAI provides information applicable to the Class A shares and Class B shares of the Capital Growth, Growth, Balanced, Value and Income Portfolios of the Trust, which are five series of the Trust (each such series, a "Portfolio"). This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

                                 TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY....................................................2
MANAGEMENT OF THE TRUST............................................................2
INVESTMENT OBJECTIVES AND POLICIES OF THE
   PORTFOLIOS AND THE UNDERLYING FUNDS.............................................8
INVESTMENT RESTRICTIONS OF THE PORTFOLIOS.........................................36
INVESTMENT RESTRICTIONS OF THE SIERRA TRUST FUNDS.................................37
INVESTMENT RESTRICTIONS OF SPIF...................................................41
PORTFOLIO TURNOVER................................................................44
PORTFOLIO TRANSACTIONS............................................................44
NET ASSET VALUE...................................................................46
HOW TO BUY AND REDEEM SHARES......................................................46
HOW TO EXCHANGE SHARES............................................................49
DETERMINATION OF PERFORMANCE......................................................49
TAXES.............................................................................53
DISTRIBUTOR...................................................................... 56
APPENDIX.........................................................................A-1
FINANCIAL STATEMENTS............................................................FS-1


                         GENERAL INFORMATION AND HISTORY

         The Trust is an open-end management investment company that currently consists of the five Portfolios: the Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio and Income Portfolio. The Portfolios invest primarily in shares of certain investment funds of the Sierra Trust Funds, an open-end management investment company, and the Sierra Prime Income Fund ("SPIF"), a closed-end management investment company, (each of such investment funds and SPIF are referred to herein as the "Underlying Funds").

         The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated March 26, 1996, as amended from time to time (the "Trust Agreement"). The Agreement and Declaration of Trust permits the Trust to offer separate series (each, a "Portfolio") of units of beneficial interest ("shares") and separate classes of each Portfolio. The Trust has established two classes of shares of each Portfolio, the Class A shares and Class B shares. Except for differences between the Class A shares and Class B shares pertaining to sales charges, distribution, voting rights, dividends and transfer agent expenses, which are described in this SAI and in the prospectus, each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share of that Portfolio.

         Sierra Investment Services Corporation ("Sierra Services") is the investment advisor of the Trust and is the distributor, principal underwriter, of the Trust, the Sierra Trust Funds and SPIF. Sierra Investment Advisors Corporation ("Sierra Advisors") is the investment advisor of the Sierra Trust Funds and SPIF and Sierra Fund Administration Corporation ("Sierra Administration") is the administrator of the Trust, Sierra Trust Funds and SPIF.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

         The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are set forth below. Unless other wise indicated the address of all persons listed below is 9301 Corbin Avenue, Northridge, California 91324. The executive officers of the Trust are employees of organizations that provide services to the Trust and the Underlying Funds. James
H. Overholt is the only Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act"), and is so indicated by an asterisk.

                                            POSITIONS WITH                      PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                         THE TRUST                        DURING THE LAST 5 YEARS
---------------------                         ---------                        -----------------------
KEITH B. PIPES* (41)                       President, Chief     Senior Vice President, Chief Financial Officer
                                          Executive Officer     and Secretary, SCMC, 1988 to 1997; Chief
                                             and Trustee        Financial Officer, Secretary and Treasurer,
                                                                Sierra Administration, 1988 to 1997;
                                                                Executive Vice President and Secretary, Sierra
                                                                Advisors, 1988 to 1997; Senior Vice President,
                                                                Chief Financial Officer and Secretary,
                                                                Sierra Investment Services, 1992 to 1997.

ARTHUR H. BERNSTEIN, ESQ. (72)             Chairman of the      President, Bancorp Capital Group, Inc., 1988 to
11661 San Vicente Blvd., Suite 701        Board and Trustee     present; President, Bancorp Venture Capital, Inc.,
Los Angeles, CA 90049                                           1988 to present.

DAVID E. ANDERSON (70)                         Trustee          Retired; President and Chief Executive Officer, GTE
17960 Seabreeze Drive                                           California, Inc., 1979 to 1988.
Pacific Palisades, CA 90272

EDMOND R. DAVIS, ESQ. (69)                     Trustee          Partner, Brobeck, Phleger & Harrison (law firm),
550 South Hope Street, 21st Floor                               1987 to present.
Los Angeles, CA 90071-2604

JOHN W. ENGLISH (64)                           Trustee          Retired; Vice President and Chief Investment Officer,
50 H New England Ave.                                           Ford Foundation, 1981 to 1993; Chairman of the
P.O. Box 640                                                    Board and Director, The China Fund, Inc. (a closed-
Summit, NJ 07902-0640                                           end mutual fund), 1993 to present;  Trustee, Retail Property
                                                                Trust (a company providing management services for shopping centers), 1994 to 1997; Director, The Northern Trust Company's
                                                                Benchmark Funds (open-end mutual funds), 1994 to present.

ALFRED E. OSBORNE, JR. PH.D. (52)              Trustee          Professor, The  Anderson School and
110 Westwood Plaza, Suite C305                                  Director, The Harold Price Center for
Los Angeles, CA  90095-1481                                     Entrepreneurial Studies at UCLA, 1972 to present; Director, Times
                                                                Mirror Company, 1980 to present; Director, United States Filter
                                                                Corporation, 1991 to present; Director, Nordstrom, Inc.,
                                                                1987 to present; Director, Greyhound Lines, Inc., 1994 to present.
                                                                Independent general partner, Technology Funding Venture
                                                                Partners V, 1990 to present; former Governor, National
                                                                Association of Securities Dealers, Inc., 1994 to 1996;
                                                                former Director, NASD Regulation,
                                                                September 1996 to December 1996.

                                            POSITIONS WITH                      PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                         THE TRUST                        DURING THE LAST 5 YEARS
---------------------                         ---------                        -----------------------
MICHAEL D. GOTH (52)                         Senior Vice        Chief Operating Officer, Sierra Advisers, 1991 to
                                              President         present.

STEPHEN C. SCOTT (52)                        Senior Vice        President and Chief Investment Officer, Sierra
                                              President         Advisers, 1988 to present; Senior Vice President and
                                                                Chief Investment Officer, Sierra Services,  1996 to
                                                                present.

CRAIG M. MILLER  (38)                       Treasurer and       Vice President and Controller, SCMC, Sierra
                                            Chief Financial     Administration and Sierra Services, 1993 to present;
                                                Officer         Audit Manager, Coopers & Lybrand, L.L.P., 1987 to
                                                                1993.

RICHARD W. GRANT  (52)                       Secretary          Partner, Morgan, Lewis & Bockius LLP, 1989 to
2000 One Logan Square                                           present.
Philadelphia, PA  19103

DARREN S. KISHIMOTO (31)                 Assistant Secretary    Fund Administration Manager, Sierra Administration,
                                                                1994 to present; Senior Fund Administrator, 1992 to 1994.

BRADLEY F. HERSH (29)                    Assistant Treasurer    Finance Manager, Sierra Administration, 1996 to present;
                                                                GW Securities, 1991 to 1995.

         Each of the Trustees and officers of the Trust is also a trustee or officer of Sierra Trust Funds ("STF"), The Sierra Variable Trust ("SVT") or SPIF. STF, SVT and SPIF is each an investment company advised by Sierra Advisors.


         REMUNERATION. No director, officer or employee of Sierra Services, the investment sub-advisors of the Underlying Funds (the "Sub-Advisors") or First Data, the Sub-Administrator and Transfer Agent of the Underlying Funds, or any affiliate of Sierra Services, the Sub-Advisors or First Data will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee, who is not a director, officer or employee of Sierra Services, the Sub-Advisors, First Data or any of their affiliates, a fee of $250 per Board meeting attended and $200 per Audit and Executive Committee meeting attended, and reimburses them for travel and out-of-pocket expenses. The Chairman receives one and one half times the normal Trustee compensation.

         The following Compensation Table shows aggregate compensation paid to each of the Trust's Trustees by the Trust and other related investment companies (the "Fund Complex"), respectively in the year ended June 30, 1997.

                               COMPENSATION TABLE


=======================================================================================================================
(1)                                     (2)                         (3)                       (4)
NAME OF                                 AGGREGATE COMPENSATION      PENSION OR RETIREMENT     ESTIMATED TOTAL
PERSON,                                 FROM REGISTRANT FOR THE     BENEFITS ACCRUED AS PART  COMPENSATION FROM
POSITION                                FISCAL YEAR ENDED           OF FUND EXPENSES          REGISTRANT AND FUND
                                        JUNE 30, 1997 **                                      COMPLEX  PAID TO TRUSTEES
                                                                                              FOR THE  FISCAL YEAR ENDED
                                                                                              JUNE 30, 1997**
=======================================================================================================================
*Keith B. Pipes                         $0                                0                    $0 for service on 2
President, Chief Executive Officer                                                                      boards
and Trustee
David E. Anderson                       $1,000                            0                    $42,000 for service on 4
Trustee                                                                                                 boards
Arthur H. Bernstein, Esq.+              $1,500                            0                    $54,063 for service on 4
Chairman of the Board and Trustee                                                                       boards
Edmond R. Davis, Esq.                   $1,000                            0                    $42,000 for service on 4
Trustee                                                                                                 boards
John W. English                         $1,000                            0                    $42,000 for service on 4
Trustee                                                                                                 boards
Alfred E. Osborne, Jr.                  $1,000                            0                    $42,000 for service on 4
Trustee                                                                                                  boards
=======================================================================================================================



* A Trustee who is an "interested person" as defined in the Investment Company Act.

**      Including deferred compensation.

+ Mr. Bernstein was paid $1,500, $1,500 and $1,125 for Audit Committee Meetings held by STF, SVT and SPIF, respectively. On June 2, 1997, he was appointed Chairman of the Boards of each Fund in the Fund Complex and receives $500 per week for serving in that position.

The aggregate remuneration paid to Trustees by the Trust for attendance at Board and committee meetings for the period from July 25, 1996 to June 30, 1997 was $9,719 (including reimbursement for travel and out-of-pocket expenses). For the same period, Sierra Advisors reimbursed the Trust in the amount of $80,500 for certain expenses associated with special meetings of the Board, held with regard to the contemplation of the sale of SCMC and the merger of Great Western Financial Securities Corporation and Washington Mutual, Inc. As of June 30, 1997, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of any of the Portfolios, except the Balanced Portfolio. The Trustees and officers of the Trust, in the aggregate, own 108,216.389 shares of the Balanced Portfolio. In addition, as of October 1, 1997, to the knowledge of the Trust the following shareholders owned 5% or more of the outstanding shares of any of the Portfolios:

INCOME PORTFOLIO - CLASS A:

        Everen Clearing Corp Cust, FBO: Hohn H. Ormond IRA, 133 Woodland Way, Piedmont, CA 94611, 7.16%.


INCOME PORTFOLIO - CLASS B:

        BSDT Cust Rollover IRA FBO: Octavio Gomez, 3606 La Reforma Blvd., Baytown, TX 77521, 7.49%.


INVESTMENT ADVISOR, ADMINISTRATOR, SUB-ADMINISTRATOR AND TRANSFER AGENT OF THE PORTFOLIOS

         Sierra Services serves as investment advisor to each of the Portfolios pursuant to an investment advisory agreement. Sierra Administration serves as Administrator to each of the Portfolios and First Data serves as Sub-Administrator and Transfer Agent to each of the Portfolios pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, Sierra Services, Sierra Administration and First Data are described in the Trust's Prospectus. Sierra Services, Sierra Administration and First Data each compensates its respective Directors and pays the salaries of its respective officers and employees employed by such companies respectively and by the Trust and maintains office facilities for the Trust.

INVESTMENT ADVISOR AND SUB-ADVISORS, ADMINISTRATOR, SUB-ADMINISTRATOR AND TRANSFER AGENT OF THE UNDERLYING FUNDS

         Sierra Advisors serves as Investment Advisor to each of the Underlying Funds and each Sub-Advisor serves as Investment Sub-Advisor to one or more Underlying Funds pursuant to separate written agreements. Sierra Administration serves as Administrator to each of the Underlying Funds. First Data serves as Sub-Administrator and First Data also serves as transfer agent for SPIF and the Sierra Trust Funds to each of the Underlying Funds pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, Sierra Advisors, the Sub-Advisors, Sierra Administration and First Data are described in the Prospectuses of the Underlying Funds. Sierra Advisors, the Sub-Advisors, Sierra Administration and First Data each compensates its respective Directors and pays the salaries of its respective officers and employees employed by such companies respectively and by the Underlying Funds and maintains office facilities for the Sierra Trust Funds and SPIF.

        For the period ended June 30, 1997 the Portfolios paid Sierra Services the following advisory fees:

                                                                                        EXPENSES
PORTFOLIO                                    FEES PAID           FEES WAIVED            REIMBURSED
-----------------------------------          ---------           -----------            ----------
Capital Growth Portfolio                     $36,642             $6,241                 $41,371
Growth Portfolio                             $260,044            $54,435                $98,600
Balanced Portfolio                           $188,577            $40,744                $82,121
Value Portfolio                              $19,886             $4,470                 $34,312
Income Portfolio                             $18,539             $4,476                 $33,580


CUSTODIAN OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

        The assets of the Trust, the Sierra Trust Funds and SPIF are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company ("Boston Safe") serves as Custodian for the Trust and the Sierra Trust Funds. Under its custodial agreements with the Trust and the Sierra Trust Funds, Boston Safe is authorized to appoint one or more U.S. banking institutions as sub-custodians of assets owned by the Portfolios or Underlying Funds of the Sierra Trust Funds. In addition, the Trust and the Sierra Trust Funds may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.


        State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the custodian of SPIF and has custody of the securities and cash of SPIF. The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by SPIF.

COUNSEL AND AUDITOR

         Morgan, Lewis & Bockius LLP serves as counsel to the Trust and provides legal services to GO Securities, Sierra Advisors, Sierra Administration and Sierra Services. Paul, Hastings, Janofsky & Walker serves as counsel to the Trustees who are not "Interested Persons" of the Trust.


         Price Waterhouse LLP, independent accountants, located at 160 Federal Street, Boston, Massachusetts 02110, serves as auditor of the Trust, Sierra Trust Funds and SPIF.

SHAREHOLDERS OF THE TRUST

         In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. Boston Safe, the Trust's Custodian, and First Data, the Trust's Transfer Agent, maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio or class, except with respect to the election of Trustees, the selection of independent accountants and other matters affecting the entire Trust.

         Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

         Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
                            AND THE UNDERLYING FUNDS

         The Trust's Prospectus and the prospectuses of the Underlying Funds discuss the investment objective or objectives of each of the Underlying Funds and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios and the Underlying Funds may invest, the investment policies and portfolio strategies that the Portfolios and the Underlying Funds may utilize and certain risks attendant to such investments, policies and strategies. The following are the Underlying Funds:

UNDERLYING FUNDS


Sierra Trust Funds:



   U.S. Government Money Fund ("STF U.S. Government Money Fund")
   Global Money Fund ("STF Global Money Fund")
   Short Term High Quality Bond Fund ("STF Short Term High Quality Bond Fund") Short Term Global Government Fund ("STF Short Term Global Government Fund") U.S. Government Fund ("STF U.S. Government Fund")
   Corporate Income Fund ("STF Corporate Income Fund")
   Growth and Income Fund ("STF Growth and Income Fund")
   Growth Fund ("STF Growth Fund")
   Emerging Growth Fund ("STF Emerging Growth Fund")
   International Growth Fund ("STF International Growth Fund")
   Sierra Prime Income Fund ("SPIF")

STRATEGIES AVAILABLE TO ALL UNDERLYING FUNDS

         RATINGS AS INVESTMENT CRITERIA. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Underlying Funds as initial criteria for the selection of portfolio securities, but the Underlying Funds will also rely upon the independent advice of their respective Sub-Advisors to evaluate potential investments. The Appendix to this SAI contains further information concerning the ratings of Moody's and S&P and their significance. See the Prospectuses with respect to the Global Money and U.S. Government Money Funds (the "Money Funds") in the section entitled "The Underlying Funds' Investments, Risk Considerations and Performance
- Investment Principles - Quality Requirements," for additional information concerning certain rating criteria.

         To the extent that the rating given by Moody's or S&P for securities may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectuses and in this SAI.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Fund's Sub-Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

         ILLIQUID INVESTMENTS. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio or the Underlying Fund has valued the investments. These factors may have an adverse effect on the ability of the Portfolio or the Underlying Fund to dispose of the particular securities at fair market value and may limit such fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Underlying Fund. The Underlying Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be included within the 15% or 10% limitation, as applicable, on investment in illiquid securities. Shares of SPIF held by a Portfolio will be treated as illiquid securities.


         COMBINED TRANSACTIONS. As permitted by each Underlying Fund's investment policies and restrictions, the Underlying Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Sub-Advisor, it is in the best interest of the Underlying Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.


         BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an Underlying Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by an Underlying Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to (1) pledge to the regulator by depositing assets with a designated bank within the state an amount of its assets equal to 5% of its total liabilities, or (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.


         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Underlying Funds' respective Sub-Advisors will carefully evaluate such investments on a case-by-case basis.


         An Underlying Fund may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of these Underlying Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

         Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Underlying Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States Government. As a result, such savings and loan associations are subject to regulation and examination.

         MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Underlying Funds may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In addition, the U.S. Government Fund may invest in commercial mortgage-backed securities. While these securities generally are structured with one or more types of credit enhancement, they are issued by non-governmental entities and are not guaranteed by a governmental agency or instrumentality.

         Governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Underlying Funds will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

         The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

         REPURCHASE AGREEMENTS. The Portfolios and the Underlying Funds may invest in repurchase agreements without limitation.


STRATEGIES AVAILABLE TO ALL UNDERLYING FUNDS EXCEPT THE MONEY FUNDS

         REVERSE REPURCHASE AGREEMENTS. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller; accordingly each of the Underlying Funds will limit its aggregate investments in reverse repurchase agreements and other borrowings to no more than 30% of its total assets, except that each of the STF U.S. Government, STF Corporate Income and STF Short Term High Quality Bond Funds will limit its aggregate investments in reverse repurchase agreements, dollar roll transactions and other borrowings to no more than 33-1/3% of its total assets. An Underlying Fund will not engage in reverse repurchase transactions for the purpose of leverage.

         WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Underlying Fund consisting of cash or liquid debt securities equal to the amount of when-issued or delayed-delivery commitments will be established at Boston Safe, the Trust's custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. On the settlement date, the Underlying Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Underlying Fund's payment obligations).

         STRATEGIC TRANSACTIONS. No Underlying Fund currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Underlying Fund's net assets.

         Strategic Transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, losses greater than if they had not been used. For more information about the Underlying Funds' use of put and call options, currency transactions and options and futures transactions and the risks associated with such transactions, see the sections relating to such strategies in this SAI and the Appendix to the applicable Prospectus. Losses resulting from the use of Strategic Transactions may reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

         Strategic Transactions expose an Underlying Fund to an obligation to another party. No Underlying Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and U.S. government securities and other liquid, high grade debt, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Underlying Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian or with a designated sub-custodian in the prescribed amount.

         The use of Strategic Transactions is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the CFTC and may become subject to regulation by various state regulatory authorities. Each Underlying Fund will comply with the applicable regulatory requirements when utilizing Strategic Transactions. In addition, an Underlying Fund's ability to use Strategic Transactions may be limited by tax considerations. See the section "Taxes."

         SPECIAL RISKS OF STRATEGIC TRANSACTIONS. The use of Strategic Transactions involves special considerations and risks, as described below. Additional risks pertaining to particular Strategic Transactions are described in other sections to this SAI. Successful use of most Strategic Transactions depends upon the Sub-Advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. Strategic Transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, Strategic Transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, an Underlying Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Underlying Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Fund sell a portfolio security or currency position at a disadvantageous time.


         SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which an Underlying Fund may enter, consistent with the Underlying Fund's investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. An Underlying Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date. An Underlying Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

         An Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, Sierra Advisors and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Underlying Fund's borrowing restrictions. If there is a default by the counterpart, an Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.



STRATEGIES AVAILABLE TO THE PORTFOLIOS, STF U.S. GOVERNMENT FUND, STF CORPORATE INCOME FUND, STF SHORT TERM GLOBAL GOVERNMENT FUND, STF SHORT TERM HIGH QUALITY BOND FUND, STF GROWTH FUND, STF EMERGING GROWTH FUND, STF GROWTH AND INCOME FUND AND STF INTERNATIONAL GROWTH FUND


         FUTURES ACTIVITIES. The Portfolios and the Underlying Funds listed above may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Portfolio or the Underlying Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted Strategic Transactions. The ability of an Underlying Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended, (the "Code"), applicable to a regulated investment company. See the section "Taxes."

         FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

         The purpose of entering into a futures contract by a Portfolio or an Underlying Fund is to protect the Portfolio or the Underlying Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, if the STF Corporate Income Fund owns long-term bonds and interest rates are expected to increase, it might enter into futures contracts to sell a Treasury bond. This transaction would have much the same effect as its selling some of the long-term bonds in its portfolio. If interest rates increase as anticipated, the value of certain long-term fixed income securities in the portfolio would decline, but the value of its futures contracts would increase at approximately the same rate, thereby keeping its net asset value from declining as much as it otherwise would have. Of course, since the value of portfolio securities will far exceed the value of the futures contracts it entered into, an increase in the value of the futures contract would only mitigate -- but not totally offset -- the decline in the value of the portfolio.

         No consideration is paid or received by a Portfolio or an Underlying Fund upon entering into a futures contract. Initially, a Portfolio or an Underlying Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to the Portfolio or the Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio or an Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's or Underlying Fund's existing position in the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Portfolio or an Underlying Fund is subject to the ability of the Advisor or Sub-Advisor of the Portfolio or Underlying Fund to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

         Although the Portfolios and Underlying Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio or an Underlying Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Portfolios or Underlying Funds will be required to either (i) segregate sufficient cash or high-grade liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Portfolios or Underlying Funds' portfolios, the Portfolios or Underlying Funds will periodically make adjustments to its futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Portfolio or Underlying Fund will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

         OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio or the Underlying Fund holding the options.

         The Portfolios or Underlying Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Advisor or Sub-Advisor of the Portfolios or Underlying Funds, which could prove to be inaccurate. Even if the expectations of an Advisor or Sub-Advisor are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.

STRATEGIES AVAILABLE TO STF U.S. GOVERNMENT FUND, STF CORPORATE INCOME FUND, STF SHORT TERM HIGH QUALITY BOND FUND, STF GROWTH AND INCOME FUND, STF EMERGING GROWTH FUND, STF SHORT TERM GLOBAL GOVERNMENT FUND, STF GROWTH FUND AND STF INTERNATIONAL GROWTH FUND

         OPTIONS ON SECURITIES. The Underlying Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions. The Underlying Funds may not write put options with respect to more than 50% of their total assets.


         Options written by an Underlying Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when its Sub-Advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.


         So long as the obligation of the Underlying Fund as the writer of an option continues, the Underlying Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Underlying Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Underlying Fund effects a closing purchase transaction. The Underlying Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Underlying Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Underlying Fund expects to purchase or write call or put options issued by the Clearing Corporation, except that options on U.S. Government securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange
(CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange
(AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange (PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by an Underlying Fund will be with a qualified dealer pursuant to an agreement under which the Underlying Fund may repurchase the option at a formula price at which the Underlying Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Underlying Fund may not be able to liquidate its position in over-the-counter options, and the ability of the Underlying Fund to enter into closing purchase transactions on options written by the Underlying Fund may result in a material loss to the Underlying Fund.

         The Underlying Fund may realize a profit or loss upon entering into closing transactions. In cases where the Underlying Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Underlying Fund has purchased an option and engages in a closing sale transaction, the Underlying Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Underlying Fund initially paid for the original option plus the related transaction costs.

         To facilitate closing transactions, the Underlying Fund will generally purchase or write only those options for which its Sub-Advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Underlying Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Underlying Fund and other clients of Sierra Advisors and its Sub-Advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

         In the case of options written by an Underlying Fund that are deemed covered by virtue of the Underlying Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Underlying Fund has written options may exceed the time within which the Underlying Fund must make delivery in accordance with an exercise notice. In these instances, the Underlying Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Underlying Fund will not bear any market risk, since the Underlying Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Underlying Fund may, however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

         Additional risks exist with respect to mortgage-backed U.S. Government securities for which the Underlying Fund may write covered call options. If an Underlying Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. The Underlying Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

STRATEGIES AVAILABLE TO STF SHORT TERM GLOBAL GOVERNMENT FUND, STF GROWTH AND INCOME FUND, STF EMERGING GROWTH FUND, STF INTERNATIONAL GROWTH FUND, STF SHORT TERM HIGH QUALITY BOND FUND AND STF GROWTH FUND

         OPTIONS ON SECURITIES INDEXES. In addition to options on securities, the Underlying Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Underlying Fund generally will purchase or write such an option only if its Sub-Advisor believes the option can be closed out.

         Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Underlying Fund will not purchase such options unless its Sub-Advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

         Price movements in the Underlying Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Underlying Fund may be forced to liquidate portfolio securities to meet settlement obligations.

STRATEGIES AVAILABLE TO STF CORPORATE INCOME FUND, STF EMERGING GROWTH FUND, STF SHORT TERM GLOBAL GOVERNMENT FUND, STF SHORT TERM HIGH QUALITY BOND FUND, STF GROWTH AND INCOME FUND, STF GROWTH FUND AND STF INTERNATIONAL GROWTH FUND

         AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS. The Underlying Funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are securities, typically issued by a U.S. financial institution (a depositary), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of an unsponsored Depositary Receipt is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), and are receipts issued in Europe typically be non- U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Underlying Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Underlying Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Underlying Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

         If an Underlying Fund enters into a position hedging transaction, the custodian or sub-custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash, U.S. Government securities or high grade debt obligations in a segregated account for the Underlying Fund in an amount at least equal to the value of the Underlying Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Sub-Advisor or the Advisor, sufficient protection to consider the contract to be a hedge, the Underlying Fund maintains with its custodian a segregated account of cash, U.S. Government Securities or high grade debt obligations in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

         At or before the maturity of a forward contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


         The cost to an Underlying Fund of engaging in currency transactions with factors such as the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.

         If a devaluation of a currency is generally anticipated, an Underlying Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         The Underlying Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in an Underlying Fund's underlying currency. For instance, an Underlying Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Underlying Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Underlying Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

         There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with an Underlying Fund's obligation under a forward currency exchange contract on the date of maturity, the Underlying Fund may be exposed to some risk of loss from fluctuations in that currency. Although each Underlying Fund's Sub-Advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Underlying Fund's Sub-Advisor will be able to do so.

         Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The Commodity Futures Trading Commission has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Underlying Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of an Underlying Fund.

STRATEGIES AVAILABLE TO STF SHORT TERM GLOBAL GOVERNMENT FUND, STF GROWTH FUND, STF INTERNATIONAL GROWTH FUND AND STF SHORT TERM HIGH QUALITY BOND FUND

         OPTIONS ON FOREIGN CURRENCIES. The Underlying Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by an Underlying Fund in a particular foreign currency, the Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Underlying Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Underlying Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

         The Underlying Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when an Underlying Fund anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Underlying Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         A call option written on a foreign currency by an Underlying Fund is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Underlying Fund's custodian, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held by the Underlying Fund. A call option also is covered if the Underlying Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Underlying Fund in cash, U.S. Government Securities and other high-grade liquid debt securities in a segregated account with the Underlying Fund's custodian or with a designated sub-custodian.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the projections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterpart default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

SPECIAL CONSIDERATIONS RELATING TO STF INTERNATIONAL GROWTH FUND, STF EMERGING GROWTH FUND AND STF GROWTH FUND

         SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the STF International Growth Fund, STF Emerging Growth Fund and STF Growth Fund are made in securities of companies in (or governments of) developed countries, up to 30% of the total assets of the STF International Growth Fund, up to 5% of the total assets of the STF Emerging Growth Fund and up to 5% of the total assets of the STF Growth Fund may be invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. A developing or emerging country is generally considered by the international financial community, in the opinion of Sierra Advisors or the Sub-Advisor of the STF International Growth Fund, STF Emerging Growth Fund or STF Growth Fund, to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

STRATEGY AVAILABLE TO STF CORPORATE INCOME FUND, STF SHORT TERM GLOBAL GOVERNMENT FUND, STF GROWTH FUND, STF GROWTH AND INCOME FUND, STF EMERGING GROWTH FUND, STF INTERNATIONAL GROWTH FUND, STF GLOBAL MONEY FUND, STF U.S. GOVERNMENT MONEY FUND, STF SHORT TERM HIGH QUALITY BOND FUND AND SPIF

         LENDING OF PORTFOLIO SECURITIES. Each of the Underlying Funds will adhere to the following conditions whenever its portfolio securities are loaned:
(1) the Underlying Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Underlying Fund must be able to terminate the loan at any time; (4) the Underlying Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Underlying Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Underlying Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Underlying Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Underlying Fund and that is acting as a "finder." The Underlying Funds will not lend more than 20% of their respective total assets.

SPECIAL CONSIDERATIONS RELATING TO STF EMERGING GROWTH FUND AND STF GROWTH FUND


         LOWER-RATED SECURITIES. The STF Growth and STF Emerging Growth Funds each may invest up to 35% of its assets, respectively, in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by Standard & Poor's) or unrated securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


         An economic downturn may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could further adversely affect the value of such obligations held by the Underlying Fund. Prices and yields of high yield securities will fluctuate over time and may affect the Underlying Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees or Sierra Advisors or the Underlying Fund's Sub-Advisor to accurately value high yield securities in the Underlying Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Sub-Advisor of each of the Underlying Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of the Underlying Fund's investment objectives by investment in such securities may be more dependent on its Sub-Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Underlying Fund's Sub- Advisor will determine whether it is in the best interest of the Underlying Fund to retain or dispose of the security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

STRATEGIES AVAILABLE TO SPIF

CERTAIN CHARACTERISTICS OF SENIOR LOAN INTERESTS

         Senior Loans generally are arranged through private negotiations between a Borrower and several financial institutions ("Lenders") represented in each case by one or more such Lenders acting as agent ("Agent") of the several Lenders. On behalf of the several Lenders, the Agent, which is frequently the commercial bank or other entity that originates the Senior Loan and the person that invites other parties to join the lending syndicate, will be primarily responsible for negotiating the loan agreement or agreements ("Loan Agreement") that establish the relative terms, conditions and rights of the Borrower and the several Lenders.

         SPIF will invest in participations ("Participations") in Senior Loans, will purchase assignments ("Assignments") of portions of Senior Loans from third parties and may act as one of the group of Lenders originating a Senior Loan (an "Original Lender").

         It is anticipated that the proceeds of the Senior Loans in which SPIF will acquire interests primarily will be used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes of Borrowers. SPIF currently does not intend to acquire interests in Senior Loans the proceeds of which would be used primarily to finance construction or real estate development projects. Senior Loans have the most senior position in a Borrower's capital structure, although some Senior Loans may hold an equal ranking with other senior securities of the Borrower. The capital structure of Borrowers may include Senior Loans, senior and junior subordinated debt (which may include "junk bonds"), preferred stock and common stock issued by the Borrower, typically in descending order of seniority with respect to claims on the Borrower's assets. Senior Loans generally are secured by specific collateral, which may include guarantees. In connection with the acquisition of collateralized Senior Loans, SPIF may invest up to 5% of its total assets in Senior Loans which are not secured by any collateral. Such unsecured Senior Loans would constitute an interim financing intended to be refinanced through, in whole or in part, a collateralized Senior Loan. In the event that SPIF invests a portion of its assets in Senior Loans that are not secured by specific collateral, SPIF will not enjoy the benefits associated with collateralization with respect to such Senior Loans and such Senior Loans may pose a greater risk of nonpayment of interest or loss of principal than do collateralized Senior Loans.

         As discussed below, SPIF may also acquire warrants and equity securities issued by the Borrower or its affiliates as part of a package of investments in the Borrower or its affiliates. Warrants and equity securities will not be treated as Senior Loans and thus assets invested in such securities will not count toward the 80% of SPIF's total assets that normally will be invested in Senior Loans. SPIF will acquire such interests in unsecured Senior Loans, warrants and equity securities only as an incident to the intended purchase of interests in collateralized Senior Loans. Loan Agreements may also include various restrictive covenants designed to limit the activities of the Borrower in an effort to protect the right of the Lenders to receive timely payments of interest on and repayment of principal of the Senior Loans. In order to borrow money pursuant to collateralized Senior Loans, a Borrower will frequently, for the term of the Senior Loan, pledge as collateral assets, including but not limited to, trademarks, accounts receivable, inventory, buildings, real estate, franchises, and common and preferred stock in its subsidiaries. In addition, in the case of some Senior Loans, there may be additional collateral pledged in the form of guarantees by and/or securities of affiliates of the Borrowers. In certain instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Such collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

         Restrictive covenants may include mandatory prepayment provisions arising from excess cash flows and typically include restrictions on dividend payments, specific mandatory minimum financial ratios, limits on total debt and other financial tests. Breach of such covenants, if not waived by the Lenders, is generally an event of default under the applicable Loan Agreement and may give the Lenders the right to accelerate principal and interest payments. The Advisor will consider the terms of such restrictive covenants in deciding whether to invest in Senior Loans for SPIF's portfolio. When SPIF holds a Participation in a Senior Loan it may not have the right to vote to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of SPIF and such Lenders may not consider the interests of SPIF in connection with their votes.

         Senior Loans in which SPIF will invest generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the prime rate offered by a Major United States Bank "Prime Rate", LIBOR, the CD rate or other base lending rates used by commercial lenders. As a result Lenders will pay more than the Prime Rate to SPIF on their Senior Loans. The Prime Rate quoted by a major U.S. bank is the interest rate at which such bank is willing to lend U.S. dollars to its most creditworthy borrowers. LIBOR, as provided for in Loan Agreements, is an average of the interest rates quoted by several designated banks as the rates at which such banks would offer to pay interest to major financial institutional depositors in the London interbank market on U.S. dollar-denominated deposits for a specified period of time. The CD rate, as generally provided for in Loan Agreements, is the average rate paid on large certificates of deposit traded in the secondary market.

         At least 80% of SPIF's total assets normally will be invested in Senior Loans. In normal market conditions, at least 65% of SPIF's assets will be invested in Senior Loans which, at the time of SPIF's initial investment in such Senior Loans, provide SPIF with a rate of return which was at least equal to the Prime Rate existing on the date of such initial investment. SPIF is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. It is currently anticipated that SPIF's assets invested in Senior Loans will consist of Senior Loans with stated maturities of between three and seven years, inclusive, and with rates of interest which are periodically reset with reset periods typically ranging from 30 days to one year. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in SPIF's net asset value as a result of changes in interest rates. The Senior Loans in SPIF's portfolio will at all times have a dollar-weighted average time until the next interest rate redetermination of 90 days or less. As a result, as short-term interest rates increase, interest payable to SPIF from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to SPIF from its investments in Senior Loans should decrease. The amount of time required to pass before SPIF will realize the effects of changing short-term market interest rates on its portfolio will vary with the dollar-weighted average time until the next interest rate redetermination on the Senior Loans in SPIF's portfolio. SPIF may utilize certain investment practices to, among other things, shorten the effective interest rate redetermination period of Senior Loans in its portfolio. In such event, SPIF will consider such shortened period to be the interest rate redetermination period of the Senior Loan; provided, however, that SPIF will not invest in Senior Loans which permit the Borrower to select an interest rate redetermination period in excess of one year. Because most Senior Loans in SPIF's portfolio will be subject to mandatory and/or optional prepayment and there may be significant economic incentives for a Borrower to prepay its loans, prepayments of Senior Loans in SPIF's portfolio may occur. Accordingly, the actual remaining maturity of SPIF's portfolio invested in Senior Loans may vary substantially from the average stated maturity of the Senior Loans held in SPIF's portfolio. As a result of expected prepayments from time to time of Senior Loans in

SPIF's portfolio, SPIF estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

         When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although SPIF's net asset value will vary, SPIF's management expects SPIF's policy of acquiring interests in floating or variable rate Senior Loans to minimize fluctuations in net asset value as a result of changes in interest rates. Accordingly, SPIF's management expects the value of SPIF's portfolio to fluctuate significantly less than a portfolio of fixed-rate, longer term obligations as a result of interest rate changes. However, changes in prevailing interest rates can be expected to cause some fluctuation in SPIF's net asset value. In addition to changes in interest rates, changes in the credit quality of Borrowers will also affect SPIF's net asset value. Further, a serious deterioration in the credit quality of a Borrower could cause a prolonged or permanent decrease in SPIF's net asset value.


         Senior Loans generally are not rated by nationally recognized statistical rating organizations. Because of the collateralized and/or guaranteed nature of most Senior Loans, SPIF and the Advisor believe that ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Senior Loans. Therefore, although the Advisor may consider such ratings in determining whether to invest in a particular Senior Loan, the Advisor is not required to consider such ratings and such ratings will not be the determinative factor in the Advisor's analysis. SPIF may invest in Senior Loans, the Borrowers with respect to which have outstanding debt securities which are rated below investment grade by a nationally recognized statistical rating organization or are unrated but of comparable quality to such securities. Such Borrowers are more likely to experience difficulty in meeting payment obligations under such debt and other subordinated obligations. These difficulties could detract from the Borrower's perceived creditworthiness or its ability to obtain financing to cover short-term cash flow needs and may force the Borrower into bankruptcy or other forms of credit restrictions. SPIF will invest only in those Senior Loans with respect to which the Borrower, in the opinion of the Advisor, demonstrates certain of the following characteristics: sufficient cash flow to service debt; adequate liquidity; successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral; coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, the Advisor will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons' determinations with respect to collateral securing a Senior Loan.


         Participations by the Underlying Fund in a Lender's portion of a Senior Loan typically result in the Underlying Fund having a contractual relationship only with such Lender, not with the Borrower. The Underlying Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by such Lender of such payments from the Borrower. In connection with purchasing Participations, the Underlying Fund generally will have no right to enforce compliance by the

Borrower with the terms of the Loan Agreement, nor any rights with respect to any Underlying Funds acquired by other Lenders through set-off against the Borrower and the Underlying Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Underlying Fund may assume the credit risk of both the Borrower and the Lender selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Underlying Fund may be treated as a general creditor of such Lender, and may not benefit from any set-off between such Lender and the Borrower. The Underlying Fund has taken the following measures in an effort to minimize such risks. The Underlying Fund will acquire Participations only if the Lender selling the Participation, and any other persons interpositioned between the Underlying Fund and the Lender, (i) at the time of investment has outstanding debt or deposit obligations rated investment grade BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service ("Moody's") or determined by the Advisor to be of comparable quality and (ii) has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Underlying Fund. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is considered by S&P to be either overwhelming or very strong and issues of commercial paper rated Prime-I by Moody's are considered by Moody's to have a superior ability for repayment of senior short-term debt obligations. The Underlying Fund ordinarily will purchase a Participation only if, at the time of such purchase, the Underlying Fund believes that the party from whom it is purchasing such Participation is retaining an interest in the underlying Senior Loan.

         The Underlying Fund may also purchase Assignments from Lenders. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Lender and becomes a Lender under the Loan Agreement with the same rights and obligations as the assigning Lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         When the Underlying Fund is an Original Lender originating a Senior Loan it may share in a fee paid to the Original Lenders. The Underlying Fund will never act as the Agent or principal negotiator or administrator of a Senior Loan. When the Underlying Fund is a Lender, it will have a direct contractual relationship with the Borrower, may enforce compliance by the Borrower with the terms of the Loan Agreement and may have rights with respect to any Underlying Funds acquired by other Lenders through set-off. Lenders also have full voting and consent rights under the applicable Loan Agreement. Action subject to Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous vote or consent of all Lenders affected.

         The Underlying Fund will purchase an Assignment or act as a Lender with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's) or determined by the Advisor to be of comparable quality. In addition, the Underlying Fund will purchase a Participation only where the Lender selling such Participation, and any other person interpositioned between such Lender and the Underlying Fund at the time of investment, have outstanding debt obligations rated investment grade or determined by the Advisor to be of comparable quality. Further, the Underlying Fund will not purchase interests in Senior Loans unless such Agent, Lender or interpositioned person has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Underlying Fund.

         SPIF may invest up to 100% of its assets in Participations. The selling Lenders and other persons interpositioned between such Lenders and SPIF with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Although, as discussed below, SPIF has taken measures which it believes significantly reduce its exposure to any risks incident to such policy, SPIF may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting such industries. Persons engaged in such industries may be more susceptible than are persons engaged in some other industry to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

         Loan Agreements typically provide for the termination of the Agent's agency status in the event that it fails to act as required under the relevant Loan Agreement, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy. Should such an Agent, Lender or assignor with respect to an Assignment interpositioned between SPIF and the Borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of SPIF should not be included in such person's estate. If, however, any such amount were included in such person's estate, SPIF would incur certain costs and delays in realizing payment or could suffer a loss of principal and/or interest. In such event, SPIF could experience a decrease in net asset value.

         SPIF may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by Borrowers may include three types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to Lenders upon origination of a Senior Loan. Commitment fees are paid to Lenders on an ongoing basis based upon the undrawn portion committed by the

Lenders of the underlying Senior Loan. Lenders may receive prepayment penalties when a Borrower prepays all or part of a Senior Loan. SPIF will receive these fees directly from the Borrower if SPIF is an Original Lender, or, in the case of commitment fees and prepayment penalties, if SPIF acquires an interest in a Senior Loan by way of Assignment. Whether or not SPIF receives a facility fee from the Lender in the case of an Assignment, or any fees in the case of a Participation, depends upon negotiations between SPIF and the Lender selling such interests. When SPIF is an assignee, it may be required to pay a fee, or forgo a portion of interest and any fees payable to it, to the Lender selling the Assignment. Occasionally, the assignor will pay a fee to the assignee based on the portion of the principal amount of the Senior Loan which is being assigned. A Lender selling a Participation to SPIF may deduct a portion of the interest and any fees payable to SPIF as an administrative fee prior to payment thereof to SPIF. SPIF may be required to pay over or pass along to a purchaser of an interest in a Senior Loan from SPIF a portion of any fees that SPIF would otherwise be entitled to.

         Pursuant to the relevant Loan Agreement, a Borrower may be required in certain circumstances, and may have the option at any time, to prepay the principal amount of a Senior Loan, often without incurring a prepayment penalty. Because the interest rates on Senior Loans are periodically redetermined at relatively short intervals, SPIF and the Advisor believe that the prepayment of, and subsequent reinvestment by SPIF in, Senior Loans will not have a materially adverse impact on the yield on SPIF's portfolio and may have a beneficial impact on income due to receipt of prepayment penalties, if any, and any facility fees earned in connection with reinvestment.

         A Lender may have certain obligations pursuant to a Loan Agreement, which may include the obligation to make additional loans in certain circumstances. SPIF currently intends to reserve against such contingent obligations by segregating sufficient investments in high quality short-term, liquid investments. SPIF will not purchase interests in Senior Loans that would require SPIF to make any such additional loans if such additional loan commitments would exceed 20% of SPIF's total assets or would cause SPIF to fail to meet the diversification requirements set forth under the heading "Investment Restrictions."

         During normal market conditions, SPIF may invest up to 20% of its total assets in (i) high quality, short-term debt securities with remaining maturities of one year or less (including assets maintained by SPIF as a reserve against any additional loan commitments) and (ii) warrants, equity securities and, in certain limited circumstances discussed above, junior debt securities acquired in connection with SPIF's investments in Senior Loans. If the Advisor determines that market conditions temporarily warrant a defensive investment policy, SPIF may invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and such high quality, short-term debt securities. SPIF will acquire such warrants and equity securities only as an incident to the purchase or intended purchase of interests in collateralized Senior Loans. Warrants and equity securities will not qualify as assets required to be maintained as a reserve against additional loan commitments. Although SPIF generally will acquire interests in warrants and equity securities only when the Advisor believes that the relative value being given by SPIF in exchange for such interests is substantially outweighed by the potential value of such instruments, investment in warrants and equity securities entail certain risks in addition to those associated with investments in Senior Loans. Warrants and equity securities have a subordinate claim on a Borrower's assets as compared with debt securities, and junior debt securities have a subordinate claim on such assets as compared with Senior Loans. As such, the values of warrants and equity securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may have an adverse impact on the ability of SPIF to minimize fluctuations in its net asset value.

SPECIAL RISK CONSIDERATIONS

         On behalf of the several Lenders, the Agent generally will be required to administer and manage the Senior Loan and, with respect to collateralized Senior Loans, to service or monitor the collateral. In this connection, the valuation of assets pledged as collateral will reflect market value and the Agent may rely on independent appraisals as to the value of specific collateral. The Agent, however, may not obtain an independent appraisal as to the value of assets pledged as collateral in all cases. SPIF normally will rely primarily on the Agent (where SPIF is an Original Lender or owns an Assignment) or the selling Lender (where SPIF owns a Participation) to collect principal of and interest on a Senior Loan. Furthermore, SPIF usually will rely on the Agent (where SPIF is an Original Lender or owns an Assignment) or the selling Lender (where SPIF owns a Participation) to monitor compliance by the Borrower with the restrictive covenants in the Loan Agreement and notify SPIF of any adverse change in the Borrower's financial condition or any declaration of insolvency. Collateralized Senior Loans will frequently be secured by all assets of the Borrower that qualify as collateral, which may include common stock of the Borrower or its subsidiaries. Additionally, the terms of the Loan Agreement may require the Borrower to pledge additional collateral to secure the Senior Loan, and enable the Agent, upon proper authorization of the Lenders, to take possession of and liquidate the collateral and to distribute the liquidation proceeds pro rata among the Lenders. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the original collateral, SPIF will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loan. Lenders that have sold Participation interests in such Senior Loan will distribute liquidation proceeds received by the Lenders pro rata among the holders of such Participations. The Advisor will also monitor these aspects of SPIF's investments and, where SPIF is an Original Lender or owns an Assignment, will be directly involved with the Agent and the other Lenders regarding the exercise of credit remedies. Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to SPIF, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of SPIF. Although, with respect to collateralized Senior Loans, SPIF generally will invest only in Senior Loans that the Advisor believes are secured by specific collateral which may include guarantees, the value of which exceeds the principal amount of the Senior Loan at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, SPIF could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of the Borrower. The Agent generally is responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing the Senior Loan. In the event that SPIF does not believe that a perfected security interest has been obtained with respect to a collateralized Senior Loan, SPIF will only obtain an interest in such Senior Loan if the Agent is a Designated Custodian. Some Senior Loans in which SPIF may invest are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans, such as SPIF, including, under certain circumstances, invalidating such Senior Loans. Lenders commonly have certain obligations pursuant to the Loan Agreement, which may include the obligation to make additional loans or release collateral in certain circumstances.

         Senior Loans in which SPIF will invest generally will not be rated by a nationally recognized statistical rating organization, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Although SPIF will generally have access to financial and other information made available to the Lenders in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered and/or exchange listed securities. As a result, the performance of SPIF and its ability to meet its investment objective is more dependent on the analytical ability of the Advisor than would be the case for an investment company that invests primarily in rated, registered and/or exchange listed securities.

         Senior Loans are, at present, not readily marketable and may be subject to restrictions on resale. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary market purchases and sales of Senior Loans generally are conducted in private transactions between buyers and sellers. Senior Loans are thus relatively illiquid, which illiquidity may impair SPIF's ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Liquidity relates to the ability of SPIF to sell an investment in a timely manner. The market for relatively illiquid securities tends to be more volatile than the market for more liquid securities. SPIF has no limitation on the amount of its assets which may be invested in securities which are not readily marketable or are subject to restrictions on resale. The substantial portion of SPIF's assets invested in relatively illiquid Senior Loan interests may restrict the ability of SPIF to dispose of its investments in Senior Loans in a timely fashion and at a fair price, and could result in capital losses to SPIF and holders of Common Shares. However, many of the Senior Loans in which SPIF expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which should, in the Advisor's opinion, enhance the relative liquidity of such interests. The risks associated with illiquidity are particularly acute in situations where SPIF's operations require cash, such as when SPIF tenders for its Common Shares, and may result in SPIF borrowing to meet short-term cash requirements.

         To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by SPIF may be adversely affected. In addition, such requirements or restrictions may reduce or eliminate sources of financing for certain Borrowers. Further, to the extent that legislation or federal or state regulators that regulate certain financial institutions require such institutions to dispose of Senior Loan interests relating to highly leveraged transactions or subject such Senior Loan interests to increased regulatory scrutiny, such financial institutions may determine to sell such Senior Loan interests in a manner that results in a price which, in the opinion of the Advisor, is not indicative of fair value. Were SPIF to attempt to sell a Senior Loan interest at a time when a financial institution was engaging in such a sale with respect to such Senior Loan interest, the price at which SPIF could consummate such a sale might be adversely affected.

         SPIF may use various investment practices that involve special considerations including engaging in interest rate and other hedging transactions, lending its portfolio securities, entering into when-issued and delayed delivery transactions and entering into repurchase and reverse repurchase agreements. For further discussion of these practices and associated special considerations, see "Investment Practices and Special Risks" in the Prospectus.


INVESTMENT RESTRICTIONS OF THE PORTFOLIOS


         The following investment restrictions have been adopted by the Trust with respect to the Funds as fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the 1940 Act. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio. Each Portfolio will not:


1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;


3. make loans to any person, except loans of portfolio securities to the extent that no more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;


4. (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

5. issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission ("SEC");

6. will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. write or acquire options or interests in oil, gas or other mineral exploration or development programs.


         In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval. Each Portfolio will not:


1. pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;

2. invest for the purpose of exercising control over management of any company;

3. invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions; (ii) in connection with mergers, acquisitions of assets or consolidations; (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;

4. purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities;

5. purchase securities on margin, except that the STF Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

6. purchase or hold lower rated bonds ("junk bonds"), directly or indirectly, if, in the aggregate, 35% or more of its net assets would be invested, directly or indirectly, in junk bonds.

INVESTMENT RESTRICTIONS OF THE SIERRA TRUST FUNDS

         The investment restrictions numbered 1 through 16 below have been adopted by the Sierra Trust Funds with respect to the Underlying Funds that are series of the Sierra Trust Funds (each, an "STF Fund") as fundamental policies. Investment restrictions 17 through 22 may be changed by vote of a majority of the Board of Trustees of the Sierra Trust Funds at any time.

         The investment policies adopted by the Sierra Trust Funds prohibit an STF Fund from:

1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the STF Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the STF Fund's total assets may be invested without regard to the 5% Limitation; provided that this restriction shall not apply to the STF Short Term Global Government Fund.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the STF Growth and STF Short Term Global Government Funds; and provided further that the STF Growth Fund may not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that the STF Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the STF International Growth, STF Growth and STF Short Term Global Government Funds.

5. Borrowing money, except that (a) the STF Funds may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the STF Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) the STF U.S. Government, STF International Growth, STF Corporate Income, STF Short Term High Quality Bond, STF Growth, STF Emerging Growth, STF Growth and Income and STF Short Term Global Government Funds may enter into futures contracts, and (c) the STF U.S. Government, STF Corporate Income and STF Short Term High Quality Bond Funds may engage in dollar roll transactions; provided that whenever borrowings pursuant to (a) above (except that with respect to the STF U.S. Government, STF Corporate Income and STF Short Term High Quality Bond Funds, whenever borrowings pursuant to (a)(ii) above) exceed 5% of the value of an STF Fund's total assets, the STF Fund will not purchase any securities; and provided further that each of the STF U.S. Government, STF Corporate Income and STF Short Term High Quality Bond Funds is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33-1/3% of the STF Fund's total assets (after giving effect to any such borrowing).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the STF Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and
         (ii) initial or variation margin for futures contracts will not be deemed to be pledges of an STF Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the STF Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Purchasing or selling real estate or interests in real estate, except that the STF Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

9. Investing in commodities, except that the STF U.S. Government Fund, STF International Growth Fund, STF Corporate Income Fund, STF Growth Fund, STF Emerging Growth Fund, STF Growth and Income Fund, STF Short Term High Quality Bond Fund and STF Short Term Global Government Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10. Investing in oil, gas or other mineral exploration or development programs.

11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the STF U.S. Government Fund) and the entry into repurchase agreements.

12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law, including the 1940 Act.

13. Purchasing any securities that would cause more than 25% of the value of the STF Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the STF Global Money Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of (a) STF U.S. Government securities, (b) municipal securities issued by governments or political subdivisions of governments or (c) with respect to the STF U.S. Government Money Fund and STF Short Term Global Government Fund, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks.

14. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to the STF Growth Fund and STF Short Term High Quality Bond Fund and STF Short Term Global Government Fund; and provided further that (a) the STF U.S. Government Fund, STF Corporate Income Fund, STF Growth and Income Fund, STF Emerging Growth Fund and STF International Growth Fund may purchase, write and sell covered put and call options on securities, (b) STF U.S. Government Fund, STF Corporate Income Fund, STF Emerging Growth Fund, STF Growth and Income Fund and STF International Growth Fund may purchase, write and sell futures contracts and options on futures contracts, (c) the STF Growth and Income Fund, STF Emerging Growth Fund and STF International Growth Funds may purchase and write put and call options on stock indexes, and
         (d) the STF International Growth Fund may purchase put and call options and write covered call options on foreign currency contracts.

15. With respect to the STF Growth Fund, investing more than 35% of the fund's assets in non-investment grade debt securities.

16. With respect to the STF Short Term High Quality Bond Fund, having a dollar-weighted average portfolio maturity in excess of five years.

17. With respect to the STF Growth Fund, investing more than 25% of the fund's assets in foreign securities.

18. Purchasing securities that are not readily marketable if more than 10% of the net assets of a Money Fund, or more than 15% of the net assets of a Non-Money Fund, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) except for the STF Short Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

19. Investing more than 10% of its total assets in time deposits maturing in more than seven calendar days; provided that this restriction shall not apply to the STF Growth Fund, STF Short Term Global Government Fund and STF Short Term High Quality Bond Fund.

20.      Making investments for the purpose of exercising control or management.

21.      Purchasing or selling interests in real estate limited partnerships.

22. Entering into Strategic Transactions otherwise prohibited by the STF Fund's investment restrictions or in the aggregate in excess of 25% of the STF Fund's net assets, for purposes other than bona fide hedging positions or that are not "covered," subject to such greater percentage limitations as may be imposed by Sierra Advisors from time to time.

         With respect to the first investment limitation set forth above, as a result of recent amendments to a rule promulgated under the 1940 Act, the entire investment portfolio of the STF Global Money Fund is subject to the 5% limitation. However, the STF Global Money Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the STF Fund may not hold more than one such investment at any time.

         The dollar amount of short sales of securities by the STF Growth Fund or STF International Growth Fund at any one time shall not exceed 25% of the net assets of such STF Fund, respectively, and the value of securities of any one issuer in which such STF Fund is short may not exceed the lesser of 2% of the net assets of the STF Fund or 2% of the securities of any class of any issuer, and short sales of securities by each such STF Fund shall be subject to the other conditions and exclusions of Rule 123.2(7) of the Texas state securities regulations.

         For purposes of the investment restrictions described above, the issuer of a municipal security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction Number 13 above, AMT-Subject Bonds and Revenue Bonds, the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." The Sierra Trust Funds may make commitments more restrictive than the restrictions listed above with respect to an STF Fund so as to permit the sale of shares of the STF Fund in certain states. Should the Sierra Trust Funds determine that any such commitment is no longer in the best interests of the STF Fund and its shareholders, the Sierra Trust Funds will revoke the commitment by terminating the sale of shares of the STF Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities.

INVESTMENT RESTRICTIONS OF SPIF


         SPIF's investment objective and the following investment restrictions are fundamental. All other investment policies or practices are considered by SPIF not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. In accordance with the foregoing, SPIF MAY NOT:


1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of SPIF's total assets would then be invested in securities of a single issuer or if as a result SPIF would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of SPIF's assets, SPIF may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the Borrower under a Loan Agreement and the Lender selling a Participation to SPIF together with any other persons interpositioned between such Lender and SPIF with respect to a Participation.

2. Purchase any security if, as a result of such purchase, more than 25% of SPIF's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for purposes of this restriction); provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

3. Issue senior securities (including borrowing money or entering into reverse repurchase agreements) in excess of 33-1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that SPIF may borrow up to an additional 5% of its total assets for temporary purposes, or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies.


4. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements.

5. Buy any security "on margin." Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of such transactions is considered the purchase of a security on margin.

6. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which SPIF may engage would be deemed to be any of the foregoing transactions.

7. Act as an underwriter of securities, except to the extent SPIF may be deemed to be an underwriter in connection with the sale of or granting of interests in Senior Loans or other securities acquired by SPIF.

8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by SPIF of its rights under Loan Agreements would be deemed to constitute such control or participation.

9. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisitions or pursuant to an order granted by the Commission and in accordance with applicable law, to the extent that deferred compensation of SPIF's trustees under SPIF's deferred compensation plan for its trustees is valued in deferred fee accounts by reference to a hypothetical investment in such other investment companies. SPIF will rely on representations of Borrowers in Loan Agreements in determining whether such Borrowers are investment companies.

10. Buy or sell oil, gas or other mineral leases, rights or royalty contracts except pursuant to the exercise by SPIF of its rights under Loan Agreements. In addition, SPIF may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts.

11. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by SPIF of its rights under Loan Agreements, except to the extent the interests in

         Senior Loans SPIF may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments SPIF may invest in are considered to be commodities or commodities contracts.

         For purposes of investment restriction Number 2 above, SPIF will consider all relevant factors in determining whether to treat the Lender selling a Participation and any persons interpositioned between such Lender and SPIF as an issuer, including: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and SPIF's custodian); the credit quality of such Lender or interpositioned person; general economic conditions applicable to such Lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such Lender or interpositioned person incurred by SPIF.

         SPIF generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish SPIF's investment objective. For example, SPIF may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if SPIF considers it advantageous to purchase or sell securities. SPIF anticipates that the annual portfolio turnover rate of SPIF will not be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by SPIF and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. Due to the requirement for qualification as a regulated investment company under the Code that less than 30% of SPIF's annual gross income be derived from the disposition of securities held for less than three months, SPIF may not be able to sell portfolio holdings held for less than three months that SPIF may wish to sell in the ordinary course of management, which may affect adversely SPIF's yield.

                               PORTFOLIO TURNOVER

         Portfolio turnover considerations for the Portfolios are addressed in the Trust's prospectus.

         The Money Funds attempt to increase yields by trading to take advantage of short-term market variations, which result in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Money Funds. The STF Growth and Income Fund, STF Emerging Growth Fund, STF Growth Fund and STF International Growth Fund (together, the "STF Equity Funds"), the STF U.S. Government, STF Corporate Income and STF Short Term High Quality Bond Funds (the "STF Bond Funds") do not intend to seek profits through short-term trading. Nevertheless, the STF Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

                             PORTFOLIO TRANSACTIONS

         Most of the purchases and sales of securities for a Portfolio or an Underlying Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Portfolio are made by Sierra Services and for an Underlying Fund are made by its Sub-Advisor, which also is responsible for placing these transactions, subject to the overall review of the Trustees of the Trust, Sierra Trust Funds or SPIF. Although investment decisions for each Portfolio or Underlying Fund are made independently from those of the other accounts managed by its investment adviser or Sub-Advisor, investments of the type the Portfolio or Underlying Fund may make may also be made by those other accounts. When a Portfolio or Underlying Fund and one or more other accounts managed by its investment adviser or Sub-Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the investment adviser or Sub-Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Portfolio or Underlying Fund or the size of the position obtained or disposed of by the Portfolio or Underlying Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Portfolio or Underlying Fund.

         In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio or Underlying Fund, the Portfolio's or Underlying Fund's Investment Advisor or Sub-Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, each investment advisor or Sub-Advisor will consider the factors the investment advisor or Sub-Advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement of the Trust, the Sierra Trust Funds and SPIF authorizes the investment advisor or Sub-Advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the applicable Portfolio or Underlying Fund, the other Portfolios or Underlying Funds and/or other accounts over which the investment advisor or Sub-Advisor or its affiliates exercise investment discretion. The fees under such advisory agreements are not reduced by reason of their receiving such brokerage and research services. The Trustees of the Trust, the Sierra Trust Funds and SPIF will periodically review the commissions paid by the Portfolios or Underlying Funds, respectively to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust, Sierra Trust Funds or SPIF, respectively.

         Consistent with applicable provisions of the 1940 Act, the rules and exemptions adopted by the Commission thereunder, and relevant interpretive and "no-action" positions taken by the Commission's staff the Board of Trustees of the Trust, the Sierra Trust Funds and SPIF have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all portfolio transactions with affiliates will be fair and reasonable. Under the procedures adopted, portfolio transactions for a Portfolio or Underlying Fund may be executed through GW Securities or any other affiliated broker, including J.P. Morgan Securities, Inc. or J.P. Morgan Securities Limited (which are affiliates of J.P. Morgan Investment Management, Inc., the Sub-Advisor of the STF Global Money and STF Growth and Income Funds) and Donaldson, Lufkin Jenrette Securities Corporation (which is an affiliate of Alliance Capital Management L.P., the Sub-Advisor of the STF U.S. Government Money Fund) if, subject to other conditions in the Rule 17e-1 procedures, in the judgment of the investment advisor or Sub-Advisor of the Portfolio or Underlying Fund, the use of GW Securities or an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, GW Securities or such other affiliated broker charges the Fund or Underlying Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the period ended June 30, 1997, no brokerage commissions were paid by the Trust.


         With respect to interests in Senior Loans, SPIF generally will engage in privately negotiated transactions for purchase or sale in which the Sub-Advisor will negotiate on behalf of SPIF. SPIF may be required to pay fees, or forgo a portion of interest and any fees payable to SPIF, to the Lender selling Participations or Assignments to SPIF. The Sub-Advisor will determine the Lenders from whom SPIF will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. Although SPIF intends generally to hold interests in Senior Loans until maturity or prepayment of the Senior Loan, the illiquidity of Senior Loans may restrict the ability of the Sub-Advisor to locate in a timely manner persons willing to purchase SPIF's interests in Senior Loans at a fair price should SPIF desire to sell such interests. See "Strategies Available to SPIF." As of June 30, 1997, none of the Portfolios held any securities of any "regular broker or dealer" of the Trust.


                                 NET ASSET VALUE

         The Trust will not calculate the net asset value of the Portfolio's Class A and Class B Shares on certain holidays. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Underlying Fund's shares and, as a result, a Portfolio's shares could be significantly affected.

         A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities that are not traded through the NASDAQ National Market System are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market value to be determined by or under the direction of the Board of Trustees of the Trust.

         In carrying out the Board's valuation policies, First Data, as Sub-Administrator, may consult with one or more independent pricing services (each, a "Pricing Service") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including Municipal Securities, are valued by First Data, as Sub-Administrator, after consultation with a Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees of the Trust.

                          HOW TO BUY AND REDEEM SHARES

         Class A and Class B Shares of the Portfolios may be purchased and redeemed in the manner described in the Prospectus of the Trust and in this SAI.

COMPUTATION OF PUBLIC OFFERING PRICES

         The Portfolios offer their shares to the public on a continuous basis. The public offering price per Class A Share of the Portfolios is equal to the respective net asset value per Class A Share next computed after receipt of a purchase order, plus the applicable front-end sales charge, if any. The public offering price per Class B Share of the Portfolios is equal to the net asset value per such Class B Share next computed after receipt of a purchase order.

         An illustration of the computation of the Public Offering Price per Class A Shares of the Capital Growth, Growth, Balanced, Value and Income Portfolios is provided in the table below. The computation is based on the value of each Portfolio's net assets, the number of Class A Shares outstanding on June 30, 1997 and the application of the maximum sales charge for the Portfolios, as set forth in the table below.


                                     Capital Growth          Growth               Balanced          Value               Income
      Class A Shares                  Portfolio             Portfolio             Portfolio       Portfolio            Portfolio
      --------------                 ---------------      ------------          ------------     -------------       ------------
Net Assets................            $14,252,961         $136,141,181          $109,421,054     $12,613,056         $13,409,935


                                     Capital Growth          Growth               Balanced          Value               Income
      Class A Shares                  Portfolio             Portfolio             Portfolio       Portfolio            Portfolio
      --------------                 ---------------      ------------          ------------     -------------       ------------
Outstanding
Shares....................              1,266,018           12,539,328             9,993,652       1,193,528           1,323,410
Net Asset Value
 Per Share................                 $11.26               $10.86                $10.95          $10.57              $10.13
Sales Charge, as a
percentage of the
offering price............                  5.75%                5.50%                 5.25%           4.50%               4.50%
Offering to Public........                 $11.95               $11.49                $11.56          $11.07              $10.61



         In addition to the purchases on which the sales charge is waived as listed in the prospectus, no sales charge will be assessed on a purchase by any other investment company in connection with the combination of such company with the Trust by merger, acquisition of assets or otherwise.

REDEMPTIONS

         The procedures for redemption of Class A and Class B Shares of each Portfolio are summarized in the Prospectus of the Trust under "How to Sell Shares." The right of redemption of Class A and Class B Shares of a Portfolio may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Portfolio's investments or determination of its net assets value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.


         CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGES. Contingent deferred sales charges (each, a "CDSC") imposed upon redemptions of Class A and Class B Shares will be waived in certain instances.

         The CDSC of 1.0% or 0.5% imposed on redemptions of Class A Shares for which the entire sales charge at purchase was waived as described in "Application of Class A Shares CDSC" in the Prospectus will be waived in certain instances as described in "Waivers of Class A Shares CDSC" in the Prospectus. For purposes of the waivers described in such section of the Prospectus, a person will be deemed "disabled" only if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration.

         The CDSC applicable to the Class B Shares may be waived as described in the sections of the Prospectus that describe waivers of the sales charges for the various classes of the Portfolios. The CDSC applicable to the Class B Shares is waived for withdrawals under the Systematic Withdrawal Plan under certain circumstances as described in "Systematic Withdrawal Plan" below.


         REDEMPTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make a redemption payment wholly in cash, the Trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by distributions, in kind, of portfolio securities in lieu of cash. Securities issued in a redemption in kind, other than shares of SPIF, will be readily marketable. Shareholders receiving shares of the Underlying Funds in a redemption in kind will continue to bear the ongoing operating expenses and market risk of the Underlying Funds and may incur brokerage commissions when subsequently redeeming shares of those securities.


         SYSTEMATIC WITHDRAWAL PLAN. As described in the Trust's Prospectus, a Systematic Withdrawal Plan may be established by a shareholder who owns either Class A or Class B Shares of a Portfolio with a value exceeding $10,000 and who wishes to receive specific amounts of cash periodically. Monthly, quarterly, semiannual or annual withdrawals in a minimum amount of $100 may be made under the Systematic Withdrawal Plan by redeeming as many shares of the Portfolio as may be necessary to cover the stipulated withdrawal payment. The CDSC on Class B Shares is waived for withdrawals under a Systematic Withdrawal Plan that meets certain conditions as described in "Your Sierra Asset Management ("SAM") Portfolio Account - Waivers of the Class B CDSCs" in the Prospectus of the Trust. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Portfolio, there will be a reduction in the value of the shareholder's investment in the relevant class of the Portfolio and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Portfolio. For additional information regarding the Systematic Withdrawal Plan, write to the Trust at c/o First Data Investor Services Group, P.O. Box 5118, Westboro, MA 01581-5118, or call the Trust at 800-222-5852.


                             HOW TO EXCHANGE SHARES

         Shareholders may exchange all or part of their shares of one Portfolio for the same class of shares of another Portfolio or any of the Sierra Trust Funds or SPIF. If the shares acquired in the exchange are subject to a higher sales load, a sales load may be charged in an amount up to the difference between the sales load previously paid and the initial sales load applicable to the shares of the fund being acquired. Initially, Shareholders of Sierra Trust Funds and/or SPIF are not permitted to exchange their shares for shares of the Portfolios.

         An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See the section "Taxes" below. Upon 60 days' prior written notice to shareholders, the exchange privilege may be modified or terminated and the Trust may impose a charge of up to $5 for exchanges.

         The exchange privilege enables a shareholder to acquire the same class of shares in a Portfolio, Sierra Trust Fund or SPIF with different investment objectives or policies when the shareholder believes that a shift between Portfolios, Sierra Trust Funds and/or SPIF is an appropriate investment decision. This privilege is available to shareholders residing in any state in which shares of the Portfolio or Underlying Fund being acquired may legally be sold.

         Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in the same class of shares of the Portfolio or Underlying Fund being acquired. The Trust reserves the right to reject any exchange request.


                          DETERMINATION OF PERFORMANCE

         The Income, Value and Balanced Portfolios (the "Fixed Income Portfolios") may quote a 30-day yield figure (the "SEC Yield") which is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                YIELD = 2[(a-b + 1)6 - 1]
                          ----
                           cd

Where:     a    = dividends and interest earned during the period.

           b    = expenses accrued for the period (net of reimbursement).

           c    = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d    = the maximum offering price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Fixed Income Portfolios at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         In addition, the Portfolio may quote a 30-day yield based on actual distributions during a 30-day period that is computed by dividing the net investment income per share earned by the Portfolio during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Fixed Income Portfolios may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share.

         Capital appreciation for Class A and Class B Shares of the Fixed Income Portfolios and the Growth and Capital Growth Portfolios (the "Equity Portfolios") shows principal changes for the period shown, and total return combines principal changes and dividend and interest income reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. Actual distributions include short-term capital gains derived from option writing or other sources. The period selected for performance data will depend upon the purpose of reporting the performance.

         The total return of the Portfolios' Class A and Class B Shares may be calculated on an "average annual total return" basis, and may also be calculated on an "aggregate total return" basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Portfolio over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for Class A and Class B Shares of the Fixed Income and Equity Portfolios will be computed according to a formula prescribed by the SEC.

The formula can be expressed as follows:

                P(1+T)n = ERV

Where:    P   = a hypothetical initial payment of $1,000
          T   = average annual total return/aggregate total return
          n   = number of years
          ERV = Ending Redeemable Value of a hypothetical $1,000
                payment made at the beginning of the 1, 5 or 10 years (or other) periods or the life of the Fund

         The formula for calculating aggregate total return can be expressed as follows:

         Aggregate Total Return =     [ (ERV) - 1 ]
                                        -----
                                          P

         The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts. In addition, with respect to Class A Shares, the maximum 4.5%, 5.25%, 5.50% or 5.75% sales charge as applicable to the class of the Portfolio is deducted from the initial $1,000 payment (variable "P" in the formula).

         The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the Portfolio.

         The performance of a Portfolio's Class A and Class B Shares will vary from time to time depending upon market conditions, the composition of the Portfolio's portfolio securities and the Portfolio's operating expenses. Consequently, any given securities performance quotation should not be considered representative of the Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Investors should recognize that, because the Fixed Income Portfolios will have a high component of fixed-income securities, in periods of declining interest rates the yields of the Fixed Income Portfolios will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates yields will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fixed Income Portfolios from the continuous sale of shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fixed Income Portfolio's securities, thereby reducing the current yields of the Fixed Income Portfolios. In periods of rising interest rates, the opposite can be expected to occur. Comparative performance information may be used from time to time in advertising the Portfolios' Class A and Class B Shares, including data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications.

         Each Portfolio is modeled after an investment strategy used by the Sierra Asset Management ("SAM") program, an investment management service offered by Sierra Services that allocates investments across a combination of the Underlying Funds. Set forth below is certain performance data for those strategies, which is deemed relevant because each strategy was managed using virtually the same investment objectives, policies and restrictions as those used by the Portfolios. Nonetheless, the performance data is not necessarily indicative of the future performance of the Portfolios.

         Because of certain differences in the expenses applicable to the SAM program and the Portfolios, the following performance information has been adjusted by applying the current total expense ratios for the Class A Shares of the Portfolios. The average annual total return of the following investment strategies for the one-year period, the five-year period and the period from inception of the strategy ended June 30, 1997, was as follows:



STRATEGY/PORTFOLIO                          1 YEAR           5 YEARS          FROM INCEPTION*
------------------                          ------           -------          ---------------


The Fixed Strategy/Income                   7.47%            5.36%                 7.35%
Portfolio
The Balanced Strategy/ Balanced            11.91%           10.01%                10.58%
Portfolio
The Value Strategy/Value Portfolio         10.79%              --                  7.18%
The Growth Strategy/Growth                  8.84%                                 12.83%
Portfolio                                                   11.71%
The Aggressive Growth Strategy/            13.22%              --                 19.45%
Capital Growth Portfolio


------------------------------------

*September 30, 1990 for the Fixed Strategy, the Balanced Strategy and the Growth Strategy; March 31, 1993 for the Value Strategy; and May 31, 1995 for the Aggressive Growth Strategy.


PERFORMANCE COMPARISONS


         In reports or other communications to shareholders or in advertising material, a Portfolio may make certain performance comparisons as described in the Trust's prospectuses. Another performance comparison one or more of the Portfolios may use is the following comparison of the return on IRA accounts to the return on conventional savings plans.

        [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

        The following replaces a bar graph that indicates years of investment in increments of five years beginning at five years and ending at twenty years on the horizontal axis and amount of total return for "Tax-Deferred Growth (after-tax contributions and tax-deferred earnings)" and for "Conventional Savings Plan (after-tax contributions and earnings)" on the vertical axis.



                          IRAs CAN HELP YOU EARN MORE

                     FOR $100,000 COMPOUNDED ANNUALLY AT 8%

        $146,933+     $215,892+      $466,096+
        $128,359++    $164,761++     $271,461++
        -------       --------       --------
        5 Years       10 Years       20 Years

------------
 + Tax Deferred Growth *(after-tax contributions and tax-deferral earnings)

++ Conventional Savings Plan (after-tax contributions and earnings)



[END OF TABULAR REPRESENTATION THAT REPLACES GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


* When you make withdrawals from your IRA account, you must pay taxes on the earnings as well as on any tax-deductible contributions. Earnings on conventional savings plans invested in various asset mediums are taxed annually, but you are not taxed on withdrawals from such savings plans. If any payment from your IRA account is taken before age 59 1/2, a 10% tax penalty may be imposed.

         The sole purpose of this chart is to illustrate your tax-deferred earnings from an IRA savings account in comparison to earnings from a taxable conventional savings plan over a period of 20 years, and the chart translates federal tax savings from a tax-free investment into an equivalent yield from a taxable investment. The chart assumes a 36% tax rate for all periods (before the deduction of any fees, charges or expenses) at a fixed rate of 8%. The chart assumes no withdrawals from the savings plans and reinvestment of all dividends and/or income during the 20-year period shown.

         This chart is for illustrative purposes only and does not represent past, current or future yields of any of the Portfolios of the Trust, nor does it illustrate the effect of fluctuations in principal value.

                                      TAXES

         The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly alter the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Portfolios. Each of the Portfolios intends to continue qualifying as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. A

Portfolio that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

         In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options futures, and forward contracts; (b) derive less than 30% of its gross income for each taxable year from the sale or other disposition of any of the following investments if such investments are held for less than three months: stock, securities, options, futures or forward contracts (other than options futures, or forward contracts on foreign currencies), or foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Trust's business of investing in stock or securities; and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not represent more than 10% of the outstanding voting securities of such issuer or exceed 5% of the value of the Portfolio's total assets and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities and securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses.

         Notwithstanding the distribution requirement described above, which only requires a Portfolio to distribute at least 90% of its annual investment company taxable income and tax-exempt interest income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

         If a Portfolio fails to qualify as a regulated investment company for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.

         As described above and in the Prospectus, the Portfolios may invest in certain types of futures contracts and options. The Portfolios anticipate that these investment activities will not prevent the Portfolios from qualifying as regulated investment companies. As a general rule, these investment activities may increase or decrease the amount of long-term and short-term capital gains or losses realized by a Portfolio and, accordingly, will affect the amount of capital gains distributed to a Portfolio's shareholders.

         Many futures contracts entered into by a Portfolio, and all listed nonequity options written or purchased by a Portfolio will be governed by
Section 1256 of the Code. On the last trading day of the Portfolio's fiscal year, all such outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Portfolio's portfolio of securities.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Generally, a "straddle" is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in holding periods of securities and conversion of short-term capital losses into long-term capital losses. Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which may affect the operations of these rules. Each of the Funds intends to monitor its transactions in options and futures and may make certain tax elections in connection with those investments.

         As a general rule, a Portfolio's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Portfolio has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Portfolio shares will be a long-term capital gain or loss if the shareholder has held the Portfolio shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the Portfolio shares for one year or less.

         While only the Equity Portfolios expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Trust's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Portfolio's taxable year. Any loss on the sale or exchange of shares in a Portfolio that have been held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

SHAREHOLDER STATEMENTS

         Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income and shareholder's dividends and distributions received from the Portfolio for the prior calendar year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that the taxpayer identification number is correct and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions and (2) the proceeds of any redemptions of Portfolio shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN TAX CONSIDERATIONS GENERALLY AFFECTING A PORTFOLIO AND ITS SHAREHOLDERS, AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR STATE AND LOCAL TAX LIABILITIES.


                                   DISTRIBUTOR

         Sierra Services serves as the distributor for the Class A and Class B Shares on a best efforts basis pursuant to a distribution agreement between the Trust and Sierra Services. To compensate Sierra Services for the distribution-related services it provides, and broker-dealers authorized by Sierra Services, the Trust has adopted two plans of distribution (each, a "Plan") pursuant to Rule 12b-1 under the 1940 Act, one with respect to each of the classes of shares, the Class A and Class B Shares. Under the Plan for the Class A Shares, Sierra Services will be entitled to receive a distribution fee, accrued daily and paid monthly, calculated with respect to Class A Shares at the annual rate of up to .25% of the average daily net assets of the Class A Shares of each Portfolio. Under the Plan for the Class B Shares, the Class B Shares will be charged, respectively, distribution fees at an annual rate of up to .75% of the average daily net assets of such class of each Portfolio. Payments under a Plan may be used to defray a portion of the costs incurred in rendering distribution services to respective classes of the Portfolios, including costs such as costs of advertising or sales literature or payment of commissions on the sale of shares of the Portfolios. Under the Plan for the Class B Shares, Class B Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Portfolio. This service fee may be used for personal service and maintenance of shareholder accounts.

         Each Plan is designed to enable Sierra Services to compensate broker-dealers that have entered into an agreement with Sierra Services for distribution of the Portfolios' shares ("Authorized Dealers"), including GW Securities and their representatives for selling Portfolios' shares. Payments under the Plans are not tied exclusively to the distribution expenses actually incurred by Sierra Services, and such payments may exceed distribution expenses actually incurred by Sierra Services. Sierra Services anticipates, however, that for the foreseeable future distribution expenses incurred will greatly exceed amounts paid under each Plan. The Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans ("Independent Trustees"), will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Sierra Services in the current year and in prior years and amounts received under the Plan.

         Under its terms, each Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees of the Trust, including a majority of the Independent Trustees. A Plan may not be amended to increase materially the amount to be spent for the services provided by Sierra Services without approval by the shareholders of the class of shares of the Portfolio to which the Plan applies, and all material amendments of the Plan also require Board approval. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, with respect to a class of shares of the Portfolios, by a vote of a majority of the outstanding voting securities of the class of shares of the Portfolio (as such vote is defined in the 1940 Act) to which the Plan applies. If a Plan is terminated (or not renewed) with respect to any class of any one or more Portfolios, it may continue in effect with respect to the same class of any Portfolio as to which it has not been terminated (or has been renewed). Pursuant to the distribution agreements, Sierra Services will provide the Board of Trustees periodic reports of any amounts expended under each Plan and the purpose for which such expenditures were made.

                                                                        APPENDIX

             DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

         AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

           Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF DUFF'S CORPORATE BOND RATINGS

           Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S CORPORATE BOND RATINGS

           Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

           AAA - Prime - These bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

           Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions

(including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

           AA - High Grade - Bonds in this group have a very strong capacity to pay interest and repay principal and differ from the highest rated debt only in small degree.

           A - Good Grade - Bonds in this category have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Regarding municipal bonds, the rating differs from the two higher ratings because:

           General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.


           Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.


           BBB - Medium Grade - Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

           General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

           Revenue Bonds - Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

           BB, B, CCC, CC and C - Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         D - Bonds rated D are in default, or the obligor has filed for bankruptcy. The D rating is issued when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

           Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

           Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

           Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing, from superior liquidity support, or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation of MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

           Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

           Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff- 1- have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

           The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                              FINANCIAL STATEMENTS


           The following are the audited financial statements for the period from July 25, 1997 (commencement of operations) through June 30, 1997, and the Report of Independent Accountants of Price Waterhouse LLP dated August 12, 1997 relating to the financial statements and financial highlights of each of the Portfolios constituting the Sierra Asset Management Portfolios.

                       SIERRA ASSET MANAGEMENT PORTFOLIOS


                                     PART C


Item 24.  Financial Statements and Exhibits


         (a)      Financial Statements (included in Part A):
                              - Audited Financial Highlights for the fiscal year
                  ended June 30, 1997

                  Financial Statements (included in Part B):
                              The following audited financial statements as of June 30, 1997 and the Report of Price Waterhouse, LLP dated August 12, 1997 are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Annual Report to Shareholders, as filed with the Securities and Exchange Commission on September 3, 1997 (Accession #0000950156-97-000750).

                              - Portfolio of Investments
                              - Statement of Assets and Liabilities
                              - Statements of Operations
                              - Statements of Changes in Net Assets
                              - Notes to Financial Statements


         (b)      Exhibits


                  1(a)           Agreement and Declaration of Trust dated March 26, 1996 is incorporated by reference to the Registration Statement filed with the SEC on March 27, 1996.

                  1(b)           Agreement and Declaration of Trust dated March 26, 1996 Amended and Restated July 19, 1996 is incorporated by reference to
                                 Pre-Effective Amendment No. 2 filed with the SEC on July 22,
                                 1996.

                  2              By-laws of the Trust are incorporated by reference to the
                                 Registration Statement as filed with the SEC on March 27, 1996.

                  3              Not applicable

                  4              Not applicable

                  5              Investment Advisory Agreement dated July 19, 1996, between the
                                 Trust and Sierra Investment Services Corporation ("Sierra Services"),
                                 is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on August 29, 1997.

                  6(a)           Class A Distribution Agreement dated July 19, 1996, between the
                                 Trust and Sierra Services, is incorporated by reference to Post-Effective
                                 Amendment No. 2 filed with the SEC on August 29, 1997.

                  6(b)           Class B Distribution Agreement dated July 19, 1996, between the
                                 Trust and Sierra Services is incorporated by reference to Post-Effective
                                 Amendment No. 2 filed with the SEC on August 29, 1997.

                  7              Not applicable

                  8              Custody Agreement dated July 19, 1996, between the Boston Safe
                                 Deposit and Trust Company and Sierra Fund Administration, is
                                 incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 6, 1997.

                  9(a)           Administration Agreement dated July 23, 1996 between the Trust and Sierra Fund Administration, is incorporated by reference to
                                 Post-Effective Amendment No. 1 filed with the SEC on January 6,
                                 1997.

                  9(b)           Sub-Administration Agreement (First Data Investor Services Group,
                                 Inc.) is incorporated by reference to Pre-Effective Amendment No.
                                 1 filed with the SEC on June 21, 1996.

                  9(c)           Form of Sub-Administration Agreement (Dealers) is incorporated by reference to Pre-Effective Amendment No. 2 filed with the SEC on
                                 July 22, 1996.

                  9(d)           Transfer Agency and Services Agreement dated May 1, 1996, between the Trust and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on
                                 August 29, 1997.

                  10             Opinion and consent of Morgan, Lewis & Bockius LLP is
                                 incorporated by reference to Pre-Effective Amendment No. 2 filed with the SEC on July 22, 1996.

                  11             Consent of Accountant is filed herewith.

                  12             Not applicable

                  13             Purchase Agreement relating to the Income, Value, Balanced,
                                 Growth, and Capital Growth Portfolios is incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January
                                 6, 1997.

                  14             Not applicable

                  15(a)          Class A Distribution Plan dated May 21, 1996 is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on
                                 August 29, 1997.

                  15(b)          Class B Distribution Plan is incorporated by reference to
                                 Pre-Effective Amendment No. 1 filed with the SEC on June 21,
                                 1996.

                  16             Not applicable

                  17             Financial Data Schedules for the fiscal year ended June 30, 1997 are filed herewith.

                  18             Rule 18f-3 Multiple Class Plan is incorporated by reference to
                                 Pre-Effective Amendment No. 1 filed with the SEC on June 21,
                                 1996.

                  19             Not applicable

                  20             Not applicable

                  21             Not applicable

                  22             Not applicable

                  23             Not applicable

                  24             Powers of Attorney with respect to Registration Statement and
                                 Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, Officers of the
                                 Trust: Arthur H. Bernstein, David E. Anderson, Edmond R. Davis,
                                 John W. English and Alfred E. Osborne, Jr. are incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on
                                 January 6, 1997.



Item 25.          Persons Controlled by or Under Common Control with  Registrant

                  See the Prospectus and Statement of Additional Information regarding the Registrant's Control relationships.

Item 26.          Number of Holders of Securities


                                                     NUMBER OF RECORD HOLDERS AT
                                                          OCTOBER 15, 1997

                                                                CLASS "A"      CLASS "B"
                                                                ---------      ---------
Shares of the Capital Growth Portfolio, without par value           677          1,569

Shares of the Growth Portfolio, without par value                 3,926          4,709

Shares of the Balanced Portfolio, without par value               2,877          2,630

Shares of the Value Portfolio, without par value                    335            199

Shares of the Income Portfolio, without par value                   285            125



Item 27.        Indemnification

                       Under Section 8.1 of Registrant's Declaration of Trust ("Declaration of Trust"), any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or either of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

                       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will by governed by the final adjudication of such issue.


Item 28(a). Business and Other Connections of Investment Advisor

                       Sierra Investment Services Corporation ("Sierra Services") is the investment advisor of the Funds.

                       Sierra Services does not currently act as depositor or investment advisor for any other investment company.


                       The information required by this Item 28 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 29. Principal Underwriter -- Sierra Investment Services Corporation ("Sierra Services") is the principal underwriter of the Class A and Class B Shares of the Funds and serves as the principal underwriter of the Sierra Trust Funds, The Sierra Variable Trust and the Sierra Prime Income Fund.

                       Sierra Services does not currently act as depositor or investment advisor for any other investment company.


                       The information required by this Item 29 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 30.        Location of Accounts and Records


                  (1)    Sierra Asset Management Portfolios
                         9301 Corbin Avenue
                         Northridge, California 91324
                         (declaration of trust and by-laws)

                  (2)    Sierra Investment Services Corporation
                         9301 Corbin Avenue
                         Northridge, California  91324
                         (with respect to their services as the principal underwriter)

                  (3) Great Western Financial Securities Corporation 9301 Corbin Avenue
                         Northridge, California 91324
                         (with respect to their services as a dealer)

                  (4)    Sierra Fund Administration Corporation
                         9301 Corbin Avenue
                         Northridge, California  91324
                         (with respect to their services as administrator)

                  (5)    Boston Safe Deposit and Trust Company
                         One Boston Place
                         Boston, Massachusetts 02108
                         (with respect to their services as custodian)


                  (6)    First Data Investor Services Group, Inc.
                         One Exchange Place
                         53 State Street
                         Boston, Massachusetts  02109
                         (with respect to their services as a sub-administrator)

                  (7)    First Data Investor Services Group, Inc.
                         4400 Computer Drive
                         Westboro, Massachusetts  01581
                         (with respect to their services as transfer agent).

                  (8)    Morgan, Lewis & Bockius LLP
                         2000 One Logan Square
                         Philadelphia, Pennsylvania  19103
                         (with respect to their services as counsel to the Fund)

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

                  (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (b) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal or a Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Northridge and State of California on the 20th day of October, 1997.


                                           SIERRA ASSET MANAGEMENT PORTFOLIOS


                                           By:    /s/ James H. Overholt
                                                  -----------------------------
                                                  James H. Overholt
                                                  President


               Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the date(s) indicated.





                       Signature                                   Title(s)                       Date
                       ---------                                   --------                       ----
  /s/ James H. Overholt                                   President and Trustee              October 20, 1997
  -----------------------------------------
  James H. Overholt
  (Principal Executive Officer)

  /s/ Keith B. Pipes                                      Executive Vice President,          October 20, 1997
  -----------------------------------------               Treasurer and Secretary
  Keith B. Pipes
  (Principal Financial and Accounting Officer)

                      *                                   Trustee                            October 20, 1997
  -----------------------------------------
   David E. Anderson

                      *                                   Chairman of the Board and          October 20, 1997
  -----------------------------------------               Trustee
   Arthur H. Bernstein

                      *                                   Trustee                            October 20, 1997
  -----------------------------------------
   Edmond R. Davis

                      *                                   Trustee                            October 20, 1997
  -----------------------------------------
   John W. English

                      *                                   Trustee                            October 20, 1997
  -----------------------------------------
   Alfred E. Osborne, Jr., Ph.D.



*By: /s/ Keith B. Pipes
    -------------------------------------
           Keith B. Pipes
           Attorney-In-Fact

                                 EXHIBIT INDEX



EDGAR
Exhibit    Exhibit
No.        No.        Description
-------    -------    -----------
           1(a)       Agreement and Declaration of Trust dated March 26, 1996 is incorporated by reference to the Registration
                      Statement filed with the SEC on March 27, 1996.

           1(b)       Agreement and Declaration of Trust dated March 26, 1996 Amended and Restated July 19, 1996 is incorporated by reference to Pre-Effective Amendment No. 2 filed with the SEC on July 22, 1996.

           2          By-laws of the Trust are incorporated by reference to the Registration Statement as filed with the SEC on
                      March 27, 1996.

           3          Not applicable

           4          Not applicable

           5          Investment Advisory Agreement dated July 19, 1996, between the Trust and Sierra Investment Services
                      Corporation ("Sierra Services"), is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on August 29, 1997.

           6(a)       Class A Distribution Agreement dated July 19, 1996, between the Trust and Sierra Services, is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on August 29, 1997.

           6(b)       Class B Distribution Agreement dated July 19, 1996, between the Trust and Sierra Services is incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on August 29, 1997.

           7          Not applicable

           8          Custody Agreement dated July 19, 1996, between the Boston Safe Deposit and Trust Company and Sierra
                      Fund Administration, is incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on
                      January 6, 1997.

           9(a)       Administration Agreement dated July 23, 1996 between the Trust and Sierra Fund Administration, is incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 6, 1997.

           9(b)       Sub-Administration Agreement (First Data Investor Services Group, Inc.) is incorporated by reference to
                      Pre-Effective Amendment No. 1 filed with the SEC on June 21, 1996.

           9(c)       Form of Sub-Administration Agreement (Dealers) is incorporated by reference to Pre-Effective Amendment
                      No. 2 filed with the SEC on July 22, 1996.

           9(d)       Transfer Agency and Services Agreement dated May 1, 1996, between the Trust and First Data Investor
                      Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 2 filed with the
                      SEC on August 29, 1997.

           10         Opinion and consent of Morgan, Lewis & Bockius LLP is incorporated by reference to Pre-Effective
                      Amendment No. 2 filed with the SEC on July 22, 1996.

Ex-99.B    11         Consent of Accountant is filed herewith.

           12         Not applicable

           13         Purchase Agreement relating to the Income, Value, Balanced, Growth, and Capital Growth Portfolios is
                      incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 6, 1997.

           14         Not applicable

           15(a)       Class A Distribution Plan dated May 21, 1996 is incorporated by reference to Post-Effective Amendment
                       No. 2 filed with the SEC on August 29, 1997.

           15(b)       Class B Distribution Plan is incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on June 21, 1996.

           16         Not applicable

           17         Not applicable

           18         Rule 18f-3 Multiple Class Plan is incorporated by reference to Pre-Effective Amendment No. 1 filed with the
                      SEC on June 21, 1996.

           19         Not applicable

           20         Not applicable

           21         Not applicable

           22         Not applicable

           23         Not applicable

           24         Powers of Attorney with respect to Registration Statement and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, Officers of the Trust: Arthur H. Bernstein,
                      David E. Anderson, Edmond R. Davis, John W. English and Alfred E. Osborne, Jr. are incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 6, 1997.

           25         Not applicable

           26         Not applicable

Ex-99.B    27         Financial Data Schedules for the fiscal year ended June 30, 1997 are filed herewith.